              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON NOVEMBER 1, 2001

                                         SECURITIES ACT REGISTRATION NO. 2-91216
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-4023
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /
                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 41                      /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 42                             /X/

                        (Check appropriate box or boxes)

                            ------------------------

                        PRUDENTIAL MUNICIPAL SERIES FUND
               (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE,
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7530

                             DEBORAH A. DOCS, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

          /X/  immediately upon filing pursuant to paragraph (b)
          / /  on (date) pursuant to paragraph (b)
          / /  60 days after filing pursuant to paragraph (a)(1)
          / /  on (date) pursuant to paragraph (a)(1)
          / /  75 days after filing pursuant to paragraph (a)(2)
          / /  on (date) pursuant to paragraph (a)(2) of rule 485.
          If appropriate, check the following box:
          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered.....Shares of Beneficial Interest, $.01 Par
Value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PROSPECTUS

                                     NOVEMBER 1, 2001


 PRUDENTIAL

 MUNICIPAL SERIES FUND
 FLORIDA SERIES


                                     FUND TYPE
                                     Municipal bond
                                     OBJECTIVE
                                     Maximize current income that is exempt
                                     from federal income taxes consistent with the preservation of capital and to invest in securities which will enable its shares to be exempt from the Florida intangibles tax

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
2       Principal Risks
3       Evaluating Performance
5       Fees and Expenses

7       HOW THE SERIES INVESTS
7       Investment Objective and Policies
9       Other Investments and Strategies
12      Investment Risks

17      HOW THE SERIES IS MANAGED
17      Board of Trustees
17      Manager
17      Investment Adviser
18      Distributor

19      SERIES DISTRIBUTIONS AND TAX ISSUES
19      Distributions
20      Tax Issues
21      If You Sell or Exchange Your Shares

23      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
23      How to Buy Shares
32      How to Sell Your Shares
35      How to Exchange Your Shares
37      Telephone Redemptions or Exchanges
37      Expedited Redemption Privilege

38      FINANCIAL HIGHLIGHTS
39      Class A Shares
40      Class B Shares
41      Class C Shares
42      Class Z Shares

44      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)


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FLORIDA SERIES                      [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the FLORIDA SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM FEDERAL INCOME TAXES consistent with the PRESERVATION OF CAPITAL and to invest in securities which will enable its shares to be EXEMPT FROM THE FLORIDA INTANGIBLES TAX. This means we invest primarily in Florida state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from those taxes (collectively called "Florida obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.

    In pursuing our objective, we normally invest at least 80% of the Series' total assets in Florida obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS, commonly known as JUNK BONDS. The Series may invest in Florida obligations the interest and/ or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds, the interest on which is subject to the federal alternative minimum tax
(AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.

    While we make every effort to achieve our objective, we can't guarantee success.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates rise or because there is a lack of confidence in the issuer or in the bond's insurer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics and are subject to a greater degree of market fluctuation and greater risk that the issuer may be unable to make principal and interest payments when they are due than higher-quality securities. Since the Series may invest in lower-rated bonds, commonly known as junk bonds, there is a higher risk of default of payment of principal and interest. Furthermore, junk bonds tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.


    The Series may purchase municipal bonds that are insured to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.


    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, yield as much as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.

    Municipal bonds and, in particular, municipal leases may be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond or lease payments.

    Because the Series will concentrate its investments in Florida obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Florida obligations than a municipal bond fund that is not as geographically concentrated. These

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2  FLORIDA SERIES                                [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). By way of illustration, South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of Florida are susceptible to problems in the agricultural sector. The Series, therefore, may be more susceptible to developments affecting those areas than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Florida obligations. For more detailed information on the risks of investing in Florida obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.

    The Series is nondiversified, meaning that we can invest a higher percentage of its assets in the securities of fewer issuers than a diversified fund. Investing in a nondiversified series involves greater risk than investing in a diversified series.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

 ANNUAL RETURNS* (CLASS A SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  12.19%
1992   9.59%
1993  13.38%
1994  -7.22%
1995  19.10%
1996   3.41%
1997   8.47%
1998   5.55%
1999  -2.98%
2000  11.22%

BEST QUARTER: 7.46% (1st quarter of 1995) WORST QUARTER: (6.71%) (1st quarter of
1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE DISTRIBUTION AND SERVICE (12b-1) AND MANAGEMENT FEE WAIVERS, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE RETURN OF THE CLASS A SHARES FROM 1-1-01 TO 9-30-01 WAS 4.97%.



  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)



                                  1 YR   5 YRS  10 YRS         SINCE INCEPTION
  Class A shares                 7.89%   4.38%   6.73%  6.72% (since 12-28-90)
  Class B shares                 5.95%   4.50%     N/A  5.84% (since 8-1-94)
  Class C shares                 8.57%   4.20%     N/A  4.75% (since 7-26-93)
  Class Z shares                11.61%     N/A     N/A  5.54% (since 12-6-96)
  Lehman Muni Bond Index(2)     11.68%   5.84%   7.32%  **(2)
  Lipper Average(3)             10.55%   4.59%   6.68%  **(3)



(1) THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND EXPENSES. WITHOUT THE MANAGEMENT FEE WAIVER FOR EACH CLASS AND THE DISTRIBUTION AND SERVICE (12b-1) FEE WAIVER FOR CLASS A AND CLASS C SHARES, THE RETURNS WOULD HAVE BEEN LOWER.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (LEHMAN MUNI BOND INDEX)--AN UNMANAGED INDEX OF OVER 39,000 LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS--GIVES A BROAD LOOK AT HOW LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES OR OPERATING EXPENSES OF A MUTUAL FUND. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES AND OPERATING EXPENSES. THE LEHMAN MUNI BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 7.32% FOR CLASS A, 8.98% FOR CLASS B, 6.08% FOR CLASS C AND 5.96% FOR
     CLASS Z SHARES. SOURCE: LEHMAN BROTHERS.
(3) THE LIPPER AVERAGE IS BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS CATEGORY. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. LIPPER RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 6.68% FOR CLASS A, 5.78% FOR CLASS B, 5.07% FOR CLASS C AND 4.72% FOR CLASS Z SHARES. SOURCE: LIPPER INC.


-------------------------------------------------------------------
4  FLORIDA SERIES                                [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each class of the Series--Class A, B, C and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                 CLASS A       CLASS B       CLASS C       CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering
   price)                              3%          None            1%          None
  Maximum deferred sales
   charge (load) (as a
   percentage of the lower of
   original purchase price or
   sale proceeds)                    None            5%(2)         1%(3)       None
  Maximum sales charge (load)
   imposed on reinvested
   dividends and other
   distributions                     None          None          None          None
  Redemption fees                    None          None          None          None
  Exchange fee                       None          None          None          None

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                 CLASS A     CLASS B     CLASS C     CLASS Z
  Management fees                    .50%        .50%        .50%        .50%
  + Distribution and service
   (12b-1) fees(4)                   .30%        .50%       1.00%        None
  + Other expenses                   .23%        .23%        .23%        .23%
  = Total annual Series
   operating expenses               1.03%       1.23%       1.73%        .73%
  - Fee waiver or expense
   reimbursement(4)                  .05%        None        .25%        None
  = NET ANNUAL SERIES
   OPERATING EXPENSES                .98%       1.23%       1.48%        .73%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.
(2) THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
(3) THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN 18 MONTHS OF PURCHASE.
(4) FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A AND CLASS C SHARES, RESPECTIVELY.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YR   3 YRS   5 YRS  10 YRS
 Class A shares                 $397    $613    $847  $1,517
 Class B shares                 $625    $690    $776  $1,408
 Class C shares                 $349    $615  $1,006  $2,100
 Class Z shares                  $75    $233    $406    $906


    You would pay the following expenses on the same investment if you did not sell your shares:


                                1 YR  3 YRS   5 YRS  10 YRS
 Class A shares                 $397   $613    $847  $1,517
 Class B shares                 $125   $390    $676  $1,408
 Class C shares                 $249   $615  $1,006  $2,100
 Class Z shares                  $75   $233    $406    $906


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6  FLORIDA SERIES                                [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL and to invest in securities which will enable its shares to be EXEMPT FROM THE FLORIDA INTANGIBLES TAX. In conjunction with its investment objective, the Series may invest in debt obligations with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in FLORIDA OBLIGATIONS, including Florida state and local municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from federal income taxes. We normally invest so that the Series will have at least 80% of its total assets invested in Florida obligations. The Series, however, may hold certain private activity bonds, which are municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). See "Series Distributions and Tax Issues--Distributions."
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

    We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in municipal bonds the interest and/or principal payments of which are insured by bond issuers or other parties. Generally, the yields on insured


-------------------------------------------------------------------
MUNICIPAL BONDS
STATES AND MUNICIPALITIES ISSUE BONDS IN ORDER TO BORROW MONEY TO FINANCE A PROJECT. YOU CAN THINK OF BONDS AS LOANS THAT INVESTORS MAKE TO THE STATE, LOCAL GOVERNMENT OR OTHER ISSUER. THE ISSUER GETS THE CASH NEEDED TO COMPLETE THE PROJECT AND INVESTORS EARN INCOME ON THEIR INVESTMENT.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

bonds are lower than the yields on uninsured bonds of comparable quality. Insurance reduces the insured bond's credit risk and may increase the bond's value. We may also invest up to 30% of the Series' assets in HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS or JUNK BONDS. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds. If the rating of a debt obligation is downgraded after the Series purchases it (or if the debt obligation is no longer rated), the Series will not have to sell the obligation, but we will take this into consideration in deciding whether the Series should continue to hold the obligation.
    A rating is an assessment of the likelihood of the timely payment of debt (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond), and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer or insurer. An investor can evaluate the expected likelihood of default by an issuer or an insurer by looking at its ratings as compared to another similar issuer or insurer. A description of bond ratings is contained in Appendix A.

    During the fiscal year ended August 31, 2001, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total investments, were as follows:



                       PERCENTAGES OF
      RATINGS         TOTAL INVESTMENTS
 AAA/Aaa                         48.87%
 AA/Aa                           17.00%
 A/A                              5.95%
 BBB/Baa                         10.50%
 BB/Ba                            1.07%
 Unrated
   AAA/Aaa                        2.00%
   BBB/Baa                        3.08%
   BB/Ba                          6.79%
   B/B                            3.34%
   Other                          1.40%


    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality
-------------------------------------------------------------------
8  FLORIDA SERIES                                [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will attempt to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies of the Series that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in municipal lease obligations. MUNICIPAL LEASE OBLIGATIONS are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in municipal asset-backed securities. A MUNICIPAL ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest which is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.


FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS,

SECONDARY INVERSE FLOATERS AND ZERO COUPON MUNICIPAL BONDS

The Series may invest in floating rate bonds, variable rate bonds, inverse floaters, secondary inverse floaters and zero coupon municipal bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the bond on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the bond. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. ZERO COUPON MUNICIPAL BONDS do not pay interest during the life of the bond. An investor makes money by purchasing the bond at a price that is less than the money the investor will receive when the municipality repays the amount borrowed (face value).


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase municipal bonds on a WHEN-ISSUED or DELAYED-DELIVERY basis, without limit. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are expected to be delivered.

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10  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

DERIVATIVE STRATEGIES
We may use various DERIVATIVE STRATEGIES to try to improve the Series' returns. We may use hedging techniques to try to protect the Series' assets. We cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Series will not lose money. Derivatives--such as futures contracts, options on futures and interest rate swaps--involve costs and can be volatile. With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, interest rate, or some other investment, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives we may use may not match the Series' underlying holdings.

FUTURES CONTRACTS AND RELATED OPTIONS

The Series may purchase and sell financial futures contracts and related options on financial futures. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An OPTION is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract, in exchange for a premium.


INTEREST RATE SWAP TRANSACTIONS
The Series may enter into INTEREST RATE SWAP TRANSACTIONS. In a swap transaction, the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of a portfolio or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, the Series may hold up to 100% of its assets in cash, cash equivalents or investment-grade bonds, including bonds that are not exempt from Florida intangibles taxation and federal income taxation. Investing heavily in these securities
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

limits our ability to achieve the Series' investment objective, but can help to preserve the Series' assets.
    For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks."

ADDITIONAL STRATEGIES

The Series also follows certain policies when it BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain other non-principal investments the Series may make. The investment types are listed in the order in which they normally will be used by the investment adviser. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

-------------------------------------------------------------------
12  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE

% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL BONDS              -- Concentration            -- Tax-exempt interest
                                    risk--the risk that        income, except with
  AT LEAST 80%                     bonds may lose value        respect to certain
                                   because of                  bonds, such as
                                   political, economic         private activity
                                   or other events             bonds, which are
                                   affecting issuers of        subject to the
                                   Florida obligations         federal alternative
                               -- Credit risk--the risk        minimum tax (AMT)
                                   that the borrower       -- If interest rates
                                   can't pay back the           decline, long-term
                                   money borrowed or           yields should be
                                   make interest               higher than money
                                   payments (lower for         market yields
                                   insured and higher      -- Bonds have generally
                                   rated bonds). The           outperformed money
                                   lower a bond's              market instruments
                                   quality, the higher         over the long term
                                   its potential           -- Most bonds rise in
                                   volatility                   value when interest
                               -- Market risk--the risk        rates fall
                                    that bonds will
                                   lose value in the
                                   market, sometimes
                                   rapidly or
                                   unpredictably,
                                   because interest
                                   rates rise or there
                                   is a lack of
                                   confidence in the
                                   borrower or the
                                   bond's insurer
                               -- Illiquidity risk--the
                                    risk that bonds may
                                   be difficult to
                                   value precisely and
                                   sell at time or
                                   price desired, in
                                   which case valuation
                                   would depend more on
                                   investment adviser's
                                   judgment than is
                                   generally the case
                                   with other types of
                                   municipal bonds
                               -- Nonappropriation
                                    risk--the risk that
                                   the state or
                                   municipality may not
                                   include the bond
                                   obligations in
                                   future budgets
                               -- Tax risk--the risk
                                    that federal, state
                                   or local income or
                                   intangibles tax
                                   rates may decrease,
                                   which could decrease
                                   demand for municipal
                                   bonds or that a
                                   change in law may
                                   limit or eliminate
                                   exemption of
                                   interest on
                                   municipal bonds from
                                   such taxes
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  ZERO COUPON MUNICIPAL        -- See credit risk,         -- Tax-exempt interest
  BONDS                             market risk,               income, except with
                                   concentration risk          respect to certain
  PERCENTAGE VARIES;               and tax risk                bonds, such as
  USUALLY LESS THAN 40%        -- Typically subject to         private activity
                                   greater volatility          bonds, which are
                                   and less liquidity          subject to the AMT
                                   in adverse markets      -- Value rises faster
                                   than other municipal         when interest rates
                                   bonds                       fall
-----------------------------------------------------------------------------------
  HIGH-YIELD MUNICIPAL DEBT    -- See market risk          -- May offer higher
  OBLIGATIONS (JUNK BONDS)         (particularly high),        interest income and
                                   credit risk                 higher potential
  UP TO 30%                        (particularly high),        gains than
                                   illiquidity risk            higher-grade
                                   (particularly high)         municipal bonds
                                   and tax risk            -- Most bonds rise in
                               -- More volatile than            value when interest
                                   higher-quality debt         rates fall
                                   securities
-----------------------------------------------------------------------------------
  MUNICIPAL LEASE              -- See concentration        -- Tax-exempt interest
  OBLIGATIONS                       risk, credit risk,         income, except with
                                   market risk,                respect to certain
  PERCENTAGE VARIES;               illiquidity risk,           bonds, such as
  USUALLY LESS THAN 25%            nonappropriation            private activity
                                   risk and tax risk           bonds, which are
                               -- Abatement risk--the          subject to the AMT
                                   risk that the entity    -- If interest rates
                                   leasing the                  decline, long-term
                                   equipment or                yields should be
                                   facility will not be        higher than money
                                   required to make            market yields
                                   lease payments
                                   because it does not
                                   have full use of the
                                   equipment or
                                   facility
-----------------------------------------------------------------------------------


-------------------------------------------------------------------
14  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  DERIVATIVES                  -- The value of             -- The Series could make
                                    derivatives (such          money and protect
  PERCENTAGE VARIES;               as futures, options         against losses if
  USUALLY LESS THAN 20%            on futures and              the investment
                                   interest rate               analysis proves
                                   swaps), that are            correct
                                   used to hedge a         -- One way to manage the
                                   portfolio security          Series' risk/return
                                   is determined               balance is to lock
                                   independently from          in the value of an
                                   that security and           investment ahead of
                                   could result in a           time
                                   loss to the Series      -- Derivatives used for
                                   when the price              return enhancement
                                   movement of a               purposes involve a
                                   derivative used as a        type of leverage and
                                   hedge does not              could generate
                                   correlate with a            substantial gains at
                                   change in the value         low cost
                                   of the portfolio
                                   security
                               -- Derivatives used for
                                    risk management may
                                   not have the
                                   intended effects and
                                   may result in losses
                                   or missed
                                   opportunities
                               -- The other party to a
                                   derivatives contract
                                   could default
                               -- Derivatives used for
                                   return enhancement
                                   purposes involve a
                                   type of leverage
                                   (borrowing for
                                   investment) and
                                   could magnify losses
                               -- Certain types of
                                   derivatives involve
                                   costs to the Series
                                   that can reduce
                                   returns
-----------------------------------------------------------------------------------
  WHEN-ISSUED AND              -- Value of securities      -- May magnify
  DELAYED-DELIVERY                  may decrease before         underlying
  SECURITIES                       delivery occurs             investment gains
                               -- Broker/dealer may
  PERCENTAGE VARIES;               become insolvent
  USUALLY LESS THAN 20%            prior to delivery
                               -- Investment costs may
                                   exceed potential
                                   underlying
                                   investment gains
                               -- See tax risk
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED       -- Prepayment risk--the     -- Tax-exempt interest
  SECURITIES                       risk that the               income, except with
                                   underlying bonds may        respect to certain
  PERCENTAGE VARIES;               be prepaid,                 bonds, such as
  USUALLY LESS THAN 15%            partially or                private activity
                                   completely,                 bonds, which are
                                   generally during            subject to the AMT
                                   periods of falling      -- Pass-through
                                   interest rates,             instruments provide
                                   which could                 greater
                                   adversely affect            diversification than
                                   yield to maturity           direct ownership of
                                   and could require           municipal bonds
                                   the Series to           -- May offer higher
                                   reinvest in lower            yield due to their
                                   yielding bonds              structure
                               -- Credit risk--the risk
                                   that the underlying
                                   municipal bonds will
                                   not be paid by
                                   issuers or by credit
                                   insurers or
                                   guarantors of such
                                   instruments. Some
                                   municipal
                                   asset-backed
                                   securities are
                                   unsecured or secured
                                   by lower-rated
                                   insurers or
                                   guarantors and thus
                                   may involve greater
                                   risk
                               -- See market risk and
                                    tax risk
-----------------------------------------------------------------------------------
  INVERSE FLOATERS/            -- High market              -- Income generally will
  SECONDARY INVERSE                 risk--risk that            increase when
  FLOATERS                         inverse floaters            interest rates
                                   will fluctuate in           decrease
  PERCENTAGE VARIES;               value more
  USUALLY LESS THAN 15%            dramatically than
                                   other debt
                                   securities when
                                   interest rates
                                   change
                               -- See credit risk,
                                    illiquidity risk
                                   and tax risk
                               -- Secondary inverse
                                   floaters are subject
                                   to additional risks
                                   of municipal
                                   asset-backed
                                   securities
-----------------------------------------------------------------------------------
  ILLIQUID SECURITIES          -- See illiquidity risk     -- May offer a more
                                                               attractive yield or
  UP TO 15% OF NET ASSETS                                      potential for growth
                                                               than more widely
                                                               traded securities
-----------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE       -- Value lags value of      -- May offer protection
  BONDS                            fixed-rate                  against interest
                                   securities when             rate increases
  PERCENTAGE VARIES;               interest rates
  USUALLY LESS THAN 10%            change
                               -- See tax risk
-----------------------------------------------------------------------------------


-------------------------------------------------------------------
16  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a Management Agreement with the Fund, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Fund's investment adviser. For the fiscal year ended August 31, 2001, the Series paid PI management fees of .50 of 1% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    As of June 30, 2001, PIM's Fixed Income Group managed approximately
$129 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Investment Policy Committee, whereas bottom-up security selection is made by the sector teams.


    Prior to joining PIM in 1998, Mr. Sullivan was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 18 years of experience in risk management, arbitrage trading, and corporate bond investing.

--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------


    The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including Fixed Income's chief investment officer, chief investment strategist, head of risk management and head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.


    The Municipal Bond Team, headed by Robert Waas, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.


                             MUNICIPAL BONDS


ASSETS UNDER MANAGEMENT: $5.0 billion (as of June 30, 2001).



TEAM LEADER: Robert Waas. GENERAL INVESTMENT EXPERIENCE: 17 years.



PORTFOLIO MANAGERS: 3. AVERAGE GENERAL INVESTMENT EXPERIENCE: 8 years.


SECTOR: City, state and local government securities.

INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
-------------------------------------------------------------------
18  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of net investment income monthly and CAPITAL GAINS, if any, at least annually to shareholders. Dividends generally will be exempt from federal income tax. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from federal income taxes and shares of the Series will be subject to the Florida intangibles tax. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income plus short-term capital gains to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Series.

    As we mentioned before, the Series will concentrate its investments in Florida obligations. In addition to being exempt from federal income taxes, Series' shares will be EXEMPT FROM THE FLORIDA INTANGIBLES TAX FOR FLORIDA RESIDENTS if at least 90 percent of the net assets of the Series' portfolio of assets consists of obligations exempt from Florida intangible tax. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------


    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders-- typically once a year. Long-term capital gains are generated when the Series sells assets that it held for more than 1 year for a profit. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your taxable distributions and gross sale proceeds. The actual amount withheld will decline from 30.5% for distributions made in 2001 after August 5, 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28% in 2006 and later years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

-------------------------------------------------------------------
20  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Series just before the record date for a distribution (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well, since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Series also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.


IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN which is subject to tax. For individuals, the maximum capital gains tax rate is generally 20% for shares held for more than 1 year. However, capital gains of individuals on a sale of shares acquired after December 31, 2000 and held greater than 5 years will be eligible for a reduced long-term capital gains rate. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.

    If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). Under certain circumstances, if you acquire shares of the Series and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.

[GRAPH]
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words,
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
    Any gain or loss you may have from selling or exchanging Series shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service. For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
-------------------------------------------------------------------
22  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund
Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101-8179


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment


     -- The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


           your investment and may cost you more than paying other types of sales charges


     -- The different sales charges that apply to each share class-- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's lower front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase


     -- The fact that if you are purchasing Class B shares in an amount of $250,000 or more, you should consult with your financial adviser to determine whether other share classes are more beneficial given your circumstances


     --    Whether you qualify to purchase Class Z shares.

    See "How to Sell Your Shares" for a description of the impact of CDSCs.
-------------------------------------------------------------------
24  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                               CLASS A          CLASS B          CLASS C      CLASS Z
 Minimum purchase          $1,000           $1,000           $2,500           None
   amount(1)
 Minimum amount for        $100             $100             $100             None
   subsequent
  purchases(1)
 Maximum initial           3% of the        None             1% of the        None
   sales charge            public offering                   public offering
                           price                             price
 Contingent Deferred       None             If sold during:  1% on sales      None
   Sales Charge (CDSC)(2)                   Year 1    5%     made within 18
                                            Year 2    4%     months of
                                            Year 3    3%     purchase
                                            Year 4    2%
                                            Year 5    1%
                                            Year 6    1%
                                            Year 7    0%
 Annual distribution       .30 of 1%        .50 of 1%        1% (.75 of       None
   and service (12b-1)     (.25 of 1%                        1% currently)
   fees (shown as          currently)
   a percentage of
   average net
   assets)(3)


(1) THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN CUSTODIAL ACCOUNTS FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
(2) FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT DEFERRED SALES CHARGE (CDSC)."
(3) THESE DISTRIBUTION AND SERVICE (12b-1) FEES ARE PAID FROM THE SERIES' ASSETS ON A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. CLASS A AND CLASS B SHARES MAY PAY A SERVICE FEE OF UP TO .25 OF 1%. CLASS C SHARES WILL PAY A SERVICE FEE OF .25 OF 1%. THE DISTRIBUTION FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE), IS LIMITED TO .50 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE) FOR CLASS B SHARES, AND IS .75 OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C SHARES, RESPECTIVELY.


--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                           SALES CHARGE AS % OF   SALES CHARGE AS % OF       DEALER
   AMOUNT OF PURCHASE         OFFERING PRICE         AMOUNT INVESTED       REALLOWANCE
 Less than $99,999                         3.00%                  3.09%            3.00%
 $100,000 to $249,999                      2.50%                  2.56%            2.50%
 $250,000 to $499,999                      1.50%                  1.52%            1.50%
 $500,000 to $999,999                      1.00%                  1.01%            1.00%
 $1 million and above(1)                    None                   None             None

(1) IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own (excluding money market fund shares other than those acquired through the exchange privilege) with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)


     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.


    The Distributor may reallow Class A's sales charge to dealers.
-------------------------------------------------------------------
26  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Other investors may pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."


WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:


     --    Purchase your shares through an account at Prudential Securities,

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


     -- Purchase your shares through a Pruco COMMAND Account or an Investor Account with Pruco Securities Corporation, or


     --    Purchase your shares through another broker.


    This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.


QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:


     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,

-------------------------------------------------------------------
28  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and


     --    Prudential, with an investment of $10 million or more.

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
    For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

-------------------------------------------------------------------
MUTUAL FUND SHARES
THE NAV OF MUTUAL FUND SHARES CHANGES EVERY DAY BECAUSE THE VALUE OF A FUND'S PORTFOLIO CHANGES CONSTANTLY. FOR EXAMPLE, IF FUND XYZ HOLDS CITY ABC BONDS IN ITS PORTFOLIO AND THE PRICE OF CITY ABC BONDS GOES UP WHILE THE VALUE OF THE FUND'S OTHER HOLDINGS REMAINS THE SAME AND EXPENSES DON'T CHANGE, THE NAV OF FUND XYZ WILL INCREASE.
-------------------------------------------------------------------
-------------------------------------------------------------------
30  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101-8179


AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m., New York time, to process the sale on that day. Otherwise, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101-8179


    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

-------------------------------------------------------------------
32  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    If you are selling more than $100,000 of shares, if you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:


     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability, and


     --    On certain sales effected through the Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Contingent Deferred Sales Charge--Waiver of Contingent Deferred Sales Charge--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.
-------------------------------------------------------------------
34  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid on that reinvested portion of your redemption proceeds. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice.

    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101-8179


    There is no sales charge for exchanges. If, however, you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."


    If you own Class B or Class C shares and qualify to purchase Class A shares of any Prudential mutual fund without paying an initial sales charge, we will exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares unless you elect otherwise. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. You must notify the Transfer Agent that you are eligible for this special exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.


FREQUENT TRADING

Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

-------------------------------------------------------------------
36  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the financial performance of the Series for the past 5 years. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.


    A copy of the Series' annual report is available, upon request, at no charge, as described on the back cover of this prospectus.

-------------------------------------------------------------------
38  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS A SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE           2001            2000             1999             1998             1997
 NET ASSET VALUE, BEGINNING OF YEAR          $10.23          $10.18           $10.74           $10.41           $10.11
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .51             .51              .50              .52              .54(2)
 Net realized and unrealized gain
  (loss) on investment transactions             .47             .05             (.56)             .33              .31
 TOTAL FROM INVESTMENT OPERATIONS               .98             .56             (.06)             .85              .85
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                       (.51)           (.51)            (.50)            (.52)            (.54)
 Distributions in excess of net
  investment income                              --(3)            --              --(3)            --             (.01)
 Distributions from net realized
  gains                                          --              --               --(3)            --               --
 TOTAL DISTRIBUTIONS                           (.51)           (.51)            (.50)            (.52)            (.55)
 NET ASSET VALUE, END OF YEAR                $10.70          $10.23           $10.18           $10.74           $10.41
 TOTAL RETURN(1)                              9.91%           5.73%             (.61)%          8.34%            8.65%
----------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                  2001            2000             1999             1998             1997
 NET ASSETS, END OF YEAR (000)              $67,712         $68,701          $77,398          $88,045          $92,579
 AVERAGE NET ASSETS (000)                   $68,365         $71,083          $84,810          $90,437          $97,700
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees and service (12b-1) fees                .98%            .98%             .89%             .80%             .57%(2)
 Expenses, excluding distribution
  fees and service (12b-1) fees                .73%            .73%             .69%             .70%             .47%(2)
 Net investment income                        4.89%           5.06%            4.72%            4.89%            5.32%(2)
 FOR CLASS A, B, C, AND Z SHARES:
 Portfolio turnover                             36%             41%              13%              35%              22%
----------------------------------------------------------------------------------------------------------------------



(1) TOTAL RETURN OF SHARES DOES NOT CONSIDER EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(2)  NET OF EXPENSE SUBSIDY AND FEE WAIVER.
(3)  LESS THAN $.005 PER SHARE.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS B SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE           2001            2000             1999             1998             1997
 NET ASSET VALUE, BEGINNING OF YEAR          $10.23          $10.18           $10.74           $10.41           $10.11
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .48             .48              .47              .48              .50(2)
 Net realized and unrealized gain
  (loss) on investment transactions             .48             .05             (.56)             .33              .31
 TOTAL FROM INVESTMENT OPERATIONS               .96             .53             (.09)             .81              .81
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                       (.48)           (.48)            (.47)            (.48)            (.50)
 Distributions in excess of net
  investment income                              --(3)            --              --(3)            --             (.01)
 Distributions from net realized
  gains                                          --              --               --(3)            --               --
 TOTAL DISTRIBUTIONS                           (.48)           (.48)            (.47)            (.48)            (.51)
 NET ASSET VALUE, END OF YEAR                $10.71          $10.23           $10.18           $10.74           $10.41
 TOTAL RETURN(1)                              9.64%           5.46%             (.91)%          7.91%            8.22%
----------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                  2001            2000             1999             1998             1997
 NET ASSETS, END OF YEAR (000)              $25,551         $22,875          $24,626          $22,755          $18,820
 AVERAGE NET ASSETS (000)                   $24,655         $23,191          $24,665          $21,154          $17,565
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees and service (12b-1) fees               1.23%           1.23%            1.19%            1.20%             .97%(2)
 Expenses, excluding distribution
  fees and service (12b-1) fees                .73%            .73%             .69%             .70%             .47%(2)
 Net investment income                        4.64%           4.81%            4.43%            4.49%            4.92%(2)
----------------------------------------------------------------------------------------------------------------------



(1) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(2)  NET OF EXPENSE SUBSIDY AND FEE WAIVER.
(3)  LESS THAN $.005 PER SHARE.


-------------------------------------------------------------------
40  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS C SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE          2001          2000           1999           1998           1997
 NET ASSET VALUE, BEGINNING OF YEAR        $10.23        $10.18         $10.74         $10.41         $10.11
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        .46           .46            .44            .45            .48(2)
 Net realized and unrealized gain
  (loss) on investment transactions           .47           .05           (.56)           .33            .31
 TOTAL FROM INVESTMENT OPERATIONS             .93           .51           (.12)           .78            .79
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                     (.46)         (.46)          (.44)          (.45)          (.48)
 Distributions in excess of net
  investment income                            --(3)          --            --(3)          --           (.01)
 Distributions from net realized
  gains                                        --            --             --(3)          --             --
 TOTAL DISTRIBUTIONS                         (.46)         (.46)          (.44)          (.45)          (.49)
 NET ASSET VALUE, END OF YEAR              $10.70        $10.23         $10.18         $10.74         $10.41
 TOTAL RETURN(1)                            9.37%         5.20%          1.16%          7.64%          7.95%
------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001          2000           1999           1998           1997
 NET ASSETS, END OF YEAR (000)             $5,857        $5,456         $6,833         $7,520         $7,336
 AVERAGE NET ASSETS (000)                  $5,756        $5,885         $7,420         $7,325         $7,575
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees and service (12b-1) fees             1.48%         1.48%          1.44%          1.45%          1.22%(2)
 Expenses, excluding distribution
  fees and service (12b-1) fees              .73%          .73%           .69%           .70%           .47%(2)
 Net investment income                      4.39%         4.56%          4.17%          4.24%          4.67%(2)
------------------------------------------------------------------------------------------------------------



(1) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(2)  NET OF EXPENSE SUBSIDY AND FEE WAIVER.
(3)  LESS THAN $.005 PER SHARE.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS Z SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE        2001       2000           1999           1998          1997(1)
 NET ASSET VALUE, BEGINNING OF
  PERIOD                              $10.22        $10.17         $10.73         $10.41    $     10.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                   .53           .53            .52            .53            .41(4)
 Net realized and unrealized gain
  (loss) on investment transactions      .48           .05           (.56)           .32            .06
 TOTAL FROM INVESTMENT OPERATIONS       1.01           .58           (.04)           .85            .47
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                (.53)         (.53)          (.52)          (.53)          (.41)
 Distributions in excess of net
  investment income                       --(5)          --            --(5)          --           (.01)
 Distributions from net investment
  income                                  --            --             --(5)          --             --
 TOTAL DISTRIBUTIONS                    (.53)         (.53)          (.52)          (.53)          (.42)
 NET ASSET VALUE, END OF PERIOD       $10.70        $10.22         $10.17         $10.73    $     10.41
 TOTAL RETURN(2)                      10.18%         5.99%           (.42)%        8.34%          4.57%
--------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA               2001       2000           1999           1998            1997
 NET ASSETS, END OF PERIOD (000)        $788          $463           $377           $383            $94
 AVERAGE NET ASSETS (000)               $579          $307           $413           $373            $36
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees              .73%          .73%           .69%           .70%           .47%(3),(4)
 Expenses, excluding distribution
  and service (12b-1) fees              .73%          .73%           .69%           .70%           .47%(3),(4)
 Net investment income                 5.13%         5.31%          4.93%          4.99%          5.48%(3),(4)
--------------------------------------------------------------------------------------------------------



(1) INFORMATION SHOWN IS FOR THE PERIOD FROM 9-18-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.
(2) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTION. TOTAL RETURNS FOR PERIODS OF LESS THAN A FULL YEAR ARE NOT ANNUALIZED.
(3)  ANNUALIZED.
(4)  NET OF EXPENSE SUBSIDY AND FEE WAIVER.
(5)  LESS THAN $.005 PER SHARE.


-------------------------------------------------------------------
42  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS



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PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


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PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND



SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.


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PRUDENTIAL SMALL COMPANY FUND, INC.


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THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


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SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.


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GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.


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PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


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BALANCED/ALLOCATION FUNDS


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND


BOND FUNDS


TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.



MUNICIPAL BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


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PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


---------------------------------------------------------------------------
44  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.



GLOBAL/INTERNATIONAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.



MONEY MARKET FUNDS



TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


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PRUDENTIAL GOVERNMENT SECURITIES TRUST


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PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


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MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES



TAX-FREE MONEY MARKET FUNDS


PRUDENTIAL TAX-FREE MONEY FUND, INC.



OTHER MONEY MARKET FUNDS


COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


COMMAND TAX-FREE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
  MUTUAL FUNDS**


STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND



SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

                 [This page has been left blank intentionally.]
---------------------------------------------------------------------------
46  FLORIDA SERIES                               [TELEPHONE ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.

    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
-------------------------------------------------------------------
A-2  FLORIDA SERIES                              [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
    BB: Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    B: Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC: Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
    C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
    CI: The rating CI is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects
-------------------------------------------------------------------
A-4  FLORIDA SERIES                              [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal and interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designation indicates speculative capacity to pay principal and interest.
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
A-6  FLORIDA SERIES                              [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Series can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)


IN PERSON

Public Reference Room in Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4023


Fund Symbols                              NASDAQ     CUSIP
                                          ------     -----
Class A                                   PFLAX   74435M-50-7
Class B                                   PFABX   74435M-60-6
Class C                                   PFLCX   74435M-61-4
Class Z                                   PFLZX   74435M-42-4



MF148A

                                     PROSPECTUS

                                     NOVEMBER 1, 2001



 PRUDENTIAL


 MUNICIPAL SERIES FUND
 NEW JERSEY SERIES


                                     FUND TYPE
                                     Municipal bond
                                     OBJECTIVE
                                     Maximize current income that is exempt
                                     from New Jersey state income tax and
                                     federal income tax consistent with the
                                     preservation of capital

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
5       Fees and Expenses

7       HOW THE SERIES INVESTS
7       Investment Objective and Policies
9       Other Investments and Strategies
11      Investment Risks

16      HOW THE SERIES IS MANAGED
16      Board of Trustees
16      Manager
16      Investment Adviser
17      Distributor

18      SERIES DISTRIBUTIONS AND TAX ISSUES
18      Distributions
19      Tax Issues
20      If You Sell or Exchange Your Shares

22      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
22      How to Buy Shares
30      How to Sell Your Shares
33      How to Exchange Your Shares
34      Telephone Redemptions or Exchanges
35      Expedited Redemption Privilege

36      FINANCIAL HIGHLIGHTS
37      Class A Shares
38      Class B Shares
39      Class C Shares
40      Class Z Shares

42      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)


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NEW JERSEY SERIES                                [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NEW JERSEY SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE INCOME TAX AND FEDERAL INCOME TAX consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in New Jersey state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from those taxes (collectively called "New Jersey obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest at least 80% of the Series' total assets in New Jersey obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS, commonly known as JUNK BONDS. The Series may invest in New Jersey obligations, the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds the interest on which is subject to the federal alternative minimum tax
(AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due,

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------


as well as the risk that the securities may lose value because interest rates rise or because there is a lack of confidence in the issuer or in the bond's insurer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics and are subject to a greater degree of market fluctuation and greater risk that the issuer may be unable to make principal and interest payments when they are due than higher-quality securities. Since the Series may invest in lower-rated bonds, commonly known as junk bonds, there is a higher risk of default of payment of principal and interest. Futhermore, junk bonds tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.


    The Series may purchase municipal bonds that are insured to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.


    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, yield as much as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.

    Municipal bonds and, in particular, municipal leases may be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond or lease payments.

    Because the Series will concentrate its investments in New Jersey obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New Jersey obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other

-------------------------------------------------------------------
2  NEW JERSEY SERIES                             [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). By way of illustration, New Jersey's diversified economy consists of a variety of manufacturing, construction and service industries, and is supplemented by rural areas with selective commercial agriculture. The Series, therefore, may be more susceptible to developments affecting those sectors than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New Jersey obligations. For more detailed information on the risks of investing in New Jersey obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.
    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

 ANNUAL RETURNS* (CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  12.21%
1992   8.58%
1993  12.20%
1994  -6.41%
1995  16.07%
1996   2.30%
1997   7.84%
1998   5.64%
1999  -3.68%
2000  10.29%

BEST QUARTER: 7.77% (2nd quarter of 1995) WORST QUARTER: -4.78% (1st quarter of
1994)

*THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE RETURN OF THE CLASS B SHARES FROM 1-1-01 TO 9-30-01 WAS 5.13%.


  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)



                                     1 YR       5 YRS   10 YRS     SINCE INCEPTION
 Class A shares                          7.92%   4.19%   6.40%   6.55%  (since 1-22-90)
 Class B shares                          5.88%   4.31%   6.34%   6.85%  (since  3-4-88)
 Class C shares                          8.50%   4.01%     N/A   5.06%  (since  8-1-94)
 Class Z shares                         11.39%     N/A     N/A   5.66%  (since 12-6-96)
 Lehman Muni Bond Index(2)              11.68%   5.84%   7.32%  **(2)
 Lipper Average(3)                      10.87%   4.56%   6.57%  **(3)



(1) THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND EXPENSES. WITHOUT THE MANAGEMENT FEE WAIVER FOR EACH CLASS AND THE DISTRIBUTION AND SERVICE (12b-1) FEE WAIVER FOR CLASS A AND CLASS C SHARES, THE RETURNS WOULD HAVE BEEN LOWER.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (LEHMAN MUNI BOND INDEX)--AN UNMANAGED INDEX OF OVER 39,000 LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS--GIVES A BROAD LOOK AT HOW LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES OR OPERATING EXPENSES OF A MUTUAL FUND. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES AND OPERATING EXPENSES. THE LEHMAN MUNI BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 7.42% FOR CLASS A, 7.52% FOR CLASS B, 6.75% FOR CLASS C AND 5.96% FOR CLASS Z SHARES. SOURCE: LEHMAN BROTHERS.
(3) THE LIPPER AVERAGE IS BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER NEW JERSEY MUNICIPAL DEBT FUNDS CATEGORY. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. LIPPER RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 6.94% FOR CLASS A, 7.13% FOR CLASS B, 5.60% FOR CLASS C AND 4.64% FOR CLASS Z SHARES. SOURCE: LIPPER INC.


-------------------------------------------------------------------
4  NEW JERSEY SERIES                             [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each class of the Series--Class A, B, C and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                  CLASS A     CLASS B     CLASS C     CLASS Z
 Maximum sales charge (load)
  imposed on purchases (as a
  percentage of offering price)        3%        None          1%        None
 Maximum deferred sales charge
  (load) (as a percentage of the
  lower of original purchase
  price or sale proceeds)            None          5%(2)       1%(3)     None
 Maximum sales charge (load)
  imposed on reinvested
  dividends and other
  distributions                      None        None        None        None
 Redemption fees                     None        None        None        None
 Exchange fee                        None        None        None        None

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                 CLASS A     CLASS B     CLASS C     CLASS Z
 Management fees                     .50%        .50%        .50%        .50%
 + Distribution and service
  (12b-1) fees(4)                    .30%        .50%       1.00%        None
 + Other expenses                    .20%        .20%        .20%        .20%
 = Total annual Series
  operating expenses                1.00%       1.20%       1.70%        .70%
 - Fee waiver or expense
  reimbursement(4)                   .05%        None        .25%        None
 = NET ANNUAL SERIES OPERATING
  EXPENSES                           .95%       1.20%       1.45%        .70%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.
(2) THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
(3) THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN 18 MONTHS OF PURCHASE.
(4) FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A AND CLASS C SHARES, RESPECTIVELY.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
 Class A shares                 $394   $604   $831  $1,483
 Class B shares                 $622   $681   $760  $1,373
 Class C shares                 $346   $606   $991  $2,068
 Class Z shares                 $ 72   $224   $390   $ 871


You would pay the following expenses on the same investment if you did not sell your shares:


                                1 YR  3 YRS  5 YRS  10 YRS
 Class A shares                 $394   $604   $831  $1,483
 Class B shares                 $122   $381   $660  $1,373
 Class C shares                 $246   $606   $991  $2,068
 Class Z shares                 $ 72   $224   $390   $ 871


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6  NEW JERSEY SERIES                             [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE INCOME TAX AND FEDERAL INCOME TAX, consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt obligations with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in NEW JERSEY OBLIGATIONS, including New Jersey state and local municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New Jersey state and federal income taxes. We normally invest so that at least 80% of its total assets will be invested in New Jersey obligations. The Series, however, may hold certain private activity bonds, which are municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). See "Series Distributions and Tax Issues--Distributions."
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

    We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in municipal bonds the interest and/or principal payments of which are insured by bond issuers or other parties. Generally, the yields on insured bonds are lower than the yields on uninsured bonds of comparable quality. Insurance reduces the insured bond's credit risk and may increase the bond's value. We may also invest up to 30% of the Series' assets in HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS or JUNK BONDS. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds. If the rating of a debt obligation


-------------------------------------------------------------------
MUNICIPAL BONDS
STATES AND MUNICIPALITIES ISSUE BONDS IN ORDER TO BORROW MONEY TO FINANCE A PROJECT. YOU CAN THINK OF BONDS AS LOANS THAT INVESTORS MAKE TO THE STATE, LOCAL GOVERNMENT OR OTHER ISSUER. THE ISSUER GETS THE CASH NEEDED TO COMPLETE THE PROJECT AND INVESTORS EARN INCOME ON THEIR INVESTMENT.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

is downgraded after the Series purchases it (or if the debt obligation is no longer rated), the Series will not have to sell the obligation, but we will take this into consideration in deciding whether the Series should continue to hold the obligation.
    A rating is an assessment of the likelihood of the timely payment of debt (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond), and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer or insurer. An investor can evaluate the expected likelihood of default by an issuer or an insurer by looking at its ratings as compared to another similar issuer or insurer. A description of bond ratings is contained in Appendix A.

    During the fiscal year ended August 31, 2001, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total investments, were as follows:



                                                     PERCENTAGES OF
                     RATINGS                        TOTAL INVESTMENTS
 AAA/Aaa                                                       61.16%
 AA/Aa                                                         12.14%
 A/A                                                            4.53%
 BBB/Baa                                                        7.19%
 BB/Ba                                                          2.26%
 Unrated
   AAA/Aaa                                                      5.36%
   BBB/Baa                                                      0.54%
   BB/Ba                                                        2.98%
   B/B                                                          2.26%
   Other                                                        1.58%


    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will attempt to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the
-------------------------------------------------------------------
8  NEW JERSEY SERIES                             [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies of the Series that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in municipal lease obligations. MUNICIPAL LEASE OBLIGATIONS are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in municipal asset-backed securities. A MUNICIPAL ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest which is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.


FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS, SECONDARY INVERSE FLOATERS AND ZERO COUPON MUNICIPAL BONDS


The Series may invest in floating rate bonds, variable rate bonds, inverse floaters, secondary inverse floaters and zero coupon municipal bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the bond on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the bond. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. ZERO COUPON MUNICIPAL BONDS do not pay interest during the life of the bond. An investor makes money by purchasing the bonds at a price that is less than the money the investor will receive when the municipality repays the amount borrowed (face value).

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase municipal bonds on a WHEN-ISSUED or DELAYED-DELIVERY basis, without limit. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are expected to be delivered.


DERIVATIVE STRATEGIES
We may use various DERIVATIVE STRATEGIES to try to improve the Series' returns. We may use hedging techniques to try to protect the Series' assets. We cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Series will not lose money. Derivatives--such as futures contracts, options on futures and interest rate swaps--involve costs and can be volatile. With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, interest rate, or some other investment, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives we may use may not match the Series' underlying holdings.

FUTURES CONTRACTS AND RELATED OPTIONS

The Series may purchase and sell financial futures contracts and related options on financial futures. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An OPTION is the right to buy or sell securities or, in the case of an option on a futures

-------------------------------------------------------------------
10  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

contract, the right to buy or sell a futures contract, in exchange for a premium.

INTEREST RATE SWAP TRANSACTIONS
The Series may enter into INTEREST RATE SWAP TRANSACTIONS. In a swap transaction, the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of a portfolio or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, the Series may hold up to 100% of its assets in cash, cash equivalents or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities limits our ability to achieve the Series' investment objective, but can help to preserve the Series' assets.
    For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks."

ADDITIONAL STRATEGIES

The Series also follows certain policies when it BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain other non-principal investments the Series may make. The investment types are listed in the order in which they normally will be used by the investment adviser. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE

% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL BONDS              -- Concentration            -- Tax-exempt interest
                                    risk--the risk that        income, except with
  AT LEAST 80%                     bonds may lose value        respect to certain
                                   because of                  bonds, such as
                                   political, economic         private activity
                                   or other events             bonds, which are
                                   affecting issuers of        subject to the
                                   New Jersey                  federal alternative
                                   obligations                 minimum tax (AMT)
                               -- Credit risk--the risk    -- If interest rates
                                   that the borrower            decline, long-term
                                   can't pay back the          yields should be
                                   money borrowed or           higher than money
                                   make interest               market yields
                                   payments (lower for     -- Bonds have generally
                                   insured and higher          outperformed money
                                   rated bonds). The           market instruments
                                   lower a bond's              over the long term
                                   quality, the higher     -- Most bonds rise in
                                   its potential                value when interest
                                   volatility                  rates fall
                               -- Market risk--the risk
                                   that bonds will lose
                                   value in the market,
                                   sometimes rapidly or
                                   unpredictably,
                                   because interest
                                   rates rise or there
                                   is a lack of
                                   confidence in the
                                   borrower or the
                                   bond's insurer
                               -- Illiquidity risk--the
                                    risk that bonds may
                                   be difficult to
                                   value precisely and
                                   sell at time or
                                   price desired, in
                                   which case valuation
                                   would depend more on
                                   investment adviser's
                                   judgment than is
                                   generally the case
                                   with other types of
                                   municipal bonds
                               -- Nonappropriation
                                    risk--the risk that
                                   the state or
                                   municipality may not
                                   include the bond
                                   obligations in
                                   future budgets
                               -- Tax risk--the risk
                                    that federal, state
                                   or local income tax
                                   rates may decrease,
                                   which could decrease
                                   demand for municipal
                                   bonds or that a
                                   change in law may
                                   limit or eliminate
                                   exemption of
                                   interest on
                                   municipal bonds from
                                   such taxes
-----------------------------------------------------------------------------------

-------------------------------------------------------------------
12  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  ZERO COUPON MUNICIPAL        -- See credit risk,         -- Tax-exempt interest
  BONDS                             market risk,               income, except with
  PERCENTAGE VARIES;               concentration risk          respect to certain
  USUALLY LESS THAN 40%            and tax risk                bonds, such as
                               -- Typically subject to         private activity
                                   greater volatility          bonds, which are
                                   and less liquidity          subject to the AMT
                                   in adverse markets      -- Value rises faster
                                   than other municipal         when interest rates
                                   bonds                       fall
-----------------------------------------------------------------------------------
  HIGH-YIELD MUNICIPAL DEBT    -- See market risk          -- May offer higher
  OBLIGATIONS (JUNK BONDS)         (particularly high),        interest income and
                                   credit risk                 higher potential
  UP TO 30%                        (particularly high),        gains than
                                   illiquidity risk            higher-grade
                                   (particularly high)         municipal bonds
                                   and tax risk            -- Most bonds rise in
                               -- More volatile than            value when interest
                                   higher-quality debt         rates fall
                                   securities
-----------------------------------------------------------------------------------
  MUNICIPAL LEASE              -- See concentration        -- Tax-exempt interest
  OBLIGATIONS                       risk, credit risk,         income, except with
                                   market risk,                respect to certain
  PERCENTAGE VARIES;               illiquidity risk,           bonds, such as
  USUALLY LESS THAN 25%            nonappropriation            private activity
                                   risk and tax risk           bonds, which are
                               -- Abatement risk--the          subject to the AMT
                                   risk that the entity    -- If interest rates
                                   leasing the                  decline, long-term
                                   equipment or                yields should be
                                   facility will not be        higher than money
                                   required to make            market yields
                                   lease payments
                                   because it does not
                                   have full use of the
                                   equipment or
                                   facility
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  DERIVATIVES                  -- The value of             -- The Series could make
                                    derivatives (such          money and protect
  PERCENTAGE VARIES;               as futures, options         against losses if
  USUALLY LESS THAN 20%            on futures, and             the investment
                                   interest rate               analysis proves
                                   swaps), that are            correct
                                   used to hedge a         -- One way to manage the
                                   portfolio security          Series' risk/return
                                   is determined               balance is to lock
                                   independently from          in the value of an
                                   that security and           investment ahead of
                                   could result in a           time
                                   loss to the Series      -- Derivatives used for
                                   when the price              return enhancement
                                   movement of a               purposes involve a
                                   derivative used as a        type of leverage and
                                   hedge does not              could generate
                                   correlate with a            substantial gains at
                                   change in the value         low cost
                                   of the portfolio
                                   security
                               -- Derivatives used for
                                    risk management may
                                   not have the
                                   intended effects and
                                   may result in losses
                                   or missed
                                   opportunities
                               -- The other party to a
                                   derivatives contract
                                   could default
                               -- Derivatives used for
                                   return enhancement
                                   purposes involve a
                                   type of leverage
                                   (borrowing for
                                   investment) and
                                   could magnify losses
                               -- Certain types of
                                   derivatives involve
                                   costs to the Series
                                   that can reduce
                                   returns
-----------------------------------------------------------------------------------
  WHEN-ISSUED AND              -- Value of securities      -- May magnify
  DELAYED-DELIVERY                  may decrease before         underlying
  SECURITIES                       delivery occurs             investment gains
                               -- Broker/dealer may
  PERCENTAGE VARIES;               become insolvent
  USUALLY LESS THAN 20%            prior to delivery
                               -- Investment costs may
                                   exceed potential
                                   underlying
                                   investment gains
                               -- See tax risk
-----------------------------------------------------------------------------------


-------------------------------------------------------------------
14  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED       -- Prepayment risk--the     -- Tax-exempt interest
  SECURITIES                       risk that the               income, except with
                                   underlying bonds may        respect to certain
  PERCENTAGE VARIES;               be prepaid,                 bonds, such as
  USUALLY LESS THAN 15%            partially or                private activity
                                   completely,                 bonds, which are
                                   generally during            subject to the AMT
                                   periods of falling      -- Pass-through
                                   interest rates,             instruments provide
                                   which could                 greater
                                   adversely affect            diversification than
                                   yield to maturity           direct ownership of
                                   and could require           municipal bonds
                                   the Series to           -- May offer higher
                                   reinvest in lower            yield due to their
                                   yielding bonds              structure
                               -- Credit risk--the risk
                                   that the underlying
                                   municipal bonds will
                                   not be paid by
                                   issuers or by credit
                                   insurers or
                                   guarantors of such
                                   instruments. Some
                                   municipal
                                   asset-backed
                                   securities are
                                   unsecured or secured
                                   by lower-rated
                                   insurers or
                                   guarantors and thus
                                   may involve greater
                                   risk
                               -- See market risk and
                                    tax risk
-----------------------------------------------------------------------------------
  INVERSE FLOATERS/            -- High market              -- Income generally will
  SECONDARY INVERSE                 risk--risk that            increase when
  FLOATERS                         inverse floaters            interest rates
                                   will fluctuate in           decrease
  PERCENTAGE VARIES;               value more
  USUALLY LESS THAN 15%            dramatically than
                                   other debt
                                   securities when
                                   interest rates
                                   change
                               -- See credit risk,
                                    illiquidity risk
                                   and tax risk
                               -- Secondary inverse
                                   floaters are subject
                                   to additional risks
                                   of municipal
                                   asset-backed
                                   securities
-----------------------------------------------------------------------------------
  ILLIQUID SECURITIES          -- See illiquidity risk     -- May offer a more
                                                               attractive yield or
  UP TO 15% OF NET ASSETS                                      potential for growth
                                                               than more widely
                                                               traded securities
-----------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE       -- Value lags value of      -- May offer protection
  BONDS                            fixed-rate                  against interest
                                   securities when             rate increases
  PERCENTAGE VARIES;               interest rates
  USUALLY LESS THAN 10%            change
                               -- See tax risk
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a Management Agreement with the Fund, PI manages the Series' investment operations and administers its business affairs. PI is also responsible for supervising the Fund's investment adviser. For the fiscal year ended August 31, 2001, the Series paid PI management fees of .50 of 1% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



INVESTMENT ADVISER


Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    As of June 30, 2001, PIM's Fixed Income Group managed approximately $129 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Investment Policy Committee, whereas bottom-up security selection is made by the sector teams.

-------------------------------------------------------------------
16  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------


    Prior to joining PIM in 1998, Mr. Sullivan was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 18 years of experience in risk management, arbitrage trading, and corporate bond investing.


    The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including Fixed Income's chief investment officer, chief investment strategist, head of risk management and head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.


    The Municipal Bond Team, headed by Robert Waas, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.


                             MUNICIPAL BONDS


ASSETS UNDER MANAGEMENT: $5.0 billion (as of June 30, 2001).


TEAM LEADER: Robert Waas. GENERAL INVESTMENT EXPERIENCE: 17 years.


PORTFOLIO MANAGERS: 3. AVERAGE GENERAL INVESTMENT EXPERIENCE: 8 years.

SECTOR: City, state and local government securities.
INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of net investment income monthly and CAPITAL GAINS, if any, at least annually to shareholders. Dividends generally will be exempt from federal and New Jersey state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income, plus short-term capital gains, to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Series.

    As we mentioned before, the Series will concentrate its investments in New Jersey obligations. In addition to being exempt from federal income taxes, Series' dividends are EXEMPT FROM NEW JERSEY STATE INCOME TAXES FOR NEW JERSEY RESIDENT INDIVIDUALS and NEW JERSEY TRUSTS AND ESTATES to the extent such dividends are derived from interest payments on and gain realized from the sale or exchange of New Jersey obligations, provided that, generally, at least 80% of the Series' assets (with certain exclusions) are invested in New Jersey obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and certain short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.
-------------------------------------------------------------------
18  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------


    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders-- typically once a year. Long-term capital gains are generated when the Series sells assets that it held for more than 1 year for a profit. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your taxable distributions and gross sale proceeds. The actual amount withheld will decline from 30.5% for distributions made in 2001 after August 5, 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28% in 2006 and later years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Series just before the record date for a distribution (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well, since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Series also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.


IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN which is subject to tax. For individuals, the maximum capital gains tax rate is generally 20% for shares held for more than 1 year. However, capital gains of individuals on a sale of shares acquired after December 31, 2000 and held greater than 5 years will be eligible for a reduced long-term capital gains rate. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.

    If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). Under certain circumstances, if you acquire shares of the Series and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.

[GRAPH]
-------------------------------------------------------------------
20  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

    Any gain or loss you may have from selling or exchanging Series shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service. For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101-8179


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment


     -- The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges


     -- The different sales charges that apply to each share class-- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's lower front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges
-------------------------------------------------------------------
22  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase


     -- The fact that if you are purchasing Class B shares in an amount of $250,000 or more, you should consult with your financial adviser to determine whether other share classes are more beneficial given your circumstances


     --    Whether you qualify to purchase Class Z shares.
    See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                               CLASS A          CLASS B          CLASS C      CLASS Z
 Minimum purchase          $1,000           $1,000           $2,500           None
    amount(1)
 Minimum amount for        $100             $100             $100             None
    subsequent
   purchases(1)
 Maximum initial           3% of the        None             1% of the        None
    sales charge           public offering                   public offering
                           price                             price
 Contingent Deferred       None             If sold during:  1% on sales      None
    Sales Charge                            Year 1    5%     made within 18
   (CDSC)(2)                                Year 2    4%     months of
                                            Year 3    3%     purchase
                                            Year 4    2%
                                            Year 5    1%
                                            Year 6    1%
                                            Year 7    0%
 Annual distribution       .30 of 1%        .50 of 1%        1% (.75 of 1%    None
    and service (12b-1)    (.25 of 1%                        currently)
    fees (shown as         currently)
    a percentage of
    average net
    assets)(3)


(1) THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN CUSTODIAL ACCOUNTS FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
(2) FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT DEFERRED SALES CHARGE (CDSC)."
(3) THESE DISTRIBUTION AND SERVICE (12b-1) FEES ARE PAID FROM THE SERIES' ASSETS ON A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. CLASS A AND CLASS B SHARES MAY PAY A SERVICE FEE OF UP TO .25 OF 1%. CLASS C SHARES WILL PAY A SERVICE FEE OF .25 OF 1%. THE DISTRIBUTION FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE), IS LIMITED TO .50 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE) FOR CLASS B SHARES, AND IS .75 OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C SHARES, RESPECTIVELY.


--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                           SALES CHARGE AS % OF   SALES CHARGE AS % OF       DEALER
   AMOUNT OF PURCHASE         OFFERING PRICE         AMOUNT INVESTED       REALLOWANCE
 Less than $99,999                         3.00%                  3.09%            3.00%
 $100,000 to $249,999                      2.50%                  2.56%            2.50%
 $250,000 to $499,999                      1.50%                  1.52%            1.50%
 $500,000 to $999,999                      1.00%                  1.01%            1.00%
 $1 million and above(1)                    None                   None             None

(1) IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own (excluding money market fund shares other than those acquired through the exchange privilege) with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)


     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.


    The Distributor may reallow Class A's sales charge to dealers.
-------------------------------------------------------------------
24  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Other investors may pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."


WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:


     --    Purchase your shares through an account at Prudential Securities,

--------------------------------------------------------------------------------
                                                                              25
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


     -- Purchase your shares through a Pruco Command Account or an Investor Account with Pruco Securities Corporation, or


     --    Purchase your shares through another broker.


    This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.


QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:


     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,



     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and

-------------------------------------------------------------------
26  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

     --    Prudential, with an investment of $10 million or more.

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
--------------------------------------------------------------------------------
                                                                              27
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HOW TO BUY, SELL AND
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------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

-------------------------------------------------------------------
MUTUAL FUND SHARES
THE NAV OF MUTUAL FUND SHARES CHANGES EVERY DAY BECAUSE THE VALUE OF A FUND'S PORTFOLIO CHANGES CONSTANTLY. FOR EXAMPLE, IF FUND XYZ HOLDS CITY ABC BONDS IN ITS PORTFOLIO AND THE PRICE OF CITY ABC BONDS GOES UP WHILE THE VALUE OF THE FUND'S OTHER HOLDINGS REMAINS THE SAME AND EXPENSES DON'T CHANGE, THE NAV OF FUND XYZ WILL INCREASE.
-------------------------------------------------------------------
-------------------------------------------------------------------
28  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101-8179


AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the
--------------------------------------------------------------------------------
                                                                              29
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m., New York time, to process the sale on that day. Otherwise, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101-8179


    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

-------------------------------------------------------------------
30  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------

    If you are selling more than $100,000 of shares, if you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original
--------------------------------------------------------------------------------
                                                                              31
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HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:


     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability, and


     --    On certain sales effected through the Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Contingent Deferred Sales Charge--Waiver of Contingent Deferred Sales Charge--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.
-------------------------------------------------------------------
32  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid on that reinvested portion of your redemption proceeds. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice.

    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101-8179

    There is no sales charge for exchanges. If, however, you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."


    If you own Class B or Class C shares and qualify to purchase Class A shares of any Prudential mutual fund without paying an initial sales charge, we will exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares unless you elect otherwise. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. You must notify the Transfer Agent that you are eligible for this special exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.


FREQUENT TRADING

Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based on dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by
-------------------------------------------------------------------
34  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

telephone, you must call the Fund before 4:15 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the financial performance of the Series for the past 5 years. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.


    A copy of the Series' annual report is available, upon request, at no charge, as described on the back cover of this prospectus.

-------------------------------------------------------------------
36  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.



 CLASS A SHARES (FISCAL YEARS ENDED 8-31)



PER SHARE OPERATING PERFORMANCE          2001           2000              1999              1998              1997
 NET ASSET VALUE, BEGINNING OF YEAR         $10.65         $10.67            $11.31            $10.97           $10.87
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .52            .52               .52               .53              .55(a)
 Net realized and unrealized gain
  (loss) on investment transactions            .58            .03              (.55)              .36              .29
 TOTAL FROM INVESTMENT OPERATIONS             1.10            .55              (.03)              .89              .84
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.52)          (.52)             (.52)             (.53)            (.55)
 Distributions in excess of net
  investment income                             --             --                --(c)             --               --(c)
 Tax return of capital
  distributions                                 --             --(c)             --                --               --
 Distributions from net realized
  gains on investment transactions              --           (.05)             (.09)             (.02)            (.19)
 TOTAL DISTRIBUTIONS                          (.52)          (.57)             (.61)             (.55)            (.74)
 NET ASSET VALUE, END OF YEAR               $11.23         $10.65            $10.67            $11.31           $10.97
 TOTAL RETURN(b)                            10.67%          5.39%            (.40)%             8.40%            7.97%
----------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001           2000              1999              1998              1997
 NET ASSETS, END OF YEAR (000)            $140,608       $122,664          $123,692          $114,090          $95,729
 AVERAGE NET ASSETS (000)                 $132,389       $122,573          $125,547          $107,206          $89,280
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                        .95%           .92%              .84%              .71%             .70%(a)
 Expenses, excluding distribution
  fees                                        .70%           .67%              .64%              .61%             .60%(a)
 Net investment income                       4.77%          4.95%             4.66%             4.85%            5.03%(a)
 For Class A, B, C and Z shares:
  Portfolio Turnover Rate                      22%            28%               15%               18%              25%
----------------------------------------------------------------------------------------------------------------------



(a)  NET OF MANAGEMENT FEE WAIVER.
(b) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(c)  LESS THAN $.005 PER SHARE.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS B SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE          2001           2000              1999              1998              1997
 NET ASSET VALUE, BEGINNING OF YEAR         $10.66         $10.67            $11.31            $10.97            $10.87
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .49            .49               .49               .50               .50(a)
 Net realized and unrealized gain
  (loss) on investment transactions            .58            .04              (.55)              .36               .29
 TOTAL FROM INVESTMENT OPERATIONS             1.07            .53              (.06)              .86               .79
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.49)          (.49)             (.49)             (.50)             (.50)
 Distributions in excess of net
  investment income                             --             --                --(c)             --                --(c)
 Tax return of capital
  distributions                                 --             --(c)             --                --                --
 Distributions from net realized
  gains on investment transactions              --           (.05)             (.09)             (.02)             (.19)
 TOTAL DISTRIBUTIONS                          (.49)          (.54)             (.58)             (.52)             (.69)
 NET ASSET VALUE, END OF YEAR               $11.24         $10.66            $10.67            $11.31            $10.97
 TOTAL RETURN(b)                            10.29%          5.23%            (.71)%             7.97%             7.54%
-----------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001           2000              1999              1998              1997
 NET ASSETS, END OF YEAR (000)             $37,621        $49,995           $79,598          $117,099          $144,992
 AVERAGE NET ASSETS (000)                  $40,214        $61,647           $96,542          $128,382          $162,330
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       1.20%          1.17%             1.14%             1.11%             1.10%(a)
 Expenses, excluding distribution
  fees                                        .70%           .67%              .64%              .61%              .60%(a)
 Net investment income                       4.52%          4.69%             4.35%             4.46%             4.63%(a)
-----------------------------------------------------------------------------------------------------------------------



(a)  NET OF MANAGEMENT FEE WAIVER.
(b) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(c)  LESS THAN $.005 PER SHARE.


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38  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS C SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE          2001         2000            1999            1998            1997
 NET ASSET VALUE, BEGINNING OF YEAR        $10.66       $10.67          $11.31          $10.97          $10.87
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        .47          .47             .46             .47             .48(a)
 Net realized and unrealized gain
  (loss) on investment transactions           .58          .04            (.55)            .36             .29
 TOTAL FROM INVESTMENT OPERATIONS            1.05          .51            (.09)            .83             .77
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                     (.47)        (.47)           (.46)           (.47)           (.48)
 Distributions in excess of net
  investment income                            --           --              --(c)           --              --(c)
 Tax return of capital
  distributions                                --           --(c)           --              --              --
 Distributions from net realized
  gains on investment transactions             --         (.05)           (.09)           (.02)           (.19)
 TOTAL DISTRIBUTIONS                         (.47)        (.52)           (.55)           (.49)           (.67)
 NET ASSET VALUE, END OF YEAR              $11.24       $10.66          $10.67          $11.31          $10.97
 TOTAL RETURN(b)                           10.02%        4.96%          (.95)%           7.70%           7.27%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001         2000            1999            1998            1997
 NET ASSETS, END OF YEAR (000)             $2,956       $2,385          $1,825          $1,354          $1,637
 AVERAGE NET ASSETS (000)                  $2,390       $2,077          $1,622          $1,274          $1,894
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                      1.45%        1.42%           1.39%           1.36%           1.35%(a)
 Expenses, excluding distribution
  fees                                       .70%         .67%            .64%            .61%            .60%(a)
 Net investment income                      4.27%        4.45%           4.13%           4.21%           4.38%(a)
--------------------------------------------------------------------------------------------------------------



(a)  NET OF MANAGEMENT FEE WAIVER.
(b) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(c)  LESS THAN $.005 PER SHARE.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS Z SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE          2001         2000         1999           1998(1)      1997(e)
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                   $10.73       $10.75       $11.32          $10.98       $11.10
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        .55          .55          .54             .55          .41(b)
 Net realized and unrealized gain
  (loss) on investment transactions           .58          .03         (.48)            .36          .07
 TOTAL FROM INVESTMENT OPERATIONS            1.13          .58          .06             .91          .48
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                     (.55)        (.55)        (.54)           (.55)        (.41)
 Distributions in excess of net
  investment income                            --           --           --(d)           --           --(d)
 Tax return of capital
  distributions                                --           --(d)          --            --           --
 Distributions from net realized
  gains on investment transactions             --         (.05)        (.09)           (.02)        (.19)
 TOTAL DISTRIBUTIONS                         (.55)        (.60)        (.63)           (.57)        (.60)
 NET ASSET VALUE, END OF PERIOD            $11.31       $10.73       $10.75          $11.32       $10.98
 TOTAL RETURN(c)                           10.80%        5.56%         .45%           8.51%        4.49%
--------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001         2000         1999            1998        1997(e)
 NET ASSETS, END OF PERIOD (000)             $312         $111          $62             $92          $15
 AVERAGE NET ASSETS (000)                    $194         $ 72          $77             $30          $10
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fees                                       .70%         .67%         .64%            .61%         .60%(a)(b)
 Expenses, excluding distribution
  fees                                       .70%         .67%         .64%            .61%         .60%(a)(b)
 Net investment income                      5.03%        5.22%        4.86%           4.96%        5.13%(a)(b)
--------------------------------------------------------------------------------------------------------



(a)  ANNUALIZED.
(b)  NET OF MANAGEMENT FEE WAIVER.
(c) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE FULL YEAR ARE NOT ANNUALIZED.
(d)  LESS THAN $.005 PER SHARE.
(e) INFORMATION SHOWN IS FOR THE PERIOD FROM 12-6-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.


-------------------------------------------------------------------
40  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-------------------------------------------------------------

STOCK FUNDS

LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND
PRUDENTIAL EQUITY FUND, INC.

PRUDENTIAL STOCK INDEX FUND

PRUDENTIAL TAX-MANAGED FUNDS
  PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL VALUE FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND

SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
PRUDENTIAL SMALL COMPANY FUND, INC.
PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.
PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND

GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  PRUDENTIAL GLOBAL GROWTH FUND
  PRUDENTIAL INTERNATIONAL VALUE FUND
  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND


BALANCED/ALLOCATION FUNDS
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

  PRUDENTIAL ACTIVE BALANCED FUND
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
  INCOME PORTFOLIO
PRUDENTIAL TOTAL RETURN BOND FUND, INC.


MUNICIPAL BOND FUNDS

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES

---------------------------------------------------------------------------
42  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

------------------------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.


GLOBAL/INTERNATIONAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.


MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

PRUDENTIAL MONEYMART ASSETS, INC.



MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND

  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.


OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND
COMMAND MONEY FUND
COMMAND TAX-FREE FUND
SPECIAL MONEY MARKET FUND, INC.*

  MONEY MARKET SERIES


STRATEGIC PARTNERS
  MUTUAL FUNDS**
STRATEGIC PARTNERS ASSET ALLOCATION
  FUNDS
  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND
  STRATEGIC PARTNERS MODERATE GROWTH FUND
  STRATEGIC PARTNERS HIGH GROWTH FUND
STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND
  STRATEGIC PARTNERS TOTAL RETURN BOND FUND
STRATEGIC PARTNERS OPPORTUNITY FUNDS
  STRATEGIC PARTNERS FOCUSED GROWTH FUND
  STRATEGIC PARTNERS NEW ERA GROWTH FUND
  STRATEGIC PARTNERS FOCUSED VALUE FUND
SPECIAL MONEY MARKET FUND, INC.*

  MONEY MARKET SERIES


 *This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

--------------------------------------------------------------------------------

                 [This page has been left blank intentionally.]
---------------------------------------------------------------------------
44  NEW JERSEY SERIES                            [TELEPHONE ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.

    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
-------------------------------------------------------------------
A-2  NEW JERSEY SERIES                           [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    Debt rated BB, B, CCC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
    BB: Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    B: Debt rated B has a greater vulnerability to default but presently has the capacity or willingness to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC: Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
    C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
    CI: The rating CI is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects
-------------------------------------------------------------------
A-4  NEW JERSEY SERIES                           [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal and interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designation indicates speculative capacity to pay principal and interest.
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
A-6  NEW JERSEY SERIES                           [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
A-8  NEW JERSEY SERIES                           [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Series
can be obtained without charge and can
be found in the following documents:

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
 (incorporated by reference into this
 prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
 (The SEC charges a fee to copy
 documents.)


IN PERSON

Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4023


Fund Symbols                              NASDAQ     CUSIP
                                          ------     -----
Class A Shares                            PRNJX   74435M-78-8
Class B Shares                            PBNJX   74435M-79-6
Class C Shares                            PCNJX   74435M-53-1
Class Z Shares                            PZNJX   74435M-43-2


MF138A

                                     PROSPECTUS

                                     NOVEMBER 1, 2001


 PRUDENTIAL
 MUNICIPAL SERIES FUND
 NEW JERSEY MONEY MARKET SERIES

                                     FUND TYPE

                                     Money market

                                     OBJECTIVE
                                     The highest level of current income that is exempt from New Jersey state and federal income taxes, consistent with liquidity and the preservation of capital

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
4       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

11      HOW THE SERIES IS MANAGED
11      Board of Trustees
11      Manager
11      Investment Adviser
12      Distributor

13      SERIES DISTRIBUTIONS AND TAX ISSUES
13      Distributions
14      Tax Issues

15      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
15      How to Buy Shares
20      How to Sell Your Shares
24      How to Exchange Your Shares
25      Telephone Redemptions or Exchanges
26      Expedited Redemption Privilege

27      FINANCIAL HIGHLIGHTS

28      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
     NEW JERSEY MONEY MARKET SERIES [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

    This section highlights key information about the NEW JERSEY MONEY MARKET SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE AND FEDERAL INCOME TAXES consistent with LIQUIDITY AND THE PRESERVATION OF CAPITAL. This means we invest primarily in short-term New Jersey state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as short-term obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from those taxes (collectively called "New Jersey obligations"). The Series invests in New Jersey obligations which are high-quality money market instruments with effective remaining maturities of 13 months or less. In pursuing our objective, the Series will invest at least 80% of its total assets in New Jersey obligations. The Series may also invest in certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT).
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates rise or because there is a lack of confidence in the issuer.
    Municipal bonds may also be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond payments.
    Because the Series will concentrate its investments in New Jersey obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers

-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------


of New Jersey obligations than a municipal money market fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). By way of illustration, New Jersey's diversified economy consists of a variety of manufacturing, construction and service industries, and is supplemented by rural areas with selective commercial agriculture. The Series, therefore, may be more susceptible to developments affecting those sectors than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New Jersey obligations. For more detailed information on the risks of investing in New Jersey obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.

    The Series is nondiversified, meaning that we can invest a higher percentage of its assets in the securities of fewer issuers than a diversified fund. Investing in a nondiversified series involves greater risk than investing in a diversified series.
    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investing in other types of funds. This is because the Series invests only in high-quality securities with effective remaining maturities of 13 months or less and limits the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.
-------------------------------------------------------------------
2  NEW JERSEY MONEY MARKET SERIES                [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables provide additional performance information for the periods indicated. The bar chart and Average Annual Returns table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. The Average Annual Returns table also compares the Series' performance to the performance of a tax-free state specific money market index. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at
(800) 225-1852.


 ANNUAL RETURNS*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  4.50%
1992  2.75%
1993  1.86%
1994  2.23%
1995  3.30%
1996  2.71%
1997  2.86%
1998  2.78%
1999  2.57%
2000  3.39%

BEST QUARTER: 1.14% (1st quarter of 1991) WORST QUARTER: 0.39% (1st quarter of
1994)


*    THE SERIES' RETURN FROM 1-1-01 TO 9-30-01 WAS 1.90%.

  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)



                                1 YR   5 YRS  10 YRS     SINCE INCEPTION
  Series shares                 3.39%  2.86%  2.79%     2.80% (since 12-3-90)
  iMoneyNet MFR Average(2)      3.39%  2.99%  3.27%     3.03% (since 12-3-90)



  YIELD(1) (AS OF 12-31-00)



  7-Day yield of the Series                          3.78%
  7-Day tax-equivalent yield of the Series           6.63%



(1) THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES. TAX-EQUIVALENT YIELD IS CALCULATED BASED ON A FEDERAL TAX RATE OF 39.1% AND THE APPLICABLE STATE INCOME TAX RATE.
(2) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR AVERAGE/TAX-FREE STATE-SPECIFIC MONEY FUND (NEW JERSEY) CATEGORY. IMONEYNET, INC. WAS FORMERLY KNOWN AS IBC FINANCIAL DATA, INC.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Series.

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of original
   purchase price or sale proceeds)                   None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions       None
  Redemption fees                                     None
  Exchange fee                                        None

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


  Management fees                                    .500%
  + Distribution and service (12b-1) fees            .125%
  + Other expenses                                   .105%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES           .730%


(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.

EXAMPLE
This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Series shares                  $75   $233   $406    $906


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4  NEW JERSEY MONEY MARKET SERIES                [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW JERSEY STATE AND FEDERAL INCOME TAXES consistent with LIQUIDITY AND THE PRESERVATION OF CAPITAL. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. To date, the Series' net asset value has never deviated from $1 per share.
In pursuing the Series' objective, we invest primarily in short-term NEW JERSEY OBLIGATIONS, including New Jersey state and local municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New Jersey state, and federal income taxes. We normally invest so that at least 80% of the total assets of the Series will be invested in New Jersey obligations. The Series, however, may hold certain private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). See "Series Distributions and Tax Issues--Distributions."

    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project. We may also invest in municipal bonds the interest and/or principal payments of which are insured by bond issuers or other parties.

    The obligations that we purchase must be of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable

-------------------------------------------------------------------
MUNICIPAL BONDS
STATES AND MUNICIPALITIES ISSUE BONDS IN ORDER TO BORROW MONEY TO FINANCE A PROJECT. YOU CAN THINK OF BONDS AS LOANS THAT INVESTORS MAKE TO THE STATE, LOCAL GOVERNMENT OR OTHER ISSUER. THE ISSUER GETS THE CASH NEEDED TO COMPLETE THE PROJECT AND INVESTORS EARN INCOME ON THEIR INVESTMENT.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

quality as determined by the investment adviser. A rating is an assessment of the likelihood of the timely payment of debt, and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer. An investor can evaluate the expected likelihood of default by an issuer by looking at its ratings as compared to another similar issuer.

    The Series may invest in floating rate bonds and variable rate bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bills. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the bond on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the bond.

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will attempt to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
    Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment (within 13 months) of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within an agreed upon period of time. This procedure follows the rules applicable to money market funds.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these
-------------------------------------------------------------------
6  NEW JERSEY MONEY MARKET SERIES                [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.

    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.

    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies of the Series that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in municipal asset-backed securities. A MUNICIPAL ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest which is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in municipal lease obligations. MUNICIPAL LEASE OBLIGATIONS are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase municipal bonds on a WHEN-ISSUED or DELAYED-DELIVERY basis, without limit. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are expected to be delivered.

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, the Series may hold up to 100% of its assets in cash, cash equivalents or short-term investment-grade bonds including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities limits our ability to achieve the Series' investment objective, but can help to preserve the Series' assets.
    For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks."

ADDITIONAL STRATEGIES

The Series also follows certain policies when it BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain other non-principal investments the Series may make. The investment types are listed in the order in which they normally will be used by the investment adviser. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

-------------------------------------------------------------------
8  NEW JERSEY MONEY MARKET SERIES                [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE


% OF SERIES' TOTAL ASSETS         RISKS                                       POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
  MONEY MARKET                    -- Concentration risk--the risk that        -- Tax-exempt interest income, except
  MUNICIPAL BONDS                     bonds may lose value because of             with respect to certain bonds, such
                                      political, economic or other events         as private activity bonds, which are
  AT LEAST 80%                        affecting issuers of New Jersey             subject to the federal alternative
                                      obligations                                 minimum tax (AMT)
                                  -- Credit risk--the risk that the           -- Generally more secure than
                                      borrower can't pay back the money           lower-quality bonds
                                      borrowed or make interest payments      -- Most bonds rise in value when
                                      (lower for insured bonds)                   interest rates fall
                                  -- Market risk--the risk that bonds will
                                      lose value in the market, sometimes
                                      rapidly or unpredictably, because
                                      interest rates rise or there is a
                                      lack of confidence in the borrower
                                      or the bond's insurer
                                  -- Illiquidity risk--the risk that bonds
                                      may be difficult to value precisely
                                      and sell at time or price desired,
                                      in which case valuation would depend
                                      more on investment adviser's
                                      judgment than is generally the case
                                      with other types of municipal bonds
                                  -- Nonappropriation risk--the risk that
                                      the state or municipality may not
                                      include the bond obligations in
                                      future budgets
                                  -- Tax risk--the risk that federal,
                                      state or local income tax rates may
                                      decrease, which could decrease
                                      demand for municipal bonds or that a
                                      change in law may limit or eliminate
                                      exemption of interest on municipal
                                      bonds from such taxes
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS         RISKS                                       POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE BONDS    -- May decrease returns when interest       -- May offer protection against interest
                                      rates decrease                              rate increases
  PERCENTAGE VARIES; USUALLY      -- See tax risk
  LESS THAN 70%
----------------------------------------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED          -- Prepayment risk--the risk that the       -- Tax-exempt interest income, except
  SECURITIES                          underlying bonds may be prepaid,            with respect to certain bonds, such
                                      partially or completely, generally          as private activity bonds, which are
  PERCENTAGE VARIES; USUALLY          during periods of falling interest          subject to the AMT
  LESS THAN 30%                       rates. This may require the Series      -- May offer higher yield due to their
                                      to reinvest in lower yielding bonds         structure
                                  -- Credit risk--the risk that the
                                      underlying municipal bonds will not
                                      be paid by issuers or by credit
                                      insurers or guarantors of such
                                      instruments
                                  -- See market risk and tax risk
----------------------------------------------------------------------------------------------------------------------
  MUNICIPAL LEASE OBLIGATIONS     -- See concentration risk, credit risk,     -- Tax-exempt interest income, except
                                      market risk, illiquidity risk,              with respect to certain bonds, such
  PERCENTAGE VARIES; USUALLY          nonappropriation risk and tax risk          as private activity bonds, which are
  LESS THAN 10%                   -- Abatement risk--the risk that the            subject to the AMT
                                      entity leasing the equipment or
                                      facility will not be required to
                                      make lease payments because it does
                                      not have full use of the equipment
                                      or facility
----------------------------------------------------------------------------------------------------------------------
  WHEN-ISSUED AND                 -- Value of securities may decrease         -- May magnify underlying investment
  DELAYED-DELIVERY SECURITIES         before delivery occurs                      returns
                                  -- Broker/dealer may become insolvent
  PERCENTAGE VARIES; USUALLY          prior to delivery
  LESS THAN 10%                   -- See tax risk
----------------------------------------------------------------------------------------------------------------------
  ILLIQUID SECURITIES             -- See illiquidity risk                     -- May offer a more attractive yield
                                                                                  than more widely traded securities
  UP TO 10% OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------
10  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a Management Agreement with the Fund, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Series' investment adviser. For the fiscal year ended August 31, 2001, the Series paid PI management fees of .50% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



INVESTMENT ADVISER


Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    PIM's Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Series.

--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Series' shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
-------------------------------------------------------------------
12  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and any REALIZED NET CAPITAL GAINS to shareholders. Dividends generally will be exempt from federal and New Jersey state income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS out of any net investment income plus short-term capital gains, to shareholders every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.

    As we mentioned before, the Series will concentrate its investments in New Jersey obligations. In addition to being exempt from federal income taxes, Series' dividends are EXEMPT FROM NEW JERSEY STATE INCOME TAXES FOR NEW JERSEY RESIDENT INDIVIDUALS and NEW JERSEY TRUSTS AND ESTATES to the extent such dividends are derived from interest payments on and gain realized from the sale or exchange of New Jersey obligations, provided that, generally, at least 80% of the Series' assets (with certain exclusions) are invested in New Jersey obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and certain short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Series.

    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.

    Although the Series is not likely to realize capital gains because of the types of securities we purchase, any REALIZED NET CAPITAL GAINS will be paid to shareholders--typically once a year. Capital gains are generated when

--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------


the Series sells assets for a profit. LONG-TERM capital gains are generated when the Series sells assets which it held for more than 1 year for a profit. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your taxable distributions and gross sale proceeds. The actual amount withheld will decline from 30.5% for distributions made in 2001 after August 5, 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28% in 2006 and later years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

-------------------------------------------------------------------
14  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101-8179


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.
    Except as noted below, the minimum initial investment for Series shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES
Purchases of shares of the Series through Prudential Securities are made through automatic investment procedures (the Autosweep Program). You cannot purchase shares through Prudential Securities other than through the Autosweep Program, except as specifically provided (that is, you cannot make a manual purchase).
    The Autosweep Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Series as your primary money sweep fund.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    Shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Series on the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    Purchases through the Autosweep Program are subject to a minimum initial investment of $1,000, which is waived for certain custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m., New York time, on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Your investment in the Series will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.
    The charges and expenses of the Autosweep Program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep Program, you should contact your Prudential Securities Financial Advisor.


PURCHASES THROUGH THE PRUCO ACCOUNT PROGRAM


The Pruco Account Program is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep Program. The Pruco Account Program consists of two types of accounts: the Investor Account and the Pruco COMMAND Account, which offers additional services, such as a debit card and check writing.


    The Pruco Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary

-------------------------------------------------------------------
16  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund if you have an Investor Account and the COMMAND Money Fund will automatically be your primary money sweep fund if you have a Pruco COMMAND Account. You have the option to change your primary money sweep fund at any time by notifying your Pruco financial professional or the Pruco COMMAND Client Service Center. The following discussion assumes that you have selected the Series as your primary money sweep fund.


    With the Pruco COMMAND Account, all credit balances (that is, immediately available funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.

    If you have an Investor Account, shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series with all cash balances of $1.00 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1.00 or more will be invested in the Series on the business day following the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month

    You will begin earning dividends on your shares purchased through the Pruco Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m., New York time, on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    Purchases of, withdrawals from and dividends from the Series will be shown on your Pruco COMMAND Account or Investor Account statement.


    The charges and expenses of the Pruco Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Pruco Account Program, you should call (800) 235-7637.



PURCHASES THROUGH THE PRUDENTIAL SECURITIES COMMAND PROGRAM (THE COMMAND
  PROGRAM) OR THE BUSINESSEDGE PROGRAM


Class A shares of the Series are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND-SM-Account Program, which is available through Prudential Securities, or the Prudential BusinessEdge-SM- Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco. These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Series. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Series shares must be made through your Prudential Securities Financial Advisor or your Pruco financial professional, as applicable.


MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Series shares in either of the following situations:


     -- You do not participate in a money market sweep program (E.G., the Autosweep Program or the Pruco Account Program)


     -- You participate in a money market sweep program, but the Series is not designated as your primary money market sweep fund
    The minimum initial investment for a manual purchase for shares of the Series is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain custodial accounts for the benefit of minors.
    If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Series on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of
-------------------------------------------------------------------
18  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

credit balances in a client's brokerage account until monies are delivered to the Series (Prudential Securities delivers federal funds on the business day after settlement).
    If you make a manual purchase through the Fund's Distributor, through your broker (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker, your broker will forward your order and payment to the Fund. You should contact your broker for information about services that your broker may provide, including an automatic sweep feature. Transactions in Series shares may be subject to postage and other charges imposed by your broker. Any such charge is retained by your broker and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.
    We determine the NAV of our shares once each business day at 4:30 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell, or exchange Series shares or when changes in the value of the Series' portfolio do not materially affect the NAV.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101-8179


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:30 p.m., New York time, to process the sale on that day. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101-8179

-------------------------------------------------------------------
20  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.


RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

    If you are selling more than $100,000 of shares, if you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

REDEMPTION IN KIND. If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR THE AUTOSWEEP PROGRAM. If you participate in the Autosweep Program, your Series shares will be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    The amount of the redemption will be the lesser of the total value of Series shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.
    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.


AUTOMATIC REDEMPTION FOR THE PRUCO ACCOUNT PROGRAM. If you participate in the Pruco Account Program, your Series shares will be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.


    The amount of the redemption will be the lesser of the total value of Series shares held in your securities account or the deficit in your securities account. A deficit in your Pruco COMMAND Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa-Registered Trademark- Account, including Visa purchases, cash advances and Visa Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

-------------------------------------------------------------------
22  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, your Series shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

    The amount of the redemption will be the lesser of the total value of Series shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa-Registered Trademark- Platinum Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa-Registered Trademark- Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.

    Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.


MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Series shares by submitting a written request to your Prudential Securities Financial Advisor or Pruco financial professional, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Pruco, as appropriate, which could delay your requested redemption.

    The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Series shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
    Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Series held in the account will be redeemed.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Series shares for Class B, Class C or Class Z shares, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101-8179


    When you exchange shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.
-------------------------------------------------------------------
24  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

FREQUENT TRADING

Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:30 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:30 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

-------------------------------------------------------------------
26  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the Series' financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for shares of the Series for the periods indicated.


    A copy of the Series' annual report is available, upon request, at no charge, as described on the back cover of this prospectus.


    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.


 SERIES SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                            2001         2000         1999         1998         1997
 NET ASSET VALUE, BEGINNING OF YEAR     $1.00        $1.00        $1.00        $1.00        $1.00
 Net investment income and net
  realized gains                          .03          .03          .03          .03          .03
 Dividends and distributions             (.03)        (.03)        (.03)        (.03)        (.03)
 NET ASSET VALUE, END OF YEAR           $1.00        $1.00        $1.00        $1.00        $1.00
 TOTAL RETURN(1)                        2.95%        3.12%        2.52%        2.87%        2.82%
-------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA               2001      2000      1999      1998      1997
 NET ASSETS, END OF YEAR (000)       $208,550  $195,460  $207,004  $200,915  $199,472
 Average net assets (000)            $212,370  $204,697  $209,479  $198,647  $196,223
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee and service (12b-1) fees           .73%      .72%      .72%      .73%      .73%
 Expenses, excluding distribution
  fee and service (12b-1) fees           .60%      .59%      .59%      .60%      .60%
 Net investment income                  2.87%     3.07%     2.49%     2.82%     2.78%
-------------------------------------------------------------------------------------



(1)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS



LARGE CAPITALIZATION STOCK FUNDS


PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND



SMALL-TO-MID-CAPITALIZATION STOCK FUNDS
NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND



SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND



BALANCED/ALLOCATION FUNDS
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND


BOND FUNDS


TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.



MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


---------------------------------------------------------------------------
28  NEW JERSEY MONEY MARKET SERIES               [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.



GLOBAL/INTERNATIONAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.



MONEY MARKET FUNDS



TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.



MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES



TAX-FREE MONEY MARKET FUNDS


PRUDENTIAL TAX-FREE MONEY FUND, INC.



OTHER MONEY MARKET FUNDS


COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


COMMAND TAX-FREE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS MUTUAL FUNDS**


STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Series
can be obtained without charge and can
be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)


IN PERSON

Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4023

Fund Symbols                              NASDAQ     CUSIP
                                          ------     -----
                                          PNJXX   74435M-76-2

MF147A

                                     PROSPECTUS

                                     NOVEMBER 1, 2001

 PRUDENTIAL

 MUNICIPAL SERIES FUND
 NEW YORK SERIES


                                     FUND TYPE
                                     Municipal bond
                                     OBJECTIVE
                                     Maximize current income that is exempt
                                     from New York State, New York City and
                                     federal income taxes consistent with the preservation of capital

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
2       Principal Risks
4       Evaluating Performance
6       Fees and Expenses

8       HOW THE SERIES INVESTS
8       Investment Objective and Policies
10      Other Investments and Strategies
13      Investment Risks

19      HOW THE SERIES IS MANAGED
19      Board of Trustees
19      Manager
19      Investment Adviser
21      Distributor

22      SERIES DISTRIBUTIONS AND TAX ISSUES
22      Distributions
23      Tax Issues
24      If You Sell or Exchange Your Shares

26      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
26      How to Buy Shares
35      How to Sell Your Shares
38      How to Exchange Your Shares
40      Telephone Redemptions or Exchanges
40      Expedited Redemption Privilege

41      FINANCIAL HIGHLIGHTS
42      Class A Shares
43      Class B Shares
44      Class C Shares
45      Class Z Shares

46      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
NEW YORK SERIES                                  [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NEW YORK SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in New York state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from those taxes (collectively called "New York obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.

    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from New York State, New York City and federal income taxes or the Series will invest at least 80% of its total assets in New York obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS, commonly known as JUNK BONDS. The Series may invest in New York obligations the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds, the interest on which is subject to the federal alternative minimum tax
(AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.

    While we make every effort to achieve our objective, we can't guarantee success.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates rise or because there is a lack of confidence in the issuer or in the bond's insurer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics and are subject to a greater degree of market fluctuation and greater risk that the issuer may be unable to make principal and interest payments when they are due than higher-quality securities. Since the Series may invest in lower-rated bonds, commonly known as junk bonds, there is a higher risk of default of payment of principal and interest. Furthermore, junk bonds tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.


    The Series may purchase municipal bonds that are insured to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.


    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, yield as much as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.

    Municipal bonds and, in particular, municipal leases may be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond or lease payments.

    Because the Series will concentrate its investments in New York obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New York obligations than a municipal bond fund that is not as geographically concentrated. These

-------------------------------------------------------------------
2  NEW YORK SERIES                               [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). The events of September 11, 2001 will have a substantial adverse impact on the economies of New York State and New York City and therefore, on New York obligations, although the magnitude of the impact cannot be determined at this time. Moreover, although New York has a relatively diversified economy, New York's economy has concentrations in the investment banking, securities brokerage and financial services industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New York obligations. For more detailed information on the risks of investing in New York obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.

    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.

ANNUAL RETURNS* (CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  12.99%
1992   9.48%
1993  12.63%
1994  -6.78%
1995  17.33%
1996   1.92%
1997   8.87%
1998   5.83%
1999  -9.00%
2000  11.55%

BEST QUARTER: 6.71% (1st quarter of 1995) WORST QUARTER: (5.64)% (1st quarter of
1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE RETURN OF THE CLASS B SHARES FROM 1-1-01 TO 9-30-01 WAS 5.02%.

-------------------------------------------------------------------
4  NEW YORK SERIES                               [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)



                                 1 YR   5 YRS  10 YRS     SINCE INCEPTION
  Class A shares                 8.48%  4.41%  6.79%    6.69%  (since 1-22-90)
  Class B shares                 6.55%  4.53%  6.72%    7.55%  (since 9-13-84)
  Class C shares                 9.17%  4.22%    N/A    5.33%  (since  8-1-94)
  Class Z shares                12.10%    N/A    N/A    5.80%  (since 12-6-96)
  Lehman Muni Bond Index(2)     11.68%  5.84%  7.32%        **(2)
  Lipper Average(3)             11.68%  4.71%  6.65%        **(3)



(1) THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND EXPENSES. WITHOUT THE MANAGEMENT FEE WAIVER FOR EACH CLASS AND THE DISTRIBUTION AND SERVICE (12b-1) FEE WAIVER FOR CLASS A AND CLASS C SHARES, THE RETURNS WOULD HAVE BEEN LOWER.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (LEHMAN MUNI BOND INDEX)--AN UNMANAGED INDEX OF OVER 39,000 LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS--GIVES A BROAD LOOK AT HOW LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES OR OPERATING EXPENSES OF A MUTUAL FUND. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES AND OPERATING EXPENSES. THE LEHMAN MUNI BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 7.42% FOR CLASS A, 8.88% FOR CLASS B, 6.75% FOR CLASS C AND 5.96% FOR
     CLASS Z SHARES. SOURCE: LEHMAN BROTHERS.
(3) THE LIPPER AVERAGE IS BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CATEGORY. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. LIPPER RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 6.61% FOR CLASS A, 7.67% FOR CLASS B, 5.68% FOR CLASS C AND 4.90% FOR CLASS Z SHARES. SOURCE: LIPPER INC.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each class of the Series--Class A, B, C and Z. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                  CLASS A     CLASS B     CLASS C     CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering
   price)                              3%        None          1%        None
  Maximum deferred sales
   charge (load) (as a
   percentage of the lower of
   original purchase price or
   sale proceeds)                    None          5%(2)       1%(3)     None
  Maximum sales charge (load)
   imposed on reinvested
   dividends and other
   distributions                     None        None        None        None
  Redemption fees                    None        None        None        None
  Exchange fee                       None        None        None        None

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                 CLASS A     CLASS B     CLASS C     CLASS Z
  Management fees                    .50%        .50%        .50%        .50%
  + Distribution and service
   (12b-1) fees(4)                   .30%        .50%       1.00%        None
  + Other expenses                   .14%        .14%        .14%        .14%
  = Total annual Series
   operating expenses                .94%       1.14%       1.64%        .64%
  - Fee waiver or expense
   reimbursement(4)                  .05%        None        .25%        None
  = NET ANNUAL SERIES
   OPERATING EXPENSES                .89%       1.14%       1.39%        .64%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.
(2) THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
(3) THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN 18 MONTHS OF PURCHASE.
(4) FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A AND CLASS C SHARES, RESPECTIVELY.


-------------------------------------------------------------------
6  NEW YORK SERIES                               [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                $388   $586   $800  $1,416
  Class B shares                $616   $662   $728  $1,304
  Class C shares                $340   $588   $960  $2,003
  Class Z shares                 $65   $205   $357    $798


    You would pay the following expenses on the same investment if you did not sell your shares:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                $388   $586   $800  $1,416
  Class B shares                $116   $362   $628  $1,304
  Class C shares                $240   $588   $960  $2,003
  Class Z shares                 $65   $205   $357    $798


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES, consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt obligations with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.

    In pursuing the Series' objective, we invest primarily in NEW YORK OBLIGATIONS, including New York state, local municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New York State, New York City and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in New York obligations. The Series, however, may hold certain private activity bonds, which are municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). See "Series Distributions and Tax Issues--Distributions."

    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

    We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in municipal bonds the interest and/or principal payments of which are insured by bond issuers or other parties. Generally, the yields on insured bonds are lower than


-------------------------------------------------------------------
MUNICIPAL BONDS
STATES AND MUNICIPALITIES ISSUE BONDS IN ORDER TO BORROW MONEY TO FINANCE A PROJECT. YOU CAN THINK OF BONDS AS LOANS THAT INVESTORS MAKE TO THE STATE, LOCAL GOVERNMENT OR OTHER ISSUER. THE ISSUER GETS THE CASH NEEDED TO COMPLETE THE PROJECT AND INVESTORS EARN INCOME ON THEIR INVESTMENT.
-------------------------------------------------------------------
-------------------------------------------------------------------
8  NEW YORK SERIES                               [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

the yields on uninsured bonds of comparable quality. Insurance reduces the insured bond's credit risk and may increase the bond's value. We may also invest up to 30% of the Series' assets in HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS or JUNK BONDS. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds. If the rating of a debt obligation is downgraded after the Series purchases it (or if the debt obligation is no longer rated), the Series will not have to sell the obligation, but we will take this into consideration in deciding whether the Series should continue to hold the obligation.
    A rating is an assessment of the likelihood of the timely payment of debt (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond), and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer or insurer. An investor can evaluate the expected likelihood of default by an issuer or an insurer by looking at its ratings as compared to another similar issuer or insurer. A description of bond ratings is contained in Appendix A.

    During the fiscal year ended August 31, 2001, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total investments, were as follows:



                                                     PERCENTAGES OF
RATINGS                                             TOTAL INVESTMENTS
 AAA/Aaa                                                       49.16%
 AA/Aa                                                         26.56%
 A/A                                                            6.92%
 BBB/Baa                                                        7.81%
 BB/Ba                                                          0.68%
 Unrated
   AAA/Aaa                                                      2.06%
   BBB/Baa                                                      0.78%
   BB/Ba                                                        1.44%
   B/B                                                          2.89%
   Other                                                        1.70%


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will attempt to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.

    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.

    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies of the Series that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in municipal lease obligations. MUNICIPAL LEASE OBLIGATIONS are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.
-------------------------------------------------------------------
10  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in municipal asset-backed securities. A MUNICIPAL ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest which is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.


FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS, SECONDARY INVERSE
  FLOATERS AND ZERO COUPON MUNICIPAL BONDS


The Series may invest in floating rate bonds, variable rate bonds, inverse floaters, secondary inverse floaters and zero coupon municipal bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the bond on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the bond. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. ZERO COUPON MUNICIPAL BONDS do not pay interest during the life of the bond. An investor makes money by purchasing the bond at a price that is less than the money the investor will receive when the municipality repays the amount borrowed (face value).


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase municipal bonds on a WHEN-ISSUED or DELAYED-DELIVERY basis, without limit. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are expected to be delivered.

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

DERIVATIVE STRATEGIES
We may use various DERIVATIVE STRATEGIES to try to improve the Series' returns. We may use hedging techniques to try to protect the Series' assets. We cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Series will not lose money. Derivatives--such as futures contracts, options on futures and interest rate swaps--involve costs and can be volatile. With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, interest rate, or some other investment, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives we may use may not match the Series' underlying holdings.

FUTURES CONTRACTS AND RELATED OPTIONS

The Series may purchase and sell financial futures contracts and related options on financial futures. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An OPTION is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract, in exchange for a premium.


INTEREST RATE SWAP TRANSACTIONS

The Series may enter into INTEREST RATE SWAP TRANSACTIONS. In a swap transaction, the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of a portfolio or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.


TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, the Series may hold up to 100% of its assets in cash, cash equivalents or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities limits our ability
-------------------------------------------------------------------
12  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

to achieve the Series' investment objective, but can help to preserve the Series' assets.

    For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks."


ADDITIONAL STRATEGIES

The Series also follows certain policies when it BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain other non-principal investments the Series may make. The investment types are listed in the order in which they normally will be used by the investment adviser. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE

% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL BONDS              -- Concentration            -- Tax-exempt interest
                                    risk--the risk that        income, except with
  PROVIDE AT LEAST 80% OF          bonds may lose value        respect to certain
  SERIES' INCOME OR                because of                  bonds, such as
  COMPRISE AT LEAST 80% OF         political, economic         private activity
  ITS TOTAL ASSETS                 or other events             bonds, which are
                                   affecting issuers of        subject to the
                                   New York obligations        federal alternative
                               -- Credit risk--the risk        minimum tax (AMT)
                                   that the borrower       -- If interest rates
                                   can't pay back the           decline, long-term
                                   money borrowed or           yields should be
                                   make interest               higher than money
                                   payments (lower for         market yields
                                   insured and higher      -- Bonds have generally
                                   rated bonds). The           outperformed money
                                   lower a bond's              market instruments
                                   quality, the higher         over the long term
                                   its potential           -- Most bonds rise in
                                   volatility                   value when interest
                               -- Market risk--the risk        rates fall
                                   that bonds will lose
                                   value in the market,
                                   sometimes rapidly or
                                   unpredictably,
                                   because interest
                                   rates rise or there
                                   is a lack of
                                   confidence in the
                                   borrower or the
                                   bond's insurer
                               -- Illiquidity risk--the
                                    risk that bonds may
                                   be difficult to
                                   value precisely and
                                   sell at time or
                                   price desired, in
                                   which case valuation
                                   would depend more on
                                   investment adviser's
                                   judgment than is
                                   generally the case
                                   with other types of
                                   municipal bonds
                               -- Nonappropriation
                                    risk--the risk that
                                   the state or
                                   municipality may not
                                   include the bond
                                   obligations in
                                   future budgets
                               -- Tax risk--the risk
                                    that federal, state
                                   or local income tax
                                   rates may decrease,
                                   which could decrease
                                   demand for municipal
                                   bonds or that a
                                   change in law may
                                   limit or eliminate
                                   exemption of
                                   interest on
                                   municipal bonds from
                                   such taxes
-----------------------------------------------------------------------------------

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14  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS                 RISKS                          POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------
  ZERO COUPON MUNICIPAL BONDS             -- See credit risk,            -- Tax-exempt interest
                                               market risk,                  income, except with
  PERCENTAGE VARIES; USUALLY LESS THAN        concentration risk             respect to certain
  40%                                         and tax risk                   bonds, such as
                                          -- Typically subject to            private activity
                                              greater volatility             bonds, which are
                                              and less liquidity in          subject to the AMT
                                              adverse markets than       -- Value rises faster
                                              other municipal bonds           when interest rates
                                                                             fall
--------------------------------------------------------------------------------------------------
  HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS   -- See market risk             -- May offer higher
  (JUNK BONDS)                                (particularly high),           interest income and
                                              credit risk                    higher potential
  UP TO 30%                                   (particularly high),           gains than
                                              illiquidity risk               higher-grade
                                              (particularly high)            municipal bonds
                                              and tax risk               -- Most bonds rise in
                                          -- More volatile than               value when interest
                                              higher-quality debt            rates fall
                                              securities
--------------------------------------------------------------------------------------------------
  MUNICIPAL LEASE OBLIGATIONS             -- See concentration           -- Tax-exempt interest
                                               risk, credit risk,            income, except with
  PERCENTAGE VARIES; USUALLY LESS THAN        market risk,                   respect to certain
  25%                                         illiquidity risk,              bonds, such as
                                              nonappropriation risk          private activity
                                              and tax risk                   bonds, which are
                                          -- Abatement risk--the             subject to the AMT
                                              risk that the entity       -- If interest rates
                                              leasing the equipment           decline, long-term
                                              or facility will not           yields should be
                                              be required to make            higher than money
                                              lease payments                 market yields
                                              because it does not
                                              have full use of the
                                              equipment or facility
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS                 RISKS                          POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------
  DERIVATIVES                             -- The value of                -- The Series could make
                                               derivatives (such as          money and protect
  PERCENTAGE VARIES; USUALLY LESS THAN        futures, options on            against losses if the
  20%                                         futures and interest           investment analysis
                                              rate swaps), that are          proves correct
                                              used to hedge a            -- One way to manage the
                                              portfolio security is          Series' risk/return
                                              determined                     balance is to lock in
                                              independently from             the value of an
                                              that security and              investment ahead of
                                              could result in a              time
                                              loss to the Series         -- Derivatives used for
                                              when the price                 return enhancement
                                              movement of a                  purposes involve a
                                              derivative used as a           type of leverage and
                                              hedge does not                 could generate
                                              correlate with a               substantial gains at
                                              change in the value            low cost
                                              of the portfolio
                                              security
                                          -- Derivatives used for
                                               risk management may
                                              not have the intended
                                              effects and may
                                              result in losses or
                                              missed opportunities
                                          -- The other party to a
                                              derivatives contract
                                              could default
                                          -- Derivatives used for
                                              return enhancement
                                              purposes involve a
                                              type of leverage
                                              (borrowing for
                                              investment) and could
                                              magnify losses
                                          -- Certain types of
                                              derivatives involve
                                              costs to the Series
                                              that can reduce
                                              returns
--------------------------------------------------------------------------------------------------
  WHEN-ISSUED AND DELAYED-DELIVERY        -- Value of securities         -- May magnify underlying
  SECURITIES                                   may decrease before           investment gains
                                              delivery occurs
  PERCENTAGE VARIES; USUALLY LESS THAN    -- Broker/dealer may
  20%                                         become insolvent
                                              prior to delivery
                                          -- Investment costs may
                                              exceed potential
                                              underlying investment
                                              gains
                                          -- See tax risk
--------------------------------------------------------------------------------------------------


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16  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS                 RISKS                          POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED SECURITIES       -- Prepayment risk--the        -- Tax-exempt interest
                                              risk that the                  income, except with
  PERCENTAGE VARIES; USUALLY LESS THAN        underlying bonds may           respect to certain
  15%                                         be prepaid, partially          bonds, such as
                                              or completely,                 private activity
                                              generally during               bonds, which are
                                              periods of falling             subject to the AMT
                                              interest rates, which      -- Pass-through
                                              could adversely                instruments provide
                                              affect yield to                greater
                                              maturity and could             diversification than
                                              require the Series to          direct ownership of
                                              reinvest in lower              municipal bonds
                                              yielding bonds             -- May offer higher yield
                                          -- Credit risk--the risk           due to their
                                              that the underlying            structure
                                              municipal bonds will
                                              not be paid by
                                              issuers or by credit
                                              insurers or
                                              guarantors of such
                                              instruments. Some
                                              municipal
                                              asset-backed
                                              securities are
                                              unsecured or secured
                                              by lower-rated
                                              insurers or
                                              guarantors and thus
                                              may involve greater
                                              risk
                                          -- See market risk and
                                               tax risk
--------------------------------------------------------------------------------------------------
  INVERSE FLOATERS/ SECONDARY INVERSE     -- High market risk--risk      -- Income generally will
  FLOATERS                                    that inverse floaters          increase when
                                              will fluctuate in              interest rates
  PERCENTAGE VARIES; USUALLY LESS THAN        value more                     decrease
  15%                                         dramatically than
                                              other debt securities
                                              when interest rates
                                              change
                                          -- See credit risk,
                                               illiquidity risk and
                                              tax risk
                                          -- Secondary inverse
                                              floaters are subject
                                              to additional risks
                                              of municipal
                                              asset-backed
                                              securities
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS                 RISKS                          POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------
  ILLIQUID SECURITIES                     -- See illiquidity risk        -- May offer a more
                                                                             attractive yield or
  UP TO 15% OF NET ASSETS                                                    potential for growth
                                                                             than more widely
                                                                             traded securities
--------------------------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE BONDS            -- Value lags value of         -- May offer protection
                                              fixed-rate securities          against interest rate
  PERCENTAGE VARIES; USUALLY LESS THAN        when interest rates            increases
  10%                                         change
                                          -- See tax risk
--------------------------------------------------------------------------------------------------


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18  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a Management Agreement with the Fund, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Fund's investment adviser. For the fiscal year ended August 31, 2001, the Series paid PI management fees of .50 of 1% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



INVESTMENT ADVISER


Prudential Investment Management, Inc., (PIM), is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    As of June 30, 2001, PIM's Fixed Income Group managed approximately
$129 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Investment Policy Committee, whereas bottom-up security selection is made by the sector teams.

--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
------------------------------------------------


    Prior to joining PIM in 1998, Mr. Sullivan was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 18 years of experience in risk management, arbitrage trading, and corporate bond investing.


    The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including Fixed Income's chief investment officer, chief investment strategist, head of risk management and head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.


    The Municipal Bond Team, headed by Robert Waas, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.


                             MUNICIPAL BONDS


ASSETS UNDER MANAGEMENT: $5.0 billion (as of June 30, 2001).



TEAM LEADER: Robert Waas. GENERAL INVESTMENT EXPERIENCE: 17 years.



PORTFOLIO MANAGERS: 3. AVERAGE GENERAL INVESTMENT EXPERIENCE: 8 years.


SECTOR: City, state and local government securities.

INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.
-------------------------------------------------------------------
20  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, C, and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of net investment income monthly and CAPITAL GAINS, if any, at least annually to shareholders. Dividends generally will be exempt from federal, New York State and New York City income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income, plus short-term capital gains, to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Series.

    As we mentioned before, the Series will concentrate its investments in New York obligations. In addition to being exempt from federal income taxes, Series' dividends are EXEMPT FROM NEW YORK STATE AND NEW YORK CITY INCOME TAXES FOR NEW YORK RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on New York obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates.
    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a
-------------------------------------------------------------------
22  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

corporation's alternative minimum taxable income. These rules could make you liable for the AMT.

    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders-- typically once a year. Long-term capital gains are generated when the Series sells assets that it held for more than 1 year for a profit. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your taxable distributions and gross sale proceeds. The actual amount withheld will decline from 30.5% for distributions made in 2001 after August 5, 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28% in 2006 and later years. Dividends of net investment income and short-term capital gains paid to a

--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Series just before the record date for a distribution (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Series also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.


IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN which is subject to tax. For individuals, the maximum capital gains tax rate is generally 20% for shares held for more than 1 year. However, capital gains of individuals on a sale of shares acquired after December 31, 2000 and held greater than 5 years will be eligible for a reduced long-term capital gains rate. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.

    If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). Under certain circumstances, if you acquire shares of the Series and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have
-------------------------------------------------------------------
24  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
    Any gain or loss you may have from selling or exchanging Series shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service. For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101-8179


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Series, although Class Z shares are available to a limited group of investors.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment


     -- The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of

-------------------------------------------------------------------
26  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


           your investment and may cost you more than paying other types of sales charges


     -- The different sales charges that apply to each share class-- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's lower front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase


     -- The fact that if you are purchasing Class B shares in an amount of $250,000 or more, you should consult with your financial adviser to determine whether other share classes are more beneficial given your circumstances


     --    Whether you qualify to purchase Class Z shares.

    See "How to Sell Your Shares" for a description of the impact of CDSCs.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                               CLASS A          CLASS B          CLASS C      CLASS Z
 Minimum purchase          $1,000           $1,000           $2,500           None
   amount(1)
 Minimum amount for        $100             $100             $100             None
   subsequent
   purchases(1)
 Maximum initial           3% of the        None             1% of the        None
   sales charge            public offering                   public offering
                           price                             price
 Contingent Deferred       None             If sold during:  1% on sales      None
   Sales Charge (CDSC)(2)                   Year 1    5%     made within 18
                                            Year 2    4%     months of
                                            Year 3    3%     purchase
                                            Year 4    2%
                                            Year 5    1%
                                            Year 6    1%
                                            Year 7    0%
 Annual distribution       .30 of 1%        .50 of 1%        1% (.75 of 1%    None
   and service (12b-1)     (.25 of 1%                        currently)
   fees (shown as          currently)
   a percentage of
   average net
   assets)(3)


(1) THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN CUSTODIAL ACCOUNTS FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
(2) FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT DEFERRED SALES CHARGE (CDSC)".
(3) THESE DISTRIBUTION AND SERVICE (12b-1) FEES ARE PAID FROM THE SERIES' ASSETS ON A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. CLASS A AND CLASS B SHARES MAY PAY A SERVICE FEE OF UP TO .25 OF 1%. CLASS C SHARES WILL PAY A SERVICE FEE OF .25 OF 1%. THE DISTRIBUTION FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE), IS LIMITED TO .50 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE) FOR CLASS B SHARES, AND IS .75 OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C SHARES, RESPECTIVELY.


-------------------------------------------------------------------
28  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                           SALES CHARGE AS % OF   SALES CHARGE AS % OF       DEALER
   AMOUNT OF PURCHASE         OFFERING PRICE         AMOUNT INVESTED       REALLOWANCE
 Less than $99,999                         3.00%                  3.09%            3.00%
 $100,000 to $249,999                      2.50%                  2.56%            2.50%
 $250,000 to $499,999                      1.50%                  1.52%            1.50%
 $500,000 to $999,999                      1.00%                  1.01%            1.00%
 $1 million and above(1)                    None                   None             None

(1) IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A SHARES, UNLESS YOU QUALIFY TO BUY CLASS Z SHARES.

    To satisfy the purchase amounts above, you can:

     --    Invest with an eligible group of related investors

     -- Buy Class A shares of two or more Prudential mutual funds at the same time

     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own (excluding money market fund shares other than those acquired through the exchange privilege) with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)


     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.


    The Distributor may reallow Class A's sales charge to dealers.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Other investors may pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."


WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:


     --    Purchase your shares through an account at Prudential Securities,

-------------------------------------------------------------------
30  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


     -- Purchase your shares through a Pruco COMMAND Account or an Investor Account with Pruco Securities Corporation, or


     --    Purchase your shares through another broker.


    This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.


QUALIFYING FOR CLASS Z SHARES
MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Series as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or



     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:


     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option,



     -- Current and former Directors/Trustees of the Prudential mutual funds (including the Fund), and


     --    Prudential, with an investment of $10 million or more.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
-------------------------------------------------------------------
32  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
    For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

-------------------------------------------------------------------
MUTUAL FUND SHARES
THE NAV OF MUTUAL FUND SHARES CHANGES EVERY DAY BECAUSE THE VALUE OF A FUND'S PORTFOLIO CHANGES CONSTANTLY. FOR EXAMPLE, IF FUND XYZ HOLDS CITY ABC BONDS IN ITS PORTFOLIO AND THE PRICE OF CITY ABC BONDS GOES UP WHILE THE VALUE OF THE FUND'S OTHER HOLDINGS REMAINS THE SAME AND EXPENSES DON'T CHANGE, THE NAV OF FUND XYZ WILL INCREASE.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101-8179


AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which
-------------------------------------------------------------------
34  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m., New York time, to process the sale on that day. Otherwise, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101-8179


    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    If you are selling more than $100,000 of shares, if you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the

-------------------------------------------------------------------
36  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:


     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability, and


     --    On certain sales effected through the Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Contingent Deferred Sales Charge--Waiver of Contingent Deferred Sales Charge--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid on that reinvested portion of your redemption proceeds. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice.

    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101-8179


    There is no sales charge for exchanges. If, however, you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
-------------------------------------------------------------------
38  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    Remember, as we explained in the section entitled "Series Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."


    If you own Class B or Class C shares and qualify to purchase Class A shares of any Prudential mutual fund without paying an initial sales charge, we will exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares unless you elect otherwise. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. You must notify the Transfer Agent that you are eligible for this special exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.


FREQUENT TRADING

Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

-------------------------------------------------------------------
40  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the financial performance of the Series for the past 5 years. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.


    A copy of the Series' annual report is available, upon request, at no charge, as described on the back cover of this prospectus.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS A SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS A SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                            2001      2000         1999         1998         1997
 NET ASSET VALUE, BEGINNING OF YEAR    $11.60    $11.50       $12.30       $11.94       $11.77
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                    .56       .58          .57          .60          .61(1)
 Net realized and unrealized gain
  (loss) on investment transactions       .64       .10         (.69)         .42          .43
 TOTAL FROM INVESTMENT OPERATIONS        1.20       .68         (.12)        1.02         1.04
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                 (.56)     (.58)        (.57)        (.60)        (.61)
 Distributions in excess of net
  investment income                        --        --           --         (.01)          --(3)
 Distributions from net realized
  gains                                    --        --         (.09)        (.05)        (.26)
 Distributions in excess of capital
  gains                                    --        --         (.02)          --           --
 TOTAL DISTRIBUTIONS                     (.56)     (.58)        (.68)        (.66)        (.87)
 NET ASSET VALUE, END OF YEAR          $12.24    $11.60       $11.50       $12.30       $11.94
 TOTAL RETURN(2)                       10.65%     6.17%        (1.07)%      8.71%        9.19%
----------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA               2001      2000         1999         1998         1997
 NET ASSETS, END OF YEAR (000)       $191,678  $182,602     $175,307     $176,555     $172,471
 AVERAGE NET ASSETS (000)            $189,204  $178,303     $181,951     $174,485     $173,963
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees               .89%      .90%         .84%         .73%         .68%(1)
 Expenses, excluding distribution
  and service (12b-1) fees               .64%      .65%         .64%         .63%         .58%(1)
 Net investment income                  4.77%     5.10%        4.76%        4.93%        5.15%(1)
 FOR CLASS A, B, C AND Z SHARES:
 Portfolio turnover                       27%       32%          11%          33%          43%
----------------------------------------------------------------------------------------------



(1)  NET OF MANAGEMENT FEE WAIVER.
(2) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(3)  LESS THAN $.005 PER SHARE.


-------------------------------------------------------------------
42  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS B SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                            2001       2000         1999         1998         1997
 NET ASSET VALUE, BEGINNING OF YEAR    $11.61     $11.50       $12.30       $11.94       $11.77
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                    .53        .55          .54          .55          .56(1)
 Net realized and unrealized gain
  (loss) on investment transactions       .63        .11         (.69)         .42          .43
 TOTAL FROM INVESTMENT OPERATIONS        1.16        .66         (.15)         .97          .99
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                 (.53)      (.55)        (.54)        (.55)        (.56)
 Distributions in excess of net
  investment income                        --         --           --         (.01)          --(3)
 Distributions from net realized
  gains                                    --         --         (.09)        (.05)        (.26)
 Distributions in excess of capital
  gains                                    --         --         (.02)          --           --
 TOTAL DISTRIBUTIONS                     (.53)      (.55)        (.65)        (.61)        (.82)
 NET ASSET VALUE, END OF YEAR          $12.24     $11.61       $11.50       $12.30       $11.94
 TOTAL RETURN(2)                       10.28%      5.99%        (1.37)%      8.28%        8.76%
-----------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA               2001       2000         1999         1998         1997
 NET ASSETS, END OF YEAR (000)        $38,829    $51,051      $76,929      $99,823     $112,658
 AVERAGE NET ASSETS (000)             $42,212    $59,879      $88,626     $104,653     $122,744
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees              1.14%      1.15%        1.13%        1.13%        1.08%(1)
 Expenses, excluding distribution
  and service (12b-1) fees               .64%       .65%         .63%         .63%         .58%(1)
 Net investment income                  4.53%      4.85%        4.45%        4.53%        4.75%(1)
-----------------------------------------------------------------------------------------------



(1)  NET OF MANAGEMENT FEE WAIVER.
(2) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(3)  LESS THAN $.005 PER SHARE.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS C SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS C SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                              2001           2000              1999              1998              1997
 NET ASSET VALUE, BEGINNING OF YEAR         $11.61         $11.50            $12.30            $11.94            $11.77
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .50            .52               .51               .52               .53(1)
 Net realized and unrealized gain
  (loss) on investment transactions            .63            .11              (.69)              .42               .43
 TOTAL FROM INVESTMENT OPERATIONS             1.13            .63              (.18)              .94               .96
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.50)          (.52)             (.51)             (.52)             (.53)
 Distributions in excess of net
  investment income                             --             --                --              (.01)               --(3)
 Distributions from net realized
  gains                                         --             --              (.09)             (.05)             (.26)
 Distributions in excess of capital
  gains                                         --             --              (.02)               --                --
 TOTAL DISTRIBUTIONS                          (.50)          (.52)             (.62)             (.58)             (.79)
 NET ASSET VALUE, END OF YEAR               $12.24         $11.61            $11.50            $12.30            $11.94
 TOTAL RETURN(2)                            10.01%          5.73%             (1.62)%           8.01%             8.49%
-----------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001           2000              1999              1998              1997
 NET ASSETS, END OF YEAR (000)              $2,766         $1,884            $1,830            $1,279              $780
 AVERAGE NET ASSETS (000)                   $2,171         $1,812            $1,566              $969              $798
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                   1.39%          1.40%             1.39%             1.38%             1.33%(1)
 Expenses, excluding distribution
  and service (12b-1) fees                    .64%           .65%              .64%              .63%              .58%(1)
 Net investment income                       4.26%          4.60%             4.23%             4.28%             4.50%(1)
-----------------------------------------------------------------------------------------------------------------------



(1)  NET OF MANAGEMENT FEE WAIVER.
(2) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(3)  LESS THAN $.005 PER SHARE.


-------------------------------------------------------------------
44  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS Z SHARES

The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS Z SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                               2001             2000             1999             1998             1997
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                     $11.62           $11.51           $12.31           $11.95           $12.09
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          .59              .61              .60              .62              .46(1)
 Net realized and unrealized gain
  (loss) on investment transactions             .63              .11             (.69)             .42              .12
 TOTAL FROM INVESTMENT OPERATIONS              1.22              .72             (.09)            1.04              .58
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                       (.59)            (.61)            (.60)            (.62)            (.46)
 Distributions in excess of net
  investment income                              --               --               --             (.01)              --(3)
 Distributions from net investment
  income                                         --               --             (.09)            (.05)            (.26)
 Distributions in excess of capital
  gains                                          --               --             (.02)              --               --
 TOTAL DISTRIBUTIONS                           (.59)            (.61)            (.71)            (.68)            (.72)
 NET ASSET VALUE, END OF PERIOD              $12.25           $11.62           $11.51           $12.31           $11.95
 TOTAL RETURN(2)                             10.82%            6.53%             (.87)%          8.81%            5.02%
-----------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                  2001             2000             1999             1998             1997
 NET ASSETS, END OF PERIOD (000)             $1,775             $400             $464             $497              $28
 AVERAGE NET ASSETS (000)                    $1,008             $330             $496             $116              $11
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                     .64%             .65%             .63%             .63%             .58%(1),(5)
 Expenses, excluding distribution
  and service (12b-1) fees                     .64%             .65%             .63%             .63%             .58%(1),(5)
 Net investment income                        4.98%            5.35%            4.96%            5.03%            5.25%(1),(5)
-----------------------------------------------------------------------------------------------------------------------



(1)  NET OF MANAGEMENT FEE WAIVER.
(2) TOTAL RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS OF LESS THAN A FULL YEAR ARE NOT ANNUALIZED.
(3)  LESS THAN $.005 PER SHARE.
(4) INFORMATION SHOWN IS FOR THE PERIOD FROM 9-18-96 (WHEN CLASS Z SHARES WERE FIRST OFFERED) THROUGH 8-31-97.
(5)  ANNUALIZED.


--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

--------------------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

--------------------------------------------------------------------------------


STOCK FUNDS



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PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


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PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


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SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.


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PRUDENTIAL SMALL COMPANY FUND, INC.


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THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


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PRUDENTIAL NATURAL RESOURCES FUND, INC.


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GLOBAL/INTERNATIONAL STOCK FUNDS
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  PRUDENTIAL GLOBAL GROWTH FUND


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BALANCED/ALLOCATION FUNDS
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND



BOND FUNDS



TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


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PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.



MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


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PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


---------------------------------------------------------------------------
46  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

-----------------------------------------------------------------


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.



GLOBAL/INTERNATIONAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.



MONEY MARKET FUNDS



TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


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PRUDENTIAL GOVERNMENT SECURITIES TRUST


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PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


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MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND


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  NEW JERSEY MONEY MARKET SERIES


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TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.



OTHER MONEY MARKET FUNDS


COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


COMMAND TAX-FREE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
  MUTUAL FUNDS**


STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND



SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------
48  NEW YORK SERIES                              [TELEPHONE ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS

    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.

    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.


    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.


    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.


    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.


SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.
-------------------------------------------------------------------
A-2  NEW YORK SERIES                             [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
    BB: Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B: Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC: Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
    C: The rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
    CI: The rating CI is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
-------------------------------------------------------------------
A-4  NEW YORK SERIES                             [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal and interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designation indicates speculative capacity to pay principal and interest.
--------------------------------------------------------------------------------

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Series
can be obtained without charge and can
be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

 (incorporated by reference into this prospectus)

ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)


IN PERSON

Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4023


Fund Symbols                              NASDAQ     CUSIP
                                          ------     -----
Class A                                   PMNYX   74435M-74-7
Class B                                   PBNYX   74435M-75-4
Class C                                   PCNYX   74435M-52-3
Class Z                                   PNYZX   74435M-44-0


MF122A

                                     PROSPECTUS

                                     NOVEMBER 1, 2001


 PRUDENTIAL

 MUNICIPAL SERIES FUND
 NEW YORK MONEY MARKET SERIES


                                     FUND TYPE
                                     Money market
                                     OBJECTIVE
                                     The highest level of current income that is exempt from New York State, New York City and federal income taxes, consistent with liquidity and the preservation of capital

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
3       Evaluating Performance
4       Fees and Expenses

5       HOW THE SERIES INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

12      HOW THE SERIES IS MANAGED
12      Board of Trustees
12      Manager
12      Investment Adviser
13      Distributor

14      SERIES DISTRIBUTIONS AND TAX ISSUES
14      Distributions
15      Tax Issues

16      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
16      How to Buy Shares
21      How to Sell Your Shares
25      How to Exchange Your Shares
26      Telephone Redemptions or Exchanges
26      Expedited Redemption Privilege

27      FINANCIAL HIGHLIGHTS

28      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
NEW YORK MONEY MARKET SERIES                     [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NEW YORK MONEY MARKET SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES consistent with LIQUIDITY AND THE PRESERVATION OF CAPITAL. This means we invest primarily in short-term New York state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as short-term obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from those taxes (collectively called "New York obligations"). The Series invests in New York obligations which are high-quality money market instruments with effective remaining maturities of 13 months or less. In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from New York State, New York City and federal income taxes or the Series will invest at least 80% of its total assets in New York obligations. The Series may also invest in certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT).
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates rise or because there is a lack of confidence in the issuer.

-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

    Municipal bonds may also be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond payments.

    Because the Series will concentrate its investments in New York obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of New York obligations than a municipal money market fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). The events of September 11, 2001 will have a substantial adverse impact on the economies of New York State and New York City and therefore, on New York obligations, although the magnitude of the impact cannot be determined at this time. Moreover, although New York has a relatively diversified economy, New York's economy has concentrations in the investment banking, securities brokerage and financial services industries. The Series, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in New York obligations. For more detailed information on the risks of investing in New York obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.

    Although investments in mutual funds involve risk, investing in money market portfolios like the Series is generally less risky than investing in other types of funds. This is because the Series invests only in high-quality securities with effective remaining maturities of 13 months or less and limits the average maturity of the portfolio to 90 days or less. To satisfy the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Series can demand repayment of the security.
    For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
-------------------------------------------------------------------
2  NEW YORK MONEY MARKET SERIES                  [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The tables provide additional performance information for the periods indicated. The bar chart and Average Annual Returns table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. The Average Annual Returns table also compares the Series' performance to the performance of a tax-free state specific money market index. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at
(800) 225-1852.

 ANNUAL RETURNS*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  3.90%
1992  2.37%
1993  1.65%
1994  2.14%
1995  3.23%
1996  2.76%
1997  2.97%
1998  2.80%
1999  2.57%
2000  3.44%

BEST QUARTER:   1.05% (1st quarter of 1991)
WORST QUARTER:  0.37% (1st quarter of 1993)


*THE SERIES' RETURN FROM 1-1-01 TO 9-30-01 WAS 1.84%.



  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)



                                  1 YR   5 YRS  10 YRS         SINCE INCEPTION
  Series shares                  3.44%   2.91%   2.78%    3.44% (since 4-30-85)
  iMoneyNet MFR Average(2)       3.45%   3.11%   3.22%    3.35% (since 4-30-85)



  YIELD(1)(AS OF 12-31-00)



 7-Day yield of the Series                           3.87%
 7-Day tax-equivalent yield of the Series            6.82%



(1) THE SERIES' RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES. TAX-EQUIVALENT YIELD IS CALCULATED BASED ON A FEDERAL TAX RATE OF 39.1% AND THE APPLICABLE STATE INCOME TAX RATE.
(2) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR AVERAGE/TAX-FREE STATE-SPECIFIC MONEY FUND (NEW YORK) CATEGORY. IMONEYNET, INC. WAS FORMERLY KNOWN AS IBC FINANCIAL DATA, INC.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Series.

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                None
  Maximum deferred sales charge (load) (as a
   percentage of the lower of original purchase
   price or sale proceeds)                            None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions       None
  Redemption fees                                     None
  Exchange fee                                        None

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


  Management fees                                   .500%
  + Distribution and service (12b-1) fees           .125%
  + Other expenses                                  .080%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES          .705%


(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.

EXAMPLE
This example will help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Series shares                  $72   $225   $392    $877


-------------------------------------------------------------------
4  NEW YORK MONEY MARKET SERIES                  [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to provide the highest level of CURRENT INCOME that is EXEMPT FROM NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAXES consistent with LIQUIDITY AND THE PRESERVATION OF CAPITAL. While we make every effort to achieve our objective, we can't guarantee success.
    The Series invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Series to comply with specific rules designed for money market mutual funds. To date, the Series' net asset value has never deviated from $1 per share.
    In pursuing the Series' objective, we invest primarily in short-term NEW YORK OBLIGATIONS, including New York state and local municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New York State, New York City and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will invest at least 80% of its total assets in New York obligations. The Series, however, may hold certain private activity bonds, which are municipal bonds the interest on which is subject to the federal alternative minimum tax (AMT). See "Series Distributions and Tax Issues--Distributions."

    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project. We may also invest in municipal bonds the interest and/or principal payments of which are insured by bond issuers or other parties.

    The obligations that we purchase must be of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-

-------------------------------------------------------------------
MUNICIPAL BONDS
STATES AND MUNICIPALITIES ISSUE BONDS IN ORDER TO BORROW MONEY TO FINANCE A PROJECT. YOU CAN THINK OF BONDS AS LOANS THAT INVESTORS MAKE TO THE STATE, LOCAL GOVERNMENT OR OTHER ISSUER. THE ISSUER GETS THE CASH NEEDED TO COMPLETE THE PROJECT AND INVESTORS EARN INCOME ON THEIR INVESTMENT.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the investment adviser. A rating is an assessment of the likelihood of the timely payment of debt, and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer. An investor can evaluate the expected likelihood of default by an issuer by looking at its ratings as compared to another similar issuer.

    The Series may invest in floating rate bonds and variable rate bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bills. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the bond on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the bond.

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will attempt to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
    Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment (within 13 months) of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because of our expectation that we can demand repayment of the obligation at an agreed-upon price within an agreed upon period of time. This procedure follows the rules applicable to money market funds.
-------------------------------------------------------------------
6  NEW YORK MONEY MARKET SERIES                  [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market mutual funds.
    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies of the Series that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in municipal asset-backed securities. A MUNICIPAL ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest which is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in municipal lease obligations. MUNICIPAL LEASE OBLIGATIONS are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
The Series may purchase municipal bonds on a WHEN-ISSUED or DELAYED-DELIVERY basis, without limit. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------


and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are expected to be delivered.


TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, the Series may hold up to 100% of its assets in cash, cash equivalents or short-term investment-grade bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities limits our ability to achieve the Series' investment objective, but can help to preserve the Series' assets.
    For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks."

ADDITIONAL STRATEGIES

The Series also follows certain policies when it BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Series may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain other non-principal investments the Series may make. The investment types are listed in the order in which they normally will be used by the investment adviser. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

-------------------------------------------------------------------
8  NEW YORK MONEY MARKET SERIES                  [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MONEY MARKET                 -- Concentration            -- Tax-exempt interest
  MUNICIPAL BONDS                   risk--the risk that        income, except with
                                   bonds may lose value        respect to certain
  PROVIDE AT LEAST 80% OF          because of                  bonds, such as
  SERIES' INCOME OR                political, economic         private activity
  COMPRISE AT LEAST 80% OF         or other events             bonds, which are
  ITS TOTAL ASSETS                 affecting issuers of        subject to the
                                   New York obligations        federal alternative
                               -- Credit risk--the risk        minimum tax (AMT)
                                   that the borrower       -- Generally more secure
                                   can't pay back the          than lower-quality
                                   money borrowed or           bonds
                                   make interest           -- Most bonds rise in
                                   payments (lower for          value when interest
                                   insured bonds)              rates fall
                               -- Market risk--the risk
                                   that bonds will lose
                                   value in the market,
                                   sometimes rapidly or
                                   unpredictably,
                                   because interest
                                   rates rise or there
                                   is a lack of
                                   confidence in the
                                   borrower or the
                                   bond's insurer
                               -- Illiquidity risk--the
                                    risk that bonds may
                                   be difficult to
                                   value precisely and
                                   sell at time or
                                   price desired, in
                                   which case valuation
                                   would depend more on
                                   investment adviser's
                                   judgment than is
                                   generally the case
                                   with other types of
                                   municipal bonds
                               -- Nonappropriation
                                    risk--the risk that
                                   the state or
                                   municipality may not
                                   include the bond
                                   obligations in
                                   future budgets
                               -- Tax risk--the risk
                                    that federal, state
                                   or local income tax
                                   rates may decrease,
                                   which could decrease
                                   demand for municipal
                                   bonds or that a
                                   change in law may
                                   limit or eliminate
                                   exemption of
                                   interest on
                                   municipal bonds from
                                   such taxes
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
  VARIABLE/FLOATING RATE       -- May decrease returns     -- May offer protection
  BONDS                            when interest rates         against interest
                                   decrease                    rate increases
  PERCENTAGE VARIES;           -- See tax risk
  USUALLY LESS THAN 70%
-----------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED       -- Prepayment risk--the     -- Tax-exempt interest
  SECURITIES                       risk that the               income, except with
                                   underlying bonds may        respect to certain
  PERCENTAGE VARIES;               be prepaid,                 bonds, such as
  USUALLY LESS THAN 30%            partially or                private activity
                                   completely,                 bonds, which are
                                   generally during            subject to the AMT
                                   periods of falling      -- May offer higher
                                   interest rates. This         yield due to their
                                   may require the             structure
                                   Series to reinvest
                                   in lower yielding
                                   bonds
                               -- Credit risk--the risk
                                   that the underlying
                                   municipal bonds will
                                   not be paid by
                                   issuers or by credit
                                   insurers or
                                   guarantors of such
                                   instruments
                               -- See market risk and
                                    tax risk
-----------------------------------------------------------------------------------
  MUNICIPAL LEASE              -- See concentration        -- Tax-exempt interest
  OBLIGATIONS                       risk, credit risk,         income, except with
                                   market risk,                respect to certain
  PERCENTAGE VARIES;               illiquidity risk,           bonds, such as
  USUALLY LESS THAN 10%            nonappropriation            private activity
                                   risk and tax risk           bonds, which are
                               -- Abatement risk--the          subject to the AMT
                                   risk that the entity
                                   leasing the
                                   equipment or
                                   facility will not be
                                   required to make
                                   lease payments
                                   because it does not
                                   have full use of the
                                   equipment or
                                   facility
-----------------------------------------------------------------------------------


-------------------------------------------------------------------
10  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  WHEN-ISSUED AND              -- Value of securites       -- May magnify
  DELAYED-DELIVERY                  may decrease before         underlying
  SECURITIES                       delivery occurs             investment returns
                               -- Broker/dealer may
  PERCENTAGE VARIES;               become insolvent
  USUALLY LESS THAN 10%            prior to delivery
                               -- See tax risk
-----------------------------------------------------------------------------------
  ILLIQUID SECURITIES          -- See illiquidity risk     -- May offer a more
                                                               attractive yield
  UP TO 10% OF NET ASSETS                                      than more widely
                                                               traded securities
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a Management Agreement with the Fund, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Series' investment adviser. For the fiscal year ended August 31, 2001, the Series paid PI management fees of .50% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



INVESTMENT ADVISER


Prudential Investment Management, Inc. (PIM) is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Plaza, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    PIM's Fixed Income Group is organized into teams that specialize in different market sectors. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom-up security selection within those guidelines. The Money Market Team, headed by Joseph Tully, is responsible for overseeing the day-to-day management of the Series.

-------------------------------------------------------------------
12  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Series' shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of ordinary income and any REALIZED NET CAPITAL GAINS to shareholders. Dividends generally will be exempt from federal, New York State and New York City income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Series distributes DIVIDENDS out of any net investment income plus short-term capital gains, to shareholders every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes.

    As we mentioned before, the Series will concentrate its investments in New York obligations. In addition to being exempt from federal income taxes, Series' dividends are EXEMPT FROM NEW YORK STATE AND NEW YORK CITY INCOME TAXES FOR NEW YORK RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on New York obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Series.

    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the AMT.

    Although the Series is not likely to realize capital gains because of the types of securities we purchase, any REALIZED NET CAPITAL GAINS will be paid to shareholders--typically once a year. Capital gains are generated when

-------------------------------------------------------------------
14  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------


the Series sells assets for a profit. LONG-TERM capital gains are generated when the Series sells assets which it held for more than 1 year for a profit. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your taxable distributions and gross sale proceeds. The actual amount withheld will decline from 30.5% for distributions made in 2001 after August 5, 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28% in 2006 and later years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101-8179


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.
    Except as noted below, the minimum initial investment for Series shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain custodial accounts for the benefit of minors.

PURCHASES THROUGH PRUDENTIAL SECURITIES
Purchases of shares of the Series through Prudential Securities are made through automatic investment procedures (the Autosweep Program). You cannot purchase shares through Prudential Securities other than through the Autosweep Program, except as specifically provided (that is, you cannot make a manual purchase).
    The Autosweep Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Prudential Securities Financial Advisor. The following discussion assumes that you have selected the Series as your primary money sweep fund.
-------------------------------------------------------------------
16  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    Shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Series on the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month
    Purchases through the Autosweep Program are subject to a minimum initial investment of $1,000, which is waived for certain custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m., New York time, on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.
    Your investment in the Series will be held in the name of Prudential Securities. Prudential Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.
    The charges and expenses of the Autosweep Program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep Program, you should contact your Prudential Securities Financial Advisor.


PURCHASES THROUGH THE PRUCO ACCOUNT PROGRAM


The Pruco Account Program is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep Program. The Pruco Account Program consists of two types of accounts: the Investor Account and the Pruco COMMAND Account, which offers additional services, such as a debit card and check writing.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


The Pruco Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund if you have an Investor Account and the COMMAND Money Fund will automatically be your primary money sweep fund if you have a Pruco COMMAND Account. You have the option to change your primary money sweep fund at any time by notifying your Pruco financial professional or the Pruco COMMAND Client Service Center. The following discussion assumes that you have selected the Series as your primary money sweep fund.


    With the Pruco COMMAND Account, all credit balances (that is, immediately available funds) of $1.00 or more will be invested in the Series on a daily basis. Prudential Securities (Pruco's clearing broker) arranges for the investment of the credit balance in the Series and will purchase shares of the Series equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until Series shares are purchased.

    If you have an Investor Account, shares of the Series will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares of the Series with all cash balances of $1.00 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1.00 or more will be invested in the Series on the business day following the settlement date

     -- For all other credit balances of $1.00 or more, shares will be purchased automatically at least once a month on the last business day of each month

    You will begin earning dividends on your shares purchased through the Pruco Account Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Series at the price determined at 4:30 p.m., New York time, on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until Series shares are purchased.

-------------------------------------------------------------------
18  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


    Purchases of, withdrawals from and dividends from the Series will be shown on your Pruco COMMAND Account or Investor Account statement.


    The charges and expenses of the Pruco Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Pruco Account Program, you should call (800) 235-7637.



PURCHASES THROUGH THE PRUDENTIAL SECURITIES COMMAND PROGRAM (THE COMMAND PROGRAM) OR THE BUSINESSEDGE PROGRAM


Class A shares of the Series are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND-SM-Account Program, which is available through Prudential Securities, or the Prudential BusinessEdge-SM- Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco. These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Series. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Series shares must be made through your Prudential Securities Financial Advisor or your Pruco financial professional, as applicable.


MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Series shares in either of the following situations:


     -- You do not participate in a money market sweep program (E.G., the Autosweep Program or the Pruco Account Program)


     -- You participate in a money market sweep program, but the Series is not designated as your primary money market sweep fund
    The minimum initial investment for a manual purchase for shares of the Series is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain custodial accounts for the benefit of minors.
    If you make a manual purchase through Prudential Securities, Prudential Securities will place your order for shares of the Series on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by Prudential Securities. Prudential Securities may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

the Series (Prudential Securities delivers federal funds on the business day after settlement).
    If you make a manual purchase through the Fund's Distributor, through your broker (other than Prudential Securities) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:30 p.m., New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker, your broker will forward your order and payment to the Fund. You should contact your broker for information about services that your broker may provide, including an automatic sweep feature. Transactions in Series shares may be subject to postage and other charges imposed by your broker. Any such charge is retained by your broker and is not sent to the Fund.

STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Series, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Series values its securities using the amortized cost method. The Series seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.
    We determine the NAV of our shares once each business day at 4:30 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell, or exchange Series shares or when changes in the value of the Series' portfolio do not materially affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment
-------------------------------------------------------------------
20  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101-8179


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:30 p.m., New York time, to process the sale on that day. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101-8179


    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

purchase by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.


RESTRICTIONS ON SALES. There are certain times when you may not be able to sell shares of the Series or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

    If you are selling more than $100,000 of shares, if you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

REDEMPTION IN KIND. If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR THE AUTOSWEEP PROGRAM. If you participate in the Autosweep Program, your Series shares will be automatically redeemed to cover any deficit in your Prudential Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.
    The amount of the redemption will be the lesser of the total value of Series shares held in your Prudential Securities account or the deficit in your Prudential Securities account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.
-------------------------------------------------------------------
22  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.


AUTOMATIC REDEMPTION FOR THE PRUCO ACCOUNT PROGRAM. If you participate in the Pruco Account Program, your Series shares will be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.


    The amount of the redemption will be the lesser of the total value of Series shares held in your securities account or the deficit in your securities account. A deficit in your Pruco COMMAND Account may result from activity arising under the program, such as debit balances incurred by the use of the Visa-Registered Trademark- Account, including Visa purchases, cash advances and Visa Account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account.

    Redemptions are automatically made by Prudential Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, your Series shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

    The amount of the redemption will be the lesser of the total value of Series shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------


result from activity arising under the Program, such as debit balances incurred by the use of the Visa-Registered Trademark- Platinum Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa-Registered Trademark- Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Series to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.

    Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.


MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM. If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Series shares by submitting a written request to your Prudential Securities Financial Advisor or Pruco financial professional, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Pruco, as appropriate, which could delay your requested redemption.

    The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Series shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.
    Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Series held in the account will be redeemed.
-------------------------------------------------------------------
24  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Series for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Series shares for Class B, Class C or Class Z shares, except that shares purchased prior to January 22, 1990 that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101-8179


    When you exchange shares of the Series for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.

FREQUENT TRADING

Frequent trading of Series shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Series shares, it may require the

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE SERIES
------------------------------------------------

market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:30 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:30 p.m., New York time, to receive a redemption amount based on the day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege," in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

-------------------------------------------------------------------
26  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the Series' financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Series, assuming reinvestment of all dividends and other distributions. The information is for shares of the Series for the periods indicated.


    A copy of the Series' annual report is available, upon request, at no charge, as described on the back cover of this prospectus.


    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.


 SERIES SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                              2001           2000           1999           1998           1997
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income and net
  realized gains                               .03            .03            .02            .03            .03
 Dividends and distributions to
  shareholders                                (.03)          (.03)          (.02)          (.03)          (.03)
 NET ASSET VALUE, END OF YEAR                $1.00          $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(1)                             2.91%          3.18%          2.49%          2.94%          2.91%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001           2000           1999           1998           1997
 NET ASSETS, END OF YEAR (000)            $449,606       $361,875       $358,556       $412,352       $358,291
 Average net assets (000)                 $403,930       $369,017       $375,650       $373,494       $326,092
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .70%           .70%           .70%           .69%           .71%
 Expenses, excluding distribution
  and service (12b-1) fees                    .58%           .57%           .57%           .57%           .58%
 Net investment income                       2.80%          3.15%          2.46%          2.90%          2.87%
--------------------------------------------------------------------------------------------------------------



(1)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY OTHER
     DISTRIBUTIONS.

--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS


PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND



SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS


NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND



SECTOR STOCK FUNDS


PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS


PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND



BALANCED/ALLOCATION FUNDS


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND



BOND FUNDS


TAXABLE BOND FUNDS


PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.



MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


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28  NEW YORK MONEY MARKET SERIES                 [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.



GLOBAL/INTERNATIONAL BOND FUNDS


PRUDENTIAL GLOBAL TOTAL RETURN
  FUND, INC.
MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS


CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.



MUNICIPAL MONEY MARKET FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS


PRUDENTIAL TAX-FREE MONEY FUND, INC.



OTHER MONEY MARKET FUNDS


COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


COMMAND TAX-FREE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
MUTUAL FUNDS**


STRATEGIC PARTNERS ASSET ALLOCATION
  FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC
  FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


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                                                                              29

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Series
can be obtained without charge and can
be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)


IN PERSON

Public Reference Room in Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4023


                                          NASDAQ     CUSIP
                                          ------     -----
                                          PBNXX   74435M-72-1


MF127A

                                     PROSPECTUS

                                     NOVEMBER 1, 2001


 PRUDENTIAL

 MUNICIPAL SERIES FUND
 PENNSYLVANIA SERIES


                                     FUND TYPE
                                     Municipal bond
                                     OBJECTIVE
                                     Maximize current income that is exempt
                                     from Commonwealth of Pennsylvania personal income tax and federal income tax consistent with the preservation of capital

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
2       Principal Risks
3       Evaluating Performance
5       Fees and Expenses

7       HOW THE SERIES INVESTS
7       Investment Objective and Policies
9       Other Investments and Strategies
12      Investment Risks

18      HOW THE SERIES IS MANAGED
18      Board of Trustees
18      Manager
18      Investment Adviser
19      Distributor

20      SERIES DISTRIBUTIONS AND TAX ISSUES
20      Distributions
21      Tax Issues
22      If You Sell or Exchange Your Shares

24      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE SERIES
24      How to Buy Shares
32      How to Sell Your Shares
35      How to Exchange Your Shares
37      Telephone Redemptions or Exchanges
37      Expedited Redemption Privilege

38      FINANCIAL HIGHLIGHTS
39      Class A Shares
40      Class B Shares
41      Class C Shares

42      THE PRUDENTIAL MUTUAL FUND FAMILY

A-1     DESCRIPTION OF SECURITY RATINGS

        FOR MORE INFORMATION (Back Cover)


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PENNSYLVANIA SERIES                           [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the PENNSYLVANIA SERIES (the Series) of the PRUDENTIAL MUNICIPAL SERIES FUND (the Fund). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to maximize CURRENT INCOME that is EXEMPT FROM COMMONWEALTH OF PENNSYLVANIA PERSONAL INCOME TAX AND FEDERAL INCOME TAX, consistent with the PRESERVATION OF CAPITAL. This means we invest primarily in Pennsylvania state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from those taxes (collectively called "Pennsylvania obligations"). In conjunction with our investment objective, we may invest in debt obligations with the potential for capital gain.
    In pursuing our objective, we normally invest so that at least 80% of the income from the Series' investments will be exempt from Pennsylvania personal income taxes and federal income taxes or the Series will invest at least 80% of its total assets in Pennsylvania obligations. We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations rated the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may invest up to 30% of the Series' assets in "non-investment grade" or HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS, commonly known as JUNK BONDS. The Series may invest in Pennsylvania obligations, the interest and/or principal payments on which are insured by the bond issuers or other parties. The Series may also invest in certain municipal bonds, the interest on which is subject to the federal alternative minimum tax
(AMT). The dollar-weighted average maturity of the Series will normally be between 10 and 20 years.
    While we make every effort to achieve our objective, we can't guarantee success.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The securities in which the Series invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due, as well as the risk that the securities may lose value because interest rates rise or because there is a lack of confidence in the issuer or in the bond's insurer. Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics and are subject to a greater degree of market fluctuation and greater risk that the issuer may be unable to make principal and interest payments when they are due than higher-quality securities. Since the Series may invest in lower-rated bonds, commonly known as junk bonds, there is a higher risk of default of payment of principal and interest. Furthermore, junk bonds tend to be less liquid than higher-rated securities. Therefore, an investment in the Series may not be appropriate for short-term investing.


    The Series may purchase municipal bonds that are insured to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Series. An insured municipal bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.


    Bond prices and the Series' net asset value generally move in opposite directions from interest rates--if interest rates go up, the prices of the bonds in the Series' portfolio may fall because the bonds the Series holds won't, as a rule, yield as much as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.

    Municipal bonds and, in particular, municipal leases may be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond or lease payments.

    Because the Series will concentrate its investments in Pennsylvania obligations, the Series is more susceptible to economic, political and other developments that may adversely affect issuers of Pennsylvania obligations than a municipal bond fund that is not as geographically concentrated.

-------------------------------------------------------------------
2  PENNSYLVANIA SERIES                           [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). By way of illustration, although the Pennsylvania economy has diversified into other industries, it has been historically identified as a heavy industry state. The Series, therefore, may be more susceptible to developments affecting heavy industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in Pennsylvania obligations. For more detailed information on the risks of investing in Pennsylvania obligations, see "Description of the Fund, Its Investments and Risks" in the Statement of Additional Information.

    Like any mutual fund, an investment in the Series could lose value, and you could lose money. For more detailed information about the risks associated with the Series, see "How the Series Invests--Investment Risks."
    An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The bar chart and table below demonstrate the risk of investing in the Series by showing how returns can change from year to year and by showing how the Series' average annual total returns compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Series will achieve similar results in the future.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

 ANNUAL RETURNS* (CLASS B SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  11.88%
1992   9.28%
1993  12.08%
1994  -6.37%
1995  16.46%
1996   2.82%
1997   8.82%
1998   4.22%
1999  -4.39%
2000  10.66%

BEST QUARTER:     6.21% (1st quarter of 1995)
WORST QUARTER:  (5.34)% (1st quarter of 1994)


* THESE ANNUAL RETURNS DO NOT INCLUDE SALES CHARGES. IF THE SALES CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. WITHOUT THE MANAGEMENT FEE WAIVER, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER, TOO. THE RETURN OF THE CLASS B SHARES FROM 1-1-01 TO 9-30-01 WAS 5.30%.



  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-00)



                                 1 YR   5 YRS  10 YRS     SINCE INCEPTION
 Class A shares                  7.61%  4.01%   6.38%   6.31%  (since 1-22-90)
 Class B shares                  5.66%  4.12%   6.31%   6.24%   (since 4-3-87)
 Class C shares                  8.28%  3.82%     N/A   4.88%  (since  8-1-94)
 Lehman Muni Bond Index(2)      11.68%  5.84%   7.32%   **(2)
 Lipper Average(3)              10.53%  4.49%   6.71%   **(3)



(1) THE SERIES' RETURNS ARE AFTER DEDUCTION OF SALES CHARGES AND EXPENSES. WITHOUT THE MANAGEMENT FEE WAIVER FOR EACH CLASS AND THE DISTRIBUTION AND SERVICE (12b-1) FEE WAIVER FOR CLASS A AND CLASS C SHARES, THE RETURNS WOULD HAVE BEEN LOWER.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (LEHMAN MUNI BOND INDEX)--AN UNMANAGED INDEX OF OVER 39,000 LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS--GIVES A BROAD LOOK AT HOW LONG-TERM INVESTMENT-GRADE MUNICIPAL BONDS HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES OR OPERATING EXPENSES OF A MUTUAL FUND. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES AND OPERATING EXPENSES. THE LEHMAN MUNI BOND INDEX RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 7.42% FOR CLASS A, 6.69% FOR CLASS B AND 6.75% FOR CLASS C SHARES. SOURCE:
     LEHMAN BROTHERS.
(3) THE LIPPER AVERAGE IS BASED ON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER PENNSYLVANIA MUNICIPAL DEBT FUNDS CATEGORY. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. LIPPER RETURNS SINCE THE INCEPTION OF EACH CLASS ARE 6.73% FOR CLASS A, 6.54% FOR CLASS B AND 5.57% FOR CLASS C SHARES. SOURCE: LIPPER INC.


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4  PENNSYLVANIA SERIES                           [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees, and expenses that you may pay if you buy and hold shares of each class of the Series--Class A, B, and C. Each share class has different sales charges--known as loads--and expenses, but represents an investment in the same fund. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A     CLASS B     CLASS C
 Maximum sales charge (load)
  imposed on purchases (as a
  percentage of offering price)             3%        None          1%
 Maximum deferred sales charge
  (load) (as a percentage of the
  lower of original purchase price
  or sale proceeds)                       None          5%(2)        1%(3)
 Maximum sales charge (load)
  imposed on reinvested dividends
  and other distributions                 None        None        None
 Redemption fees                          None        None        None
 Exchange fee                             None        None        None

  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)


                                      CLASS A     CLASS B     CLASS C
 Management fees                          .50%        .50%        .50%
 + Distribution and service (12b-1)
  fees(4)                                 .30%        .50%       1.00%
 + Other expenses                         .18%        .18%        .18%
 = TOTAL ANNUAL SERIES OPERATING
  EXPENSES                                .98%       1.18%       1.68%
 - Fee waiver or expense
  reimbursement(4)                        .05%        None        .25%
 = NET ANNUAL SERIES OPERATING
  EXPENSES                                .93%       1.18%       1.43%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.
(2) THE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES DECREASES BY 1% ANNUALLY TO 1% IN THE FIFTH AND SIXTH YEARS AND 0% IN THE SEVENTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE.
(3) THE CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN 18 MONTHS OF PURCHASE.
(4) FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE SERIES HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A AND CLASS C SHARES, RESPECTIVELY.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Series' different share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A and Class C shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
 Class A shares                 $392   $598   $821  $1,461
 Class B shares                 $620   $675   $749  $1,350
 Class C shares                 $344   $600   $980  $2,046


    You would pay the following expenses on the same investment if you did not sell your shares:


                                1 YR  3 YRS  5 YRS  10 YRS
 Class A shares                 $392   $598   $821  $1,461
 Class B shares                 $120   $375   $649  $1,350
 Class C shares                 $244   $600   $980  $2,046


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6  PENNSYLVANIA SERIES                           [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Series' investment objective is to maximize CURRENT INCOME that is EXEMPT FROM COMMONWEALTH OF PENNSYLVANIA PERSONAL INCOME TAX AND FEDERAL INCOME TAX, consistent with the PRESERVATION OF CAPITAL. In conjunction with its investment objective, the Series may invest in debt obligations with the potential for capital gain. While we make every effort to achieve our objective, we can't guarantee success.
    In pursuing the Series' objective, we invest primarily in PENNSYLVANIA OBLIGATIONS, including Commonwealth of Pennsylvania and local municipal bonds as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Commonwealth of Pennsylvania personal income taxes and federal income taxes. We normally invest so that at least 80% of the income from the Series' investments will be exempt from those taxes or the Series will have at least 80% of its total assets invested in Pennsylvania obligations. The Series, however, may hold certain private activity bonds, which are municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). See "Series Distributions and Tax Issues--Distributions."
    Municipal bonds include GENERAL OBLIGATION BONDS and REVENUE BONDS. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

    We normally invest at least 70% of the Series' total assets in "investment grade" debt obligations, which are obligations rated at least BBB by S&P, Baa by Moody's, or comparably rated by another major rating service, and unrated debt obligations that we believe are comparable in quality. Debt obligations in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics. We may also invest in municipal bonds the interest and/or principal payments of which are insured


-------------------------------------------------------------------
MUNICIPAL BONDS
STATES AND MUNICIPALITIES ISSUE BONDS IN ORDER TO BORROW MONEY TO FINANCE A PROJECT. YOU CAN THINK OF BONDS AS LOANS THAT INVESTORS MAKE TO THE STATE, LOCAL GOVERNMENT OR OTHER ISSUER. THE ISSUER GETS THE CASH NEEDED TO COMPLETE THE PROJECT AND INVESTORS EARN INCOME ON THEIR INVESTMENT.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------


by bond issuers or other parties. Generally, the yields on insured bonds are lower than the yields on uninsured bonds of comparable quality. Insurance reduces the insured bond's credit risk and may increase the bond's value. We may also invest up to 30% of the Series' assets in HIGH-YIELD MUNICIPAL DEBT OBLIGATIONS or JUNK BONDS. Lower-rated bonds tend to offer higher yields, but also offer greater risks than higher-rated bonds. If the rating of a debt obligation is downgraded after the Series purchases it (or if the debt obligation is no longer rated), the Series will not have to sell the obligation, but we will take this into consideration in deciding whether the Series should continue to hold the obligation.

    A rating is an assessment of the likelihood of the timely payment of debt (with respect to a municipal bond), or claims (with respect to an insurer of a municipal bond) and can be useful when comparing different municipal bonds. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer or insurer. An investor can evaluate the expected likelihood of default by an issuer or an insurer by looking at its ratings as compared to another similar issuer or insurer. A description of bond ratings is contained in Appendix A.

    During the fiscal year ended August 31, 2001, the monthly dollar-weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total investments, were as follows:



                                                     PERCENTAGES OF
                     RATINGS                        TOTAL INVESTMENTS
 AAA/Aaa                                                       48.13%
 AA/Aa                                                          3.87%
 A/A                                                           18.56%
 BBB/Baa                                                       17.20%
 BB/Ba                                                          1.91%
 CCC/Caa                                                        0.16%
 Unrated
   AAA/Aaa                                                      3.40%
   BBB/Baa                                                      1.92%
   BB/Ba                                                        2.26%
   Other                                                        2.59%


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8  PENNSYLVANIA SERIES                           [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

    In determining which securities to buy and sell, the investment adviser will consider, among other things, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment adviser will attempt to anticipate interest rate movements and will purchase and sell municipal bonds accordingly. The investment adviser will also consider the claims-paying ability with respect to insurers of municipal bonds. The investment adviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
    The dollar-weighted average maturity of the obligations held by the Series generally ranges between 10 and 20 years.
    For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Series. To obtain a copy, see the back cover page of this prospectus.
    The Series' investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of the Fund can change investment policies of the Series that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we also may use the following investment strategies to increase the Series' returns or protect its assets if market conditions warrant.

MUNICIPAL LEASE OBLIGATIONS
The Series may invest in municipal lease obligations. MUNICIPAL LEASE OBLIGATIONS are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

MUNICIPAL ASSET-BACKED SECURITIES
The Series may invest in municipal asset-backed securities. A MUNICIPAL ASSET-BACKED SECURITY is a type of pass-through instrument that pays interest which is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.


FLOATING RATE BONDS, VARIABLE RATE BONDS, INVERSE FLOATERS, SECONDARY INVERSE FLOATERS AND ZERO COUPON MUNICIPAL BONDS


The Series may invest in floating rate bonds, variable rate bonds, inverse floaters, secondary inverse floaters and zero coupon municipal bonds. FLOATING RATE BONDS are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds. The interest rate on floating rate bonds changes when there is a change in the designated rate. VARIABLE RATE BONDS are municipal bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow the Series to demand full payment of the bond on short notice. At times the Series may receive an amount that may be more or less than the amount paid for the bond. INVERSE FLOATERS are municipal bonds with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. SECONDARY INVERSE FLOATERS are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. ZERO COUPON MUNICIPAL BONDS do not pay interest during the life of the bond. An investor makes money by purchasing the bond at a price that is less than the money the investor will receive when the municipality repays the amount borrowed (face value).


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Series may purchase municipal bonds on a WHEN-ISSUED or DELAYED-DELIVERY basis, without limit. When the Series makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the bonds take place at a later time. The Series does not earn interest income until the date the bonds are expected to be delivered.

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10  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

DERIVATIVE STRATEGIES
We may use various DERIVATIVE STRATEGIES to try to improve the Series' returns. We may use hedging techniques to try to protect the Series' assets. We cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Series will not lose money. Derivatives--such as futures contracts, options on futures and interest rate swaps--involve costs and can be volatile. With derivatives, the investment adviser tries to predict if the underlying investment, whether a security, market index, interest rate, or some other investment, will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Series' overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives we may use may not match the Series' underlying holdings.

FUTURES CONTRACTS AND RELATED OPTIONS

The Series may purchase and sell financial futures contracts and related options on financial futures. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. An OPTION is the right to buy or sell securities or, in the case of an option on a futures contract, the right to buy or sell a futures contract, in exchange for a premium.


INTEREST RATE SWAP TRANSACTIONS
The Series may enter into INTEREST RATE SWAP TRANSACTIONS. In a swap transaction, the Series and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of a portfolio or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, the Series may hold up to 100% of its assets in cash, cash equivalents or investment-grade bonds, including bonds that are not exempt from state, local and federal income taxation. Investing heavily in these securities limits our ability
--------------------------------------------------------------------------------

HOW THE SERIES INVESTS
------------------------------------------------

to achieve the Series' investment objective, but can help to preserve the Series' assets.
    For more information about these strategies, see the SAI, "Description of the Fund, Its Investments and Risks."

ADDITIONAL STRATEGIES

The Series also follows certain policies when it BORROWS MONEY (the Series can borrow up to 33 1/3% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Series may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Series is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Series is no exception. Since the Series' holdings can vary significantly from broad market indexes, performance of the Series can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Series' principal investments and certain other non-principal investments the Series may make. The investment types are listed in the order in which they normally will be used by the investment adviser. See, too, "Description of the Fund, Its Investments and Risks" in the SAI.

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12  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE

% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL BONDS              -- Concentration            -- Tax-exempt interest
                                    risk--the risk that        income, except with
  PROVIDE AT LEAST 80% OF          bonds may lose value        respect to certain
  SERIES' INCOME OR                because of                  bonds, such as
  COMPRISE AT LEAST 80% OF         political, economic         private activity
  ITS TOTAL ASSETS                 or other events             bonds, which are
                                   affecting issuers of        subject to the
                                   Pennsylvania                federal alternative
                                   obligations                 minimum tax (AMT)
                               -- Credit risk--the risk    -- If interest rates
                                   that the borrower            decline, long-term
                                   can't pay back the          yields should be
                                   money borrowed or           higher than money
                                   make interest               market yields
                                   payments (lower for     -- Bonds have generally
                                   insured and higher          outperformed money
                                   rated bonds). The           market instruments
                                   lower a bond's              over the long term
                                   quality, the higher     -- Most bonds rise in
                                   its potential                value when interest
                                   volatility                  rates fall
                               -- Market risk--the risk
                                   that bonds will lose
                                   value in the market,
                                   sometimes rapidly or
                                   unpredictably,
                                   because interest
                                   rates rise or there
                                   is a lack of
                                   confidence in the
                                   borrower or the
                                   bond's insurer
                               -- Illiquidity risk--the
                                    risk that bonds may
                                   be difficult to
                                   value precisely and
                                   sell at time or
                                   price desired, in
                                   which case valuation
                                   would depend more on
                                   investment adviser's
                                   judgment than is
                                   generally the case
                                   with other types of
                                   municipal bonds
                               -- Nonappropriation
                                    risk--the risk that
                                   the state or
                                   municipality may not
                                   include the bond
                                   obligations in
                                   future budgets
                               -- Tax risk--the risk
                                    that federal, state
                                   or local income tax
                                   rates may decrease,
                                   which could decrease
                                   demand for municipal
                                   bonds or that a
                                   change in law may
                                   limit or eliminate
                                   exemption of
                                   interest on
                                   municipal bonds from
                                   such taxes
-----------------------------------------------------------------------------------

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                                                                              13

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  ZERO COUPON MUNICIPAL        -- See credit risk,         -- Tax-exempt interest
  BONDS                             market risk,               income, except with
                                   concentration risk          respect to certain
  PERCENTAGE VARIES;               and tax risk                bonds, such as
  USUALLY LESS THAN 40%        -- Typically subject to         private activity
                                   greater volatility          bonds, which are
                                   and less liquidity          subject to the AMT
                                   in adverse markets      -- Value rises faster
                                   than other municipal         when interest rates
                                   bonds                       fall
-----------------------------------------------------------------------------------
  HIGH-YIELD MUNICIPAL DEBT    -- See market risk          -- May offer higher
  OBLIGATIONS (JUNK BONDS)         (particularly high),        interest income and
                                   credit risk                 higher potential
  UP TO 30%                        (particularly high),        gains than
                                   illiquidity risk            higher-grade
                                   (particularly high)         municipal bonds
                                   and tax risk            -- Most bonds rise in
                               -- More volatile than            value when interest
                                   higher-quality debt         rates fall
                                   securities
-----------------------------------------------------------------------------------
  MUNICIPAL LEASE              -- See concentration        -- Tax-exempt interest
  OBLIGATIONS                       risk, credit risk,         income, except with
                                   market risk,                respect to certain
  PERCENTAGE VARIES;               illiquidity risk,           bonds, such as
  USUALLY LESS THAN 25%            nonappropriation            private activity
                                   risk and tax risk           bonds, which are
                               -- Abatement risk--the          subject to the AMT
                                   risk that the entity    -- If interest rates
                                   leasing the                  decline, long-term
                                   equipment or                yields should be
                                   facility will not be        higher than money
                                   required to make            market yields
                                   lease payments
                                   because it does not
                                   have full use of the
                                   equipment or
                                   facility
-----------------------------------------------------------------------------------


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14  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  DERIVATIVES                  -- The value of             -- The Series could make
                                    derivatives (such          money and protect
  PERCENTAGE VARIES;               as futures, options         against losses if
  USUALLY LESS THAN 20%            on futures and              the investment
                                   interest rate               analysis proves
                                   swaps), that are            correct
                                   used to hedge a         -- One way to manage the
                                   portfolio security          Series' risk/return
                                   is determined               balance is to lock
                                   independently from          in the value of an
                                   that security and           investment ahead of
                                   could result in a           time
                                   loss to the Series      -- Derivatives used for
                                   when the price              return enhancement
                                   movement of a               purposes involve a
                                   derivative used as a        type of leverage and
                                   hedge does not              could generate
                                   correlate with a            substantial gains at
                                   change in the value         low cost
                                   of the portfolio
                                   security
                               -- Derivatives used for
                                    risk management may
                                   not have the
                                   intended effects and
                                   may result in losses
                                   or missed
                                   opportunities
                               -- The other party to a
                                   derivatives contract
                                   could default
                               -- Derivatives used for
                                   return enhancement
                                   purposes involve a
                                   type of leverage
                                   (borrowing for
                                   investment) and
                                   could magnify losses
                               -- Certain types of
                                   derivatives involve
                                   costs to the Series
                                   that can reduce
                                   returns
-----------------------------------------------------------------------------------
  WHEN-ISSUED AND              -- Value of securities      -- May magnify
  DELAYED-DELIVERY                  may decrease before         underlying
  SECURITIES                       delivery occurs             investment gains
                               -- Broker/dealer may
  PERCENTAGE VARIES;               become insolvent
  USUALLY LESS THAN 20%            prior to delivery
                               -- Investment costs may
                                   exceed potential
                                   underlying
                                   investment gains
                               -- See tax risk
-----------------------------------------------------------------------------------


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                                                                              15

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  MUNICIPAL ASSET-BACKED       -- Prepayment risk--the     -- Tax-exempt interest
  SECURITIES                       risk that the               income, except with
                                   underlying bonds may        respect to certain
  PERCENTAGE VARIES;               be prepaid,                 bonds, such as
  USUALLY LESS THAN 15%            partially or                private activity
                                   completely,                 bonds, which are
                                   generally during            subject to the AMT
                                   periods of falling      -- Pass-through
                                   interest rates,             instruments provide
                                   which could                 greater
                                   adversely affect            diversification than
                                   yield to maturity           direct ownership of
                                   and could require           municipal bonds
                                   the Series to           -- May offer higher
                                   reinvest in lower            yield due to their
                                   yielding bonds              structure
                               -- Credit risk--the risk
                                   that the underlying
                                   municipal bonds will
                                   not be paid by
                                   issuers or by credit
                                   insurers or
                                   guarantors of such
                                   instruments. Some
                                   municipal
                                   asset-backed
                                   securities are
                                   unsecured or secured
                                   by lower-rated
                                   insurers or
                                   guarantors and thus
                                   may involve greater
                                   risk
                               -- See market risk and
                                    tax risk
-----------------------------------------------------------------------------------
  INVERSE FLOATERS/            -- High market              -- Income generally will
  SECONDARY INVERSE                 risk--risk that            increase when
  FLOATERS                         inverse floaters            interest rates
                                   will fluctuate in           decrease
  PERCENTAGE VARIES;               value more
  USUALLY LESS THAN 15%            dramatically than
                                   other debt
                                   securities when
                                   interest rates
                                   change
                               -- See credit risk,
                                    illiquidity risk
                                   and tax risk
                               -- Secondary inverse
                                   floaters are subject
                                   to additional risks
                                   of municipal
                                   asset-backed
                                   securities
-----------------------------------------------------------------------------------


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16  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES INVESTS
------------------------------------------------

  INVESTMENT TYPE (CONT'D)


% OF SERIES' TOTAL ASSETS      RISKS                       POTENTIAL REWARDS
-----------------------------------------------------------------------------------
  ILLIQUID SECURITIES          -- See illiquidity risk     -- May offer a more
                                                               attractive yield or
  UP TO 15% OF NET ASSETS                                      potential for growth
                                                               than more widely
                                                               traded securities
-----------------------------------------------------------------------------------
  VARIABLE/FLOATING RATE       -- Value lags value of      -- May offer protection
  BONDS                            fixed-rate                  against interest
                                   securities when             rate increases
  PERCENTAGE VARIES;               interest rates
  USUALLY LESS THAN 10%            change
                               -- See tax risk
-----------------------------------------------------------------------------------


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                                                                              17

HOW THE SERIES IS MANAGED
-------------------------------------

BOARD OF TRUSTEES
The Fund's Board of Trustees oversees the actions of the Manager, investment adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077



    Under a Management Agreement with the Fund, PI manages the Series' investment operations and administers its business affairs. PI also is responsible for supervising the Fund's investment adviser. For the fiscal year ended August 31, 2001, the Series paid PI management fees of .50 of 1% of the Series' average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore, investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



INVESTMENT ADVISER


Prudential Investment Management, Inc., (PIM), is the Series' investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Two Gateway Center, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    As of June 30, 2001, PIM's Fixed Income Group managed approximately
$129 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Investment Policy Committee, whereas bottom-up security selection is made by the sector teams.

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18  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW THE SERIES IS MANAGED
------------------------------------------------


    Prior to joining PIM in 1998, Mr. Sullivan was a managing director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 18 years of experience in risk management, arbitrage trading, and corporate bond investing.


    The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including Fixed Income's chief investment officer, chief investment strategist, head of risk management and head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation, and general risk management, identifying sectors in which to invest.


    The Municipal Bond Team, headed by Robert Waas, is primarily responsible for overseeing the day-to-day management of the Series. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Series' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.


                             MUNICIPAL BONDS

ASSETS UNDER MANAGEMENT: $5.0 billion (as of June 30, 2001).


TEAM LEADER: Robert Waas. GENERAL INVESTMENT EXPERIENCE: 17 years.


PORTFOLIO MANAGERS: 3. AVERAGE GENERAL INVESTMENT EXPERIENCE: 8 years.

SECTOR: City, state and local government securities.
INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the municipal market. Ultimately, they seek the highest expected return with the least risk.

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, B, and C shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.
--------------------------------------------------------------------------------

SERIES DISTRIBUTIONS AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Series should be aware of some important tax issues. For example, the Series distributes DIVIDENDS of net investment income monthly and CAPITAL GAINS, if any, at least annually to shareholders. Dividends generally will be exempt from federal income and Commonwealth of Pennsylvania personal income taxes. If, however, the Series invests in taxable obligations, it will pay dividends that are not exempt from these income taxes. Also, if you sell shares of the Series for a profit, you may have to pay capital gains taxes on the amount of your profit.
    The following briefly discusses some of the important state and federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Series distributes DIVIDENDS out of any net investment income plus short-term capital gains to shareholders, typically every month. For example, if the Series owns a City XYZ bond and the bond pays interest, the Series will pay out a portion of this interest as a dividend to its shareholders, assuming the Series' income is more than its costs and expenses. These dividends generally will be EXEMPT FROM FEDERAL INCOME TAXES, as long as 50% or more of the value of the Series' assets at the end of each quarter is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Series.


    As we mentioned before, the Series will concentrate its investments in Pennsylvania obligations. In addition to being exempt from federal income taxes, Series' dividends are EXEMPT FROM COMMONWEALTH OF PENNSYLVANIA PERSONAL INCOME TAXES FOR PENNSYLVANIA RESIDENTS if the dividends are excluded from federal income taxes and are derived from interest payments on Pennsylvania obligations. Dividends attributable to the interest on taxable bonds held by the Series, market discount on taxable and tax-exempt obligations and short-term capital gains, however, will be subject to federal income tax (at ordinary income rates) and state and local income tax.

    Some shareholders may be subject to federal alternative minimum tax (AMT) liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a
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20  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

corporation's alternative minimum taxable income. These rules could make you liable for the AMT.

    The Series also distributes LONG-TERM CAPITAL GAINS to shareholders-- typically once a year. Long-term capital gains are generated when the Series sells assets that it held for more than 1 year for a profit. For an individual, the maximum long-term federal capital gains rate is generally 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

    For your convenience, distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Series without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker you will receive a credit to your account. Either way, the distributions may be subject to taxes. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year.
    Series distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Series with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your taxable distributions and gross sale proceeds. The actual amount withheld will decline from 30.5% for distributions made in 2001 after August 5, 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28% in 2006 and later years. Dividends of net investment income and short-term capital gains paid to a

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                                                                              21

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Series just before the record date for a distribution (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well, since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Series decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Series also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, if the distribution is taxable, the timing of your purchase does mean that part of your investment came back to you as taxable income.


IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of the Series for a profit, you have REALIZED A CAPITAL GAIN which is subject to tax. For individuals, the maximum capital gains tax rate is generally 20% for shares held for more than 1 year. However, capital gains of individuals on a sale of shares acquired after December 31, 2000 and held greater than 5 years will be eligible for a reduced long-term capital gains rate. If you sell shares of the Series for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.

[GRAPH]

    If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). Under certain circumstances, if you acquire shares of the Series and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the
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22  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

SERIES DISTRIBUTIONS AND TAX ISSUES
------------------------------------------------

shares for purposes of calculating gain or loss realized upon the sale of the shares.
    Exchanging your shares of the Series for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
    Any gain or loss you may have from selling or exchanging Series shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Series shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into
Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event." This opinion, however, is not binding on the Internal Revenue Service. Shareholders should consult their own tax advisors regarding the Pennsylvania state and local tax consequences of the conversion of Class B shares into Class A shares, or any other exchange of shares. For more information about the automatic conversion of Class B shares, see "Class B
Shares Convert to Class A Shares After Approximately Seven Years," in the next section.
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                                                                              23
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HOW TO BUY, SELL AND
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-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Series for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101-8179


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Series, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Series) or suspend or modify the Series' sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, and Class C shares of the Series.
    Multiple share classes let you choose a cost structure that meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why they call it a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
    When choosing a share class, you should consider the following:

     --    The amount of your investment


     -- The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges

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24  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852
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     --    The different sales charges that apply to each share class--
           Class A's front-end sales charge vs. Class B's CDSC vs. Class C's lower front-end sales charge and low CDSC

     --    Whether you qualify for any reduction or waiver of sales charges

     -- The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase.


     -- The fact that if you are purchasing Class B shares in an amount of $250,000 or more, you should consult with your financial adviser to determine whether other share classes are more beneficial given your circumstances

    See "How to Sell Your Shares" for a description of the impact of CDSCs.
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                                                                              25
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SHARE CLASS COMPARISON. Use this chart to help you compare the Series' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                               CLASS A           CLASS B          CLASS C
 Minimum purchase          $1,000            $1,000           $2,500
   amount(1)
 Minimum amount for        $100              $100             $100
   subsequent
   purchases(1)
 Maximum initial           3% of the public  None             1% of the
   sales charge            offering price                     public offering
                                                              price
 Contingent Deferred       None              If sold during:  1% on sales
   Sales Charge (CDSC)(2)                    Year 1    5%     made within 18
                                             Year 2    4%     months of
                                             Year 3    3%     purchase
                                             Year 4    2%
                                             Year 5    1%
                                             Year 6    1%
                                             Year 7    0%
 Annual distribution and   .30 of 1%         .50 of 1%        1% (.75 of 1%
   service (12b-1) fees    (.25 of 1%                         currently)
   (shown as a percentage  currently)
   of average net
   assets)(3)


(1) THE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN CUSTODIAL ACCOUNTS FOR MINORS. THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT FOR PURCHASES MADE THROUGH THE AUTOMATIC INVESTMENT PLAN IS $50. FOR MORE INFORMATION, SEE "STEP 4: ADDITIONAL SHAREHOLDER SERVICES--AUTOMATIC INVESTMENT PLAN."
(2) FOR MORE INFORMATION ABOUT THE CDSC AND HOW IT IS CALCULATED, SEE "HOW TO SELL YOUR SHARES--CONTINGENT DEFERRED SALES CHARGE (CDSC)."
(3) THESE DISTRIBUTION AND SERVICE (12b-1) FEES ARE PAID FROM THE SERIES' ASSETS ON A CONTINUOUS BASIS. OVER TIME, THE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. CLASS A AND CLASS B SHARES MAY PAY A SERVICE FEE OF UP TO .25 OF 1%. CLASS C SHARES WILL PAY A SERVICE FEE OF .25 OF 1%. THE DISTRIBUTION FEE FOR CLASS A SHARES IS LIMITED TO .30 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE), IS LIMITED TO .50 OF 1% (INCLUDING UP TO .25 OF 1% AS A SERVICE FEE) FOR CLASS B SHARES, AND IS .75 OF 1% FOR CLASS C SHARES. FOR THE FISCAL YEAR ENDING AUGUST 31, 2002, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY AGREED TO REDUCE ITS DISTRIBUTION AND SERVICE (12b-1) FEES FOR CLASS A AND CLASS C SHARES TO .25 OF 1% AND .75 OF 1% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES AND CLASS C SHARES, RESPECTIVELY.


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26  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852
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HOW TO BUY, SELL AND
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------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's initial sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                           SALES CHARGE AS % OF   SALES CHARGE AS % OF       DEALER
   AMOUNT OF PURCHASE         OFFERING PRICE         AMOUNT INVESTED       REALLOWANCE
 Less than $99,999                         3.00%                  3.09%            3.00%
 $100,000 to $249,999                      2.50%                  2.56%            2.50%
 $250,000 to $499,999                      1.50%                  1.52%            1.50%
 $500,000 to $999,999                      1.00%                  1.01%            1.00%
 $1 million and above(1)                    None                   None             None

(1)  IF YOU INVEST $1 MILLION OR MORE, YOU CAN BUY ONLY CLASS A SHARES.

    To satisfy the purchase amounts above, you can:
     --    Invest with an eligible group of related investors
     -- Buy Class A shares of two or more Prudential mutual funds at the same time
     -- Use your RIGHTS OF ACCUMULATION, which allow you to combine the current value of Prudential mutual fund shares you already own (excluding money market fund shares other than those acquired through the exchange privilege) with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)

     -- Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Series and other Prudential mutual funds within 13 months.


    The Distributor may reallow Class A's sales charge to dealers.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and
--------------------------------------------------------------------------------
                                                                              27
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HOW TO BUY, SELL AND
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------------------------------------------------

financial planners who have agreements with Prudential Investments Advisory Group relating to:

     -- Mutual fund "wrap" or asset allocation programs, where the sponsor places Series trades and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Series in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Other investors may pay no sales charges, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."


WAIVING CLASS C'S INITIAL SALES CHARGE
INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:

     --    Purchase your shares through an account at Prudential Securities,


     -- Purchase your shares through a Pruco COMMAND Account or an Investor Account with Pruco Securities Corporation, or

-------------------------------------------------------------------
28  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852
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HOW TO BUY, SELL AND
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------------------------------------------------

     --    Purchase your shares through another broker.


    This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.


    In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, switching to Class A shares lowers your Series expenses.
    When we do the conversion, you will get fewer Class A shares than the number of Class B shares converted if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."
--------------------------------------------------------------------------------
                                                                              29
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HOW TO BUY, SELL AND
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------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Series is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Series (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
    We determine the NAV of our shares once each business day at 4:15 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell, or exchange the Series' shares, or when changes in the value of the Series' portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE SERIES?
    For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

-------------------------------------------------------------------
MUTUAL FUND SHARES
THE NAV OF MUTUAL FUND SHARES CHANGES EVERY DAY BECAUSE THE VALUE OF A FUND'S PORTFOLIO CHANGES CONSTANTLY. FOR EXAMPLE, IF FUND XYZ HOLDS CITY ABC BONDS IN ITS PORTFOLIO AND THE PRICE OF CITY ABC BONDS GOES UP WHILE THE VALUE OF THE FUND'S OTHER HOLDINGS REMAINS THE SAME AND EXPENSES DON'T CHANGE, THE NAV OF
FUND XYZ WILL INCREASE.
-------------------------------------------------------------------
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30  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852
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HOW TO BUY, SELL AND
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------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Series shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101-8179


AUTOMATIC INVESTMENT PLAN. You can make regular purchases of the Series for as little as $50 by having the money automatically withdrawn from your bank or brokerage account at specified intervals.

THE PRUTECTOR PROGRAM. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. Eligible investors who apply for PruTector coverage after the initial 6-month enrollment period will need to provide satisfactory evidence of insurability. This insurance is subject to other restrictions and is not available in all states.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Series. To reduce the Series' expenses, we will send one annual shareholder report, one
--------------------------------------------------------------------------------
                                                                              31
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------------------------------------------------

semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Series for cash (in the form of a check) at any time, subject to certain restrictions.
    When you sell shares of the Series--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m., New York time, to process the sale on that day. Otherwise, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101-8179


    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase by wire, certified check or cashier's check. Your broker may charge a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Series, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Series can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

    If you are selling more than $100,000 of shares, if you want the redemption proceeds payable to or sent to someone or some place that is
-------------------------------------------------------------------
32  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852
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HOW TO BUY, SELL AND
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------------------------------------------------

not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell your shares in the following order:

     -- Amounts representing shares you purchased with reinvested dividends and distributions

     -- Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares

     -- Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

    Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
    Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
    As we noted in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth, and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the
--------------------------------------------------------------------------------
                                                                              33
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HOW TO BUY, SELL AND
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------------------------------------------------

month are grouped together and considered to have been made on the last day of the month.
    The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:


     -- After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability, and


     --    On certain sales effected through the Systematic Withdrawal Plan.

    For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Contingent Deferred Sales Charge--Waiver of Contingent Deferred Sales Charge--Class B Shares."

REDEMPTION IN KIND
If the sales of Series shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Series' net assets, we can then give you securities from the Series' portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Series' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.
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34  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852
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HOW TO BUY, SELL AND
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------------------------------------------------

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Series without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid on that reinvested portion of your redemption proceeds. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Series for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Series for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B or Class C shares. Class B and Class C shares may not be exchanged into money market funds other than Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice.

    If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101-8179

    There is no sales charge for exchanges. If, however, you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted in calculating the required holding periods for CDSC liability.
--------------------------------------------------------------------------------
                                                                              35
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HOW TO BUY, SELL AND
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    Remember, as we explained in the section entitled "Series Distributions and
Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."


    If you own Class B or Class C shares and qualify to purchase Class A shares of any Prudential mutual fund without paying an initial sales charge, we will exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares unless you elect otherwise. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. You must notify the Transfer Agent that you are eligible for this special exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS. For tax advice for state income tax purposes, please speak with your tax adviser.


FREQUENT TRADING

Frequent trading of the Series' shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Series' investments. When market timing occurs, the Series may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Series' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Series will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Series by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Series shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

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36  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
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------------------------------------------------

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV.
    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange privileges may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the financial performance of the Series for the past 5 years. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Series, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.


    A copy of the Series' annual report is available, upon request, at no charge, as described on the back cover of this prospectus.

-------------------------------------------------------------------
38  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------


CLASS A SHARES


The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS A SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                              2001           2000              1999              1998              1997
 NET ASSET VALUE, BEGINNING OF YEAR         $10.05         $10.13            $10.92            $10.73            $10.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .51            .53               .53               .57               .59(3)
 Net realized and unrealized gain
  (loss) on investment transactions            .47           (.05)             (.67)              .21               .33
 TOTAL FROM INVESTMENT OPERATIONS              .98            .48              (.14)              .78               .92
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                      (.51)          (.53)             (.53)             (.57)             (.59)
 Distributions in excess of net
  investment income                             --             --                --                --(1)             --(1)
 Distributions from net realized
  gains                                         --(1)          (.03)           (.12)             (.02)             (.09)
 TOTAL DISTRIBUTIONS                          (.51)          (.56)             (.65)             (.59)             (.68)
 NET ASSET VALUE, END OF YEAR               $10.52         $10.05            $10.13            $10.92            $10.73
 TOTAL INVESTMENT RETURN(2)                 10.07%          4.98%           (1.35)%             7.55%             9.01%
-----------------------------------------------------------------------------------------------------------------------



PER SHARE OPERATING
PERFORMANCE                              2001           2000              1999              1998              1997
 NET ASSETS, END OF YEAR (000)            $123,254       $109,068          $104,210           $97,794           $89,604
 AVERAGE NET ASSETS (000)                 $116,925       $106,181          $104,460           $96,053           $83,552
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .93%           .90%              .84%              .77%              .72%(3)
 Expenses, excluding distribution
  and service (12b-1) fees                    .68%           .65%              .64%              .67%              .62%(3)
 Net investment income                       4.97%          5.31%             5.00%             5.26%             5.60%(3)
 FOR CLASS A, B, AND C SHARES:
 Portfolio turnover                            35%            21%               23%               13%               21%
-----------------------------------------------------------------------------------------------------------------------



(1)  LESS THAN $.005 PER SHARE.
(2) TOTAL INVESTMENT RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(3)  NET OF MANAGEMENT FEE WAIVER.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------


CLASS B SHARES


The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS B SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING
PERFORMANCE                              2001          2000          1999              1998              1997
 NET ASSET VALUE, BEGINNING OF YEAR        $10.05        $10.13         $10.92            $10.72            $10.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        .48           .50            .50               .53               .55(3)
 Net realized and unrealized gain
  (loss) on investment transactions           .47          (.05)          (.67)              .22               .32
 TOTAL FROM INVESTMENT OPERATIONS             .95           .45           (.17)              .75               .87
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                     (.48)         (.50)          (.50)             (.53)             (.55)
 Distributions in excess of net
  investment income                            --            --             --                --(1)             --(1)
 Distributions from net realized
  gains                                        --(1)         (.03)          (.12)           (.02)             (.09)
 TOTAL DISTRIBUTIONS                         (.48)         (.53)          (.62)             (.55)             (.64)
 NET ASSET VALUE, END OF YEAR              $10.52        $10.05         $10.13            $10.92            $10.72
 TOTAL INVESTMENT RETURN(2)                 9.79%         4.72%        (1.65)%             7.13%             8.58%
------------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001          2000          1999              1998              1997
 NET ASSETS, END OF YEAR (000)            $41,638       $54,665        $88,519          $117,678          $135,275
 AVERAGE NET ASSETS (000)                 $44,507       $68,309       $104,860          $125,306          $148,394
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                  1.18%         1.15%          1.14%             1.17%             1.12%(3)
 Expenses, excluding distribution
  and service (12b-1) fees                   .68%          .65%           .64%              .67%              .62%(3)
 Net investment income                      4.74%         5.06%          4.70%             4.87%             5.20%(3)
------------------------------------------------------------------------------------------------------------------



(1)  LESS THAN $.005 PER SHARE.
(2) TOTAL INVESTMENT RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(3)  NET OF MANAGEMENT FEE WAIVER.


-------------------------------------------------------------------
40  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------


CLASS C SHARES


The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 CLASS C SHARES (FISCAL YEARS ENDED 8-31)


PER SHARE OPERATING PERFORMANCE         2001         2000          1999         1998            1997
 NET ASSET VALUE, BEGINNING OF YEAR       $10.05       $10.13        $10.92       $10.72          $10.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       .46          .48           .47          .50             .52(3)
 Net realized and unrealized gain
  (loss) on investment transactions          .47         (.05)         (.67)         .22             .32
 TOTAL FROM INVESTMENT OPERATIONS            .93          .43          (.20)         .72             .84
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                    (.46)        (.48)         (.47)        (.50)           (.52)
 Distributions in excess of net
  investment income                           --           --            --           --(1)           --(1)
 Distributions from net realized
  gains                                       --(1)        (.03)         (.12)        (.02)         (.09)
 TOTAL DISTRIBUTIONS                        (.46)        (.51)         (.59)        (.52)           (.61)
 NET ASSET VALUE, END OF YEAR             $10.52       $10.05        $10.13       $10.92          $10.72
 TOTAL INVESTMENT RETURN(2)                9.52%        4.46%       (1.91)%        6.86%           8.31%
--------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                2001         2000          1999         1998            1997
 NET ASSETS, END OF YEAR (000)              $664         $479          $882       $1,113            $471
 AVERAGE NET ASSETS (000)                   $493         $655        $1,075         $661            $678
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                 1.43%        1.40%         1.39%        1.42%           1.37%(3)
 Expenses, excluding distribution
  and service (12b-1) fees                  .68%         .65%          .64%         .67%            .62%(3)
 Net investment income                     4.47%        4.79%         4.46%        4.60%           4.95%(3)
--------------------------------------------------------------------------------------------------------



(1)  LESS THAN $.005 PER SHARE.
(2) TOTAL INVESTMENT RETURN DOES NOT CONSIDER THE EFFECTS OF SALES LOADS. TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
(3)  NET OF MANAGEMENT FEE WAIVER.


--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

-------------------------------------------------------------


STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS


PRUDENTIAL 20/20 FOCUS FUND


PRUDENTIAL EQUITY FUND, INC.


PRUDENTIAL STOCK INDEX FUND


PRUDENTIAL TAX-MANAGED FUNDS


  PRUDENTIAL TAX-MANAGED EQUITY FUND


PRUDENTIAL VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON GROWTH FUND



SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS


NICHOLAS-APPLEGATE FUND, INC.


  NICHOLAS-APPLEGATE GROWTH EQUITY FUND


PRUDENTIAL SMALL COMPANY FUND, INC.


PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.


PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND



SECTOR STOCK FUNDS


PRUDENTIAL NATURAL RESOURCES FUND, INC.


PRUDENTIAL REAL ESTATE SECURITIES FUND


PRUDENTIAL SECTOR FUNDS, INC.


  PRUDENTIAL FINANCIAL SERVICES FUND


  PRUDENTIAL HEALTH SCIENCES FUND


  PRUDENTIAL TECHNOLOGY FUND


  PRUDENTIAL UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS


PRUDENTIAL EUROPE GROWTH FUND, INC.


PRUDENTIAL PACIFIC GROWTH FUND, INC.


PRUDENTIAL WORLD FUND, INC.


  PRUDENTIAL GLOBAL GROWTH FUND


  PRUDENTIAL INTERNATIONAL VALUE FUND


  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND



BALANCED/ALLOCATION FUNDS


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  PRUDENTIAL ACTIVE BALANCED FUND



BOND FUNDS


TAXABLE BOND FUNDS


PRUDENTIAL GOVERNMENT INCOME FUND, INC.


PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  INCOME PORTFOLIO


PRUDENTIAL TOTAL RETURN BOND FUND, INC.



MUNICIPAL BOND FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA SERIES


  CALIFORNIA INCOME SERIES


PRUDENTIAL MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


-------------------------------------------------------------------
42  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


PRUDENTIAL MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.



GLOBAL/INTERNATIONAL BOND FUNDS


PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.



MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS


CASH ACCUMULATION TRUST


  LIQUID ASSETS FUND


  NATIONAL MONEY MARKET FUND


PRUDENTIAL GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


  INSTITUTIONAL MONEY MARKET SERIES


PRUDENTIAL MONEYMART ASSETS, INC.



MUNICIPAL MONEY MARKET FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


PRUDENTIAL MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS


PRUDENTIAL TAX-FREE MONEY FUND, INC.


OTHER MONEY MARKET FUNDS


COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


COMMAND TAX-FREE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



STRATEGIC PARTNERS
  MUTUAL FUNDS**


STRATEGIC PARTNERS ASSET ALLOCATION
   FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC
   FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY
   FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


SPECIAL MONEY MARKET FUND, INC.*


  MONEY MARKET SERIES



 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.


--------------------------------------------------------------------------------

                 [This page has been left blank intentionally.]
-------------------------------------------------------------------
44  PENNSYLVANIA SERIES                          [TELEPHONE ICON] (800) 225-1852

APPENDIX A
-------------------------------------

                         DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS
    Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.

    A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.
    Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

    P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
    P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
    P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS
Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.
    MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
    MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.
-------------------------------------------------------------------
A-2  PENNSYLVANIA SERIES                         [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

    MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.
    MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
DEBT RATINGS
    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
    BB: Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------

APPENDIX A
------------------------------------------------

    B: Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC: Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
    C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
    CI: The rating CI is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


COMMERCIAL PAPER RATINGS
S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.
    A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects
-------------------------------------------------------------------
A-4  PENNSYLVANIA SERIES                         [TELEPHONE ICON] (800) 225-1852

APPENDIX A
------------------------------------------------

of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES
A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal and interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designation indicates speculative capacity to pay principal and interest.
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
A-6  PENNSYLVANIA SERIES                         [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
A-8  PENNSYLVANIA SERIES                         [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

- FOR MORE INFORMATION


Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101-8179
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management Services LLC
P.O. Box 8310
Philadelphia, PA 19101-8179
(800) 778-8769



Visit Prudential's website at:


www.prudential.com



Additional information about the Series
can be obtained without charge and can
be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year)

SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:


BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST

publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)


IN PERSON

Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-4023


Fund Symbols                              NASDAQ     CUSIP
                                          ------     -----
Class A                                   PMPAX   74435M-87-9
Class B                                   PBPAX   74435M-88-7
Class C                                   PPNCX   74435M-48-1



MF132A

Prudential Municipal Series Fund
--------------------------------


STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 1, 2001


----------------------------------------------------------------

Prudential Municipal Series Fund (the Fund) is an open-end, management investment company, or mutual fund, consisting of six series--the Florida Series, the New Jersey Series, the New Jersey Money Market Series, the New York Series, the New York Money Market Series, and the Pennsylvania Series (collectively, the series). The objective of each series, other than the New Jersey Money Market Series and the New York Money Market Series (collectively, the money market series), is to maximize current income that is exempt from federal and applicable state income taxes and, in the case of the New York Series, also New York City income taxes, consistent with the preservation of capital, and, in conjunction therewith, the series may invest in debt obligations with the potential for capital gain. The objective of the money market series is to provide the highest level of current income that is exempt from federal and applicable state income taxes and, in the case of the New York Money Market Series, also New York City income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that any series' investment objective will be achieved. See "Description of the Fund, Its Investments and Risks."


The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.


This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectuses of each series of the Fund dated November 1, 2001, copies of which may be obtained at no charge from the Fund upon request at the address or telephone number noted above. The Fund's audited financial statements for the fiscal year ended August 31, 2001 are incorporated in this SAI by reference to the Fund's 2001 annual report to shareholders (File No. 811-4023). You may obtain a copy of the Fund's annual report at no charge by request to the Fund at the address or telephone number noted above.


--------------------------------------------------------------------------------

MF117B

                               TABLE OF CONTENTS


                                                             PAGE
                                                             -----
Fund History................................................   B-1
Description of the Fund, Its Investments and Risks..........   B-1
Investment Restrictions.....................................  B-28
Management of the Fund......................................  B-29
Control Persons and Principal Holders of Securities.........  B-33
Investment Advisory and Other Services......................  B-34
Brokerage Allocation and Other Practices....................  B-41
Capital Shares, Other Securities and Organization...........  B-43
Purchase, Redemption and Pricing of Fund Shares.............  B-44
Shareholder Investment Account..............................  B-53
Net Asset Value.............................................  B-58
Performance Information.....................................  B-59
Taxes, Dividends and Distributions..........................  B-64
  Distributions.............................................  B-64
  Federal Taxation..........................................  B-65
  State Taxation............................................  B-69
Financial Statements........................................  B-72
Appendix I--General Investment Information..................   I-1
Appendix II--Historical Performance Data....................  II-1
Appendix III--Five Percent Shareholder Report............... III-1
Appendix IV--Information Relating to Portfolio Securities...  IV-1

                                  FUND HISTORY


    Prudential Municipal Series Fund (the Fund) was organized under the laws of Massachusetts on May 18, 1984 as an unincorporated business trust, a form of organization that is commonly known as a Massachusetts business trust. During the Fund's last fiscal year, the Board of Trustees and the shareholders of the Fund approved proposals in which each of the (i) Connecticut Money Market Series and Massachusetts Money Market Series merged into Prudential Tax-Free Money Fund, Inc. and (ii) Massachusetts Series, North Carolina Series and Ohio Series merged into Prudential National Municipals Fund, Inc. The mergers were consummated during the Fund's last fiscal year, and as a result these series have ceased to exist. The Fund currently consists of six separate series: the Florida Series, the New Jersey Series, the New Jersey Money Market Series, the New York Series, the New York Money Market Series, and the Pennsylvania Series. A separate Prospectus has been prepared for each series. This Statement of Additional Information is applicable to all series.



               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS



    (a) CLASSIFICATION. The Fund is an open-end management investment company under the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act). Each series is diversified except the Florida Series and the New Jersey Money Market Series.


    (b) AND (c) INVESTMENT STRATEGIES, POLICIES AND RISKS. The investment objective of each series and the principal investment policies and strategies for seeking to achieve the series' objective are set forth in the series' respective Prospectus. This section provides additional information on the principal investment policies and strategies of the series, as well as information on certain non-principal investment policies and strategies. There can be no assurance that any series will achieve its objective or that all income from any series will be exempt from all federal, state or local income taxes.


    Each series of the Fund, other than the money market series, will invest at least 70% of its total assets in "investment grade" tax-exempt securities which on the date of investment are rated within the four highest ratings of Moody's Investors Service (Moody's), currently Aaa, Aa, A, Baa for bonds, MIG 1, MIG 2, MIG 3, MIG 4 for notes, and Prime-1 for commercial paper, of Standard & Poor's Ratings Group (S&P), currently AAA, AA, A, BBB for bonds, SP-1, SP-2 for notes and A-1 for commercial paper or comparable ratings of another nationally recognized statistical rating organization (NRSRO). The Florida Series, New Jersey Series, New York Series and Pennsylvania Series each may invest up to 30% of its total assets in municipal obligations rated below Baa by Moody's or below BBB by S&P or comparable ratings of another NRSRO. The money market series will invest in securities which, at the time of purchase, have an effective remaining maturity of thirteen months or less and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined in the manner described below. Each series may invest in tax-exempt securities which are not rated if, based upon a credit analysis by the investment adviser under the supervision of the Trustees, the investment adviser believes that such securities are of comparable quality to other municipal securities that the series may purchase. A description of the ratings is set forth under the headings "Description of Security Ratings" in each series' prospectus (other than the money market series). The ratings of Moody's and S&P and other NRSRO's represent the respective opinions of such firms of the qualities of the securities each undertakes to rate and such ratings are general and are not absolute standards of quality. In determining suitability of investment in a particular unrated security, the investment adviser will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, credit enhancement by virtue of letter of credit or other financial guaranty deemed suitable by the investment adviser and other general conditions as may be relevant, including comparability to other issuers.



    Under normal market circumstances, each series will attempt to invest substantially all and, as a matter of fundamental policy, will invest at least 80% of the value of its assets in securities the interest on which is exempt from state and federal income taxes or the series' assets will be invested so that at least 80% of the income will be exempt from state and federal income taxes, except that, as a matter of fundamental policy, during normal market conditions the Florida Series', the New Jersey Series' and the New Jersey Money Market Series' assets will be invested so that at least 80% of their total assets will be invested in Florida Obligations (as defined in the Florida Series' Prospectus) and New Jersey Obligations (as defined in the New Jersey Series' and the New Jersey Money Market Series' Prospectuses), respectively. Each series may invest in obligations of issuers located in Puerto Rico, the Virgin Islands and Guam. Each series will continuously monitor the 80% tests to ensure that either the asset investment or the income test is met at all times, except for temporary defensive measures during abnormal market conditions.



    As described above, each series except for the Florida Series and the New Jersey Money Market Series is classified as a "diversified" investment company under the Investment Company Act. This means that with respect to 75% of these series' assets, (1) no series may invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) no series may own more than 10% of the outstanding voting securities of any one issuer. For purposes of calculating these 5% or 10% ownership limitations, the series will consider the ultimate source of revenues supporting each obligation to be a separate issuer. For example, even though a state hospital authority or a state economic development authority might issue obligations on behalf of many different entities, each of the underlying health facilities or economic development projects will be considered as a separate issuer. These investments are also subject to the limitations described in the remainder of this section.



    Because securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which a series may own so long as, with respect to 75% of the assets of each series other than the Florida Series and the New Jersey Money Market Series, it does not invest more than 5% of its total assets in the securities of such issuer (except obligations issued or guaranteed by the U.S. Government). As for the other 25% of a series' assets not subject to the limitation described above, there is no limitation on the amount of these assets that may be invested in a minimum number of issuers. Because of the relatively smaller number of issuers of investment-grade tax-exempt securities (or, in the case of the New York Money Market Series, high quality tax-exempt securities) in any one of these states, a series is more likely to use this ability to invest its assets in the securities of a single issuer than is an investment company which invests in a broad range of tax-exempt securities. Such concentration involves an increased risk of loss to a series should the issuer be unable to make interest or principal payments thereon or should the market value of such securities decline.


    From time to time, a series may own the majority of a municipal issue. Such majority-owned holdings may present additional market and credit risks.

    Each series will treat an investment in a municipal bond refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the Investment Company Act's diversification requirements provided: (i) the escrowed securities are "government securities" as defined in the Investment Company Act, (ii) the escrowed securities are irrevocably pledged only to payment of debt service on the refunded bonds, except to the extent there are amounts in excess of funds necessary for such debt service, (iii) principal and interest on the escrowed securities will be sufficient to satisfy all scheduled principal, interest and any premiums on the refunded bonds and a verification report prepared by a party acceptable to an NRSRO, or counsel to the holders of the refunded bonds, so verifies, (iv) the escrow agreement provides that the issuer of the refunded bonds grants and assigns to the escrow agent, for the equal and ratable benefit of the holders of the refunded bonds, an express first lien on, pledge of and perfected security interest in the escrowed securities and the interest income thereon, and (v) the escrow agent had no lien of any type with respect to the escrowed securities for payment of its fees or expenses except to the extent there are excess securities, as described in (ii) above.

    The Fund expects that normally no series will invest 25% or more of its total assets in any one sector of the municipal obligations market.

    A portion of the dividends and distributions paid on the shares of each series of the Fund may be treated as a preference item for purposes of the alternative minimum tax for individuals and corporations. Such treatment may cause certain investors, depending upon other aspects of their individual tax situation, to incur some federal income tax liability. In addition, corporations are subject to an alternative minimum tax which treats as a tax preference item 75% of a corporation's adjusted current earnings. A corporation's adjusted current earnings would include interest paid on municipal obligations and dividends paid on shares of the Fund. See "Taxes, Dividends and Distributions."

TAX-EXEMPT SECURITIES

    Tax-exempt securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is exempt from federal income tax (except for possible application of the alternative minimum tax) and, in certain instances, applicable state or local income and personal property taxes. Such securities are traded primarily in the over-the-counter market.

    For purposes of diversification and concentration under the Investment Company Act, the identification of the issuer of tax-exempt bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty may be regarded as a separate security and treated as an issue of such guarantor.

    TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax-exempt bonds also may be issued in connection with the refunding of outstanding obligations, to obtain funds to lend to other public institutions, or for general operating expenses.

    The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Private activity bonds that are municipal bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity revenue bonds is usually directly related to the credit standing of the industrial user involved. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications described above.

    Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business, manufacturing, housing, sports and pollution control and for airport, mass transit, port and parking facilities. The Internal Revenue Code restricts the types of industrial development bonds (IDBs) which qualify to pay interest exempt from federal income tax, and interest on certain IDBs issued after August 7, 1986 is subject to the alternative minimum tax. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


    The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called "variable rate" obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of a series to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. For further discussion, see "Floating Rate and Variable Rate Securities; Inverse and Secondary Inverse Floaters" below.


    TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes may include:

        1. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

        2. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

        3. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

        4. CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by the Government National Mortgage Association (GNMA) to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan.


    FLOATING RATE AND VARIABLE RATE SECURITIES; INVERSE AND SECONDARY INVERSE FLOATERS. Each series may invest in floating rate and variable rate securities, including participation interests therein, subject to the requirements of the amortized cost valuation rule and other requirements of the Securities and Exchange Commission (the Commission) with respect to the money market series. Each series other than money market series may invest in inverse floaters and secondary inverse floaters. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate. Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow the series to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the series paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such "long term" floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever date is longer.



    An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. A secondary inverse floater is an asset-backed security, generally evidenced by a trust or custodial receipt, the interest rate on which moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on such instruments. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, a series may, but is not required to, purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. Inverse floaters represent a flexible portfolio management instrument that allows us to vary the degree of investment leverage relatively efficiently under different market conditions.

    Each series may invest in participation interests in variable rate tax-exempt securities (such as certain IDBs) owned by banks. A participation interest gives a series an undivided interest in the tax-exempt security in the proportion that a series' participation interest bears to the total principal amount of the tax-exempt security and generally provides that the holder may demand repurchase within one to seven days. Participation interests frequently are backed by an irrevocable letter of credit or guarantee of a bank that the investment adviser, under the supervision of the Trustees, has determined meets the prescribed quality standards for a series. A series generally has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on seven days' notice, for all or any part of a series' participation interest in the par value of the tax-exempt security, plus accrued interest. Each series intends to exercise the demand under the letter of credit only
(1) upon a default under the terms of the documents of the tax-exempt security,
(2) as needed to provide liquidity in order to meet redemptions or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid by the issuer on the tax-exempt securities over the negotiated yield at which the instruments were purchased from the bank by a series. The investment adviser will monitor the pricing, quality and liquidity of the variable rate demand instruments held by each series, including the IDB's supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the investment adviser may subscribe. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders.


    TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.


SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN TAX-EXEMPT SECURITIES

    From time to time, proposals have been introduced to limit the use, or tax and other advantages, of tax-exempt securities which, if enacted, could adversely affect each series' NAV and investment practices. Such proposals could also adversely affect the secondary market for high yield (junk) municipal securities, the financial condition of issuers of these securities and the value of outstanding high yield (junk) municipal securities. Reevaluation of each series' investment objective and structure might be necessary in the future due to market conditions which may result from future changes in state or federal law.

    Unlike many issues of common and preferred stock and corporate bonds which are traded between brokers acting as agents for their customers on securities exchanges, such securities are customarily purchased from or sold to dealers who are selling or buying for their own account. Most tax-exempt securities are not required to be registered with or qualified for sale by federal or state securities regulators. Since there are large numbers of tax-exempt securities of many different issuers, most issues do not trade on any single day. On the other hand, most issues are always marketable, since a major dealer will normally, on request, bid for any issue, other than obscure ones. Regional municipal securities dealers are frequently more willing to bid on issues of municipalities in their geographic area.

    The structure of the tax-exempt securities market introduces its own element of risk; a seller may find, on occasion, that dealers are unwilling to make bids for certain issues that the seller considers reasonable. If the seller is forced to sell, he or she may realize a capital loss that would not have been necessary in different circumstances. Because the net asset value of a series' shares reflects the degree of willingness of dealers to bid for tax-exempt securities, the price of a series' shares may be subject to greater fluctuation than shares of other investment companies with different investment policies.

    The following is a discussion of the general factors that might influence the ability of the issuers in the various states to repay principal and interest when due on the obligations contained in the portfolio of each series. Such information constitutes only a brief summary, does not purport to be a complete description, is derived from sources that are generally available to investors and is believed to be accurate, but has not been independently verified and may not be complete. General factors may not affect local issuers, such as counties or municipalities, or issuers of revenue bonds. Furthermore, the creditworthiness of general obligations of a state generally is unrelated to the creditworthiness with respect to the state's revenue obligations, obligations of local issuers in the state or obligations of other issuers.

    In August 1996, legislation reforming the welfare system was passed by Congress. In essence, it eliminated the federal guarantee of welfare benefits and leaves the determination of eligibility to the states. The federal government will provide block grants to the states for their use in the funding of benefits. Although states are not obligated to absorb any of the reductions, they may choose to do so. The consequences of such generosity may be adverse in the event of an economic downturn or a swelling in the ranks of beneficiaries. If a state feels compelled to offset lost benefits, the net effect is merely a shifting of the burden to the state and may affect its rating over time.


  FLORIDA





    In 1980, Florida ranked seventh in population among the fifty states, having a population of 9.7 million people. The State has grown dramatically since 1980 and, as of April 1, 2000, Florida ranked fourth in the nation, with a population of 15.9 million. As of 1999, the service and trade sectors constituted Florida's largest employment sectors, with services accounting for 36.9% and trade accounting for 25.1% of the State's total non-farm employment. Florida's manufacturing jobs exist in the high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. Since 1992, Florida's non-farm jobs have increased 36.5% while U.S. non-farm jobs have increased 21.4%. Florida's unemployment rate was consistently below that of the nation throughout the economic expansion of the 1980's. Because of the recession in the early 1990's, the pattern reversed. During the last several years of economic expansion, Florida's unemployment rate has again continued to be mostly below the nation's. In 2000, Florida's unemployment rate was 3.6%, compared to 4.0% for the U.S.



    South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of the State are affected by problems in the agricultural sector, particularly in the citrus and sugar industries. Short-term adverse economic conditions may be experienced by the central and northern section of Florida, and in the State as a whole, due to crop failures, severe weather conditions such as hurricanes or other agriculture-related problems. In addition, the State economy has historically been somewhat dependent on the tourism and construction industries and is therefore sensitive to trends in those sectors. The State has begun to experience declines in the tourism sector and in other sectors as a result of the terrorist attacks of September 11, 2001, but there are no credible estimates available of the economic impact on the State as a result of the terrorist attacks.



    Under the State Constitution and applicable statutes, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues during each State fiscal year (July 1 through June 30). Estimated General Revenue plus Working Capital and Budget Stabilization funds available total $21,533.3 million for 2000-01, an increase of 4.5% over revenues for 1999-00. Estimated Revenue of $19,307.9 million for fiscal year 2000-01 represents an increase of 2.9% over 1999-00.



    On October 15, 2001, the State's Revenue Estimating Conference convened to reevaluate the revenue estimates for fiscal year 2001-02 and upcoming fiscal years. The new estimate of General Revenue collections for the current fiscal year was reduced by $644.3 million. The latest revenue estimate for fiscal year 2001-02 produced by the Revenue Estimating Conference amounts to $1,317.5 million less than the original estimate used to develop the appropriations act for fiscal year 2001-02, a 6.6% reduction. This brings general fund revenues available for appropriation for the 2001-02 fiscal year to $19,361.7 million, approximately the same as the 2000-01 fiscal year General Revenue collections expended on appropriations of $19,245.2 million.

    With regard to the combined General Revenue/Working Capital fund fiscal position for fiscal year 2001-02, the new estimate, when combined with other funds available, leaves a year-end projected budget shortfall of $928.5 million. This projected deficit position does not take into account reserve funds of $940.9 million in the Budget Stablization Fund.



    Governor Bush has called a Special Session of the Florida Legislature that commenced on October 22, 2001 and is expected to extend through November 1, 2001, to address the projected budget shortfall for fiscal year 2001-02 caused by an anticipated decline in revenue in the aftermath of the terrorist attacks on September 11, 2001. The Legislature will consider ways to balance the State's budget by reducing general fund appropriations, using moneys in the Budget Stabilization Fund and other available funds.



    The Revenue Estimating Conference also reduced the revenue estimate for fiscal year 2002-03 by $783.5 million. This reduction brings the new estimate of General Revenue available for appropriation for fiscal year 2002-03 to $19,595.2 million.



    Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless 2/3 of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous five years by the maximum amount of revenue permitted under the cap for the previous year. State revenues are defined as taxes, licenses, fees and charges for services imposed by the Legislature as well as revenue from the sale of lottery tickets. Included among the categories of revenues which are exempt from the proposed revenue limitation are revenues pledged to State Bonds.



    As of October 1, 2001, general obligations of the State of Florida were rated Aa2 by Moody's, AA+ by Standard & Poor's Rating Service and AA by Fitch, Inc. (Fitch).



    Many factors, including national economic, social and environmental policies and conditions, most of which are not within the control of the State or local government, could affect or adversely impact on the State's financial condition.



  NEW JERSEY



    As the national expansion slows, the New Jersey economy also is expected to experience slower growth during 2002 and, while it is too early to determine the full economic impact on New Jersey from the September 11, 2001 terrorist attacks, the September economic figures show that the State has maintained a healthy economy.



    In the wake of the recent attacks, the State's unemployment rate rose 0.2 percent in September to 4.5 percent; however, even with the increase, September 2001 was the 48th consecutive month that the New Jersey rate has been below 5 percent and the 22nd consecutive month that the New Jersey rate has been at or below the national unemployment rate.



    It is thought that the September increase in unemployment is evidence of the State's general economic slowdown rather than a reflection of the impact of the September 11, 2001 attacks. The effects of the September 11 attacks upon New Jersey unemployment will start becoming clearer when more economic data becomes available; however, because of the dislocations caused by the attacks and the resultant relocations from New York City into New Jersey, it is thought that New Jersey might net a gain of 20,000 jobs in the aftermath of September 11.



    Problem areas for the State include tight markets for skilled labor, continuing inflation in the fuel and home price sectors, low office vacancy rates and softening retail spending. This being said, the State is enjoying a record long period of economic expansion which, despite the recent and forecasted slowing, is expected to continue.

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    Personal incomes grew 5.8 percent in 2000, the same rate of growth as in
1999. However, inflation had a larger negative impact upon household income in 2000, with the CPI rising 3.1% due largely to energy price increases.



    2000 was a record setting year for the State in consumer spending. The State's healthy income growth ignited a 16% increase in new vehicle registrations in 2000, an all-time record increase for New Jersey. Overall, retail sales (including e-sales) in the State during 2000 totaled $102 billion, representing a more than 8 percent increase over 1999. The outlook for 2001-2002 retail sales in the State is less robust, with forecasts projecting a more modest increase in the 3 to 4% range in 2001 and between 4 and 5% in 2002.



    New Jersey businesses are taking great advantage of the expanding global marketplace. In 2000, New Jersey-based companies posted a 38% increase in exports, easily besting the 14% national increase in exports and placing New Jersey as the industrial state with the largest increase in exports. Projections for 2001 and 2002 are far more modest based upon recent downward revisions for global growth.



    The principal sources of State revenue are sales, and corporate and personal income taxes. The Constitution of the State prohibits the expenditure of funds in excess of the State's revenues and reserves. As a result, since the Constitution was adopted in 1947, New Jersey has always had a positive undesignated fund balance in its general fund at the end of the year.



    The Governor's budget for fiscal year 2001 anticipates $21.469 billion in revenue during fiscal year 2001, a $542 million increase over projections for fiscal year 2000. However, in April 2001, the New Jersey Legislature's Office of Legislative Services ("OLS") issued a downward revision which reflected the slowing economy. The OLS projections anticipate $21.276 billion in revenue, a $194 million decrease.



    The Governor's proposed budget for fiscal year 2002 is $23.153 billion, 6.5 percent higher than the adjusted appropriation level for fiscal year 2001. Anticipated revenues to support the fiscal year 2002 budget are estimated to be $22.874 billion, some $279 million less than recommended spending. (In April 2001, OLS projected a shortfall of $836 million, or a total of $22.038 billion, from the Governor's projected revenues for fiscal year 2002.) Under the Governor's proposed budget for fiscal year 2002, the difference, or "structural deficit," would be made up by applying $279 million from this year's projected $1.279 billion year-end surplus toward next year's budget. The remaining $1.0 billion of the surplus would be carried as a budgeted surplus for the year fiscal year 2002. The $1.0 billion fiscal year 2002 surplus recommendation represents a higher surplus target than any previous proposed or enacted New Jersey budget. Of this surplus, approximately $698 million will be placed in the State's Surplus Revenue Fund (Rainy Day Fund).



    It is likely that the revenue projections for fiscal year 2002 will be revised further downward. This is due in part to the September 11, 2001 attacks. In the wake of the attacks, State revenues for the first three months of the 2002 fiscal year (July-September) came in 1.1 percent below the budget forecast. The State Department of Treasury attributes this shortfall to corporations, which pay estimated business and sales taxes on September 15, reducing their payments in anticipation of the economic effects of the attacks.



    As of October 2001, the State's general obligation bonds were rated AA1 by Moody's and AA+ by both S&P and Fitch.



  NEW YORK



    New York State is the third most populous state in the nation (behind California and Texas) and has a relatively high level of personal wealth and a diverse economy.



    The effects of the terrorist attacks of September 11, 2001 on the economies of New York State and New York City will likely be substantial. This is discussed in more detail below. A discussion of New York State and New York City's fiscal outlook for the fiscal year ended March 31, 2001 and the months prior to September 11, 2001, follows.



    The terrorist attacks of September 11, 2001 will likely have a substantial adverse impact on the economies of New York State and New York City and will therefore have an adverse impact on the ratings of New York obligations, the effect of which cannot be determined at this time. According to a report from the Office of the

State Comptroller, "AFTER THE WORLD TRADE CENTER ATTACK -- FISCAL UNCERTAINTIES FACING THE STATE AND LOCAL GOVERNMENTS" (the "October Report"), released on October 22, 2001, there were significant fiscal problems throughout New York State prior to September 11, and those problems have been exacerbated by the economic damage caused by the attack. It is anticipated that the events of September 11 will likely negatively impact the State's revenue stream on both state and local levels. Governor Pataki has estimated a potential revenue loss of up to $2.9 billion for New York State Fiscal Year (SFY) 2001-02. The Governor has already requested federal assistance for, among other things, the loss of State revenue, as discussed below.



    The September Cash Report released by the Office of the State Comptroller indicated that revenues were approximately $500 million below projections. However, the Office of the State Comptroller cautioned that it is difficult to infer the fiscal impact of the terrorist attacks based on only one month of data. On October 15, 2001, Governor Pataki announced a $3 billion budget reduction plan for the next 18 months in an effort to help gain control over the fiscal situation of the State, which includes a hiring freeze, retirement buy-outs, elimination of non-essential spending, and restructuring of State debt. These actions are projected to save $1 billion.



    Prior to the attack on the World Trade Center, Governor Pataki projected a SFY 2002-2003 deficit gap of $3.2 billion. Since then, the Governor has projected an additional SFY 2002-03 revenue loss of between $3.2-$6.1 billion due to the September 11 attack and a slowing economy. The October Report did note that these figures are only estimates and that they assume no federal assistance for lost revenues, which has been requested by the Governor, as discussed below.



    On October 9, 2001, Mayor Giuliani updated New York City's current year's budget for Fiscal Year (CFY) 2002, to reflect developments both prior to and after the September 11 events. According to the Mayor, even before September 11, New York City faced a potential budget gap of $625 million. As a result of the terrorist attacks, the revenue shortfall for the current fiscal year has increased to an estimated $1 billion. New York City is seeking federal and state support of up to $1 billion beginning in FY 2002. To offset a portion of the remaining budget deficit, New York City anticipates debt service savings ($147 million), and the Mayor is urging the State to restore funding to the Stock Transfer Incentive Fund ($114 million) and to approve the sale of the New York City Off-Track Betting Corporation ($250 million). However, there can be no assurance that New York State will take the steps requested by New York City. The Mayor acknowledged that New York City faces a significant fiscal challenge in the coming year. The State Comptroller's July report on the New York City's financial plan cited the potential for a budget gap of $3.8 billion.



    On October 9, 2001, Governor Pataki presented a $54 billion aid proposal to federal officials. The proposal provides an estimated cost of basic rescue, recovery and rebuilding at approximately $34 billion. The proposal goes on to request an additional $20 billion from the federal government to cover lost New York State and New York City revenues, provide incentives for economic recovery of the World Trade Center area, enhance the public transportation infrastructure and help pay for the support of families and dislocated workers. At this time, it is unknown what part, if any, of the Governor's proposal will be accepted.



    According to the Comptroller's 2001 Report on the Financial Condition of New York State, dated August 2001 (the Comptroller's Report), the State's personal income rose by 1.9%, while per person income in the nation grew by 4%. In recent years, the State's growth rate has usually been above the national rate. The State's per person income continues to be higher than that of the national average, with the State ranking fourth highest in personal income per person in 2000, the same position it has held since 1993. From the first half of 1992--which marked the beginning of the current economic expansion--to the first half of 2001, the number of jobs in New York State grew by 12.7%, over half of the 22.4% gain nationwide. Growth in the State has slowed this year when compared to the growth rates for the first half of the last several years. In March 2001 the State's unemployment rate fell below that of the nation, according to the Comptroller's Report. As of June 2001, the State's unemployment rate stood at 4.2% while the national rate was 4.7%. New York City's unemployment rate has been declining steadily since 1998, and in June 2001 fell to 5.0%. For the six months ended June 2001, the State gained an average of 122,600 jobs, or 1.4%, compared to the same period in 2000, while the United States gained an average of 1,087,500 jobs or 0.8%, according to the Comptroller's Report. Most of New York's job growth occurred in the service industries, while manufacturing continued to lose jobs. According to a statement from New York's Chief Economist Stephen Kagann on October 18, 2001, the New York rate of unemployment (seasonally adjusted) in September 2001 was 4.9%, up from 4.7% in August 2001, although this data does not fully reflect the impact of the events of September 11. Unemployment was 6.3% in the City and 4.0% in the rest of the State. In September 2001, the national rate was 4.9%. According to the report, "EMPLOYMENT AND WAGES IN NEW YORK CITY, MANHATTAN AND MANHATTAN LOCALITIES," released on October 1 by Assembly Speaker Sheldon Silver and Ways and Means Committee Chairman Herman Farrell, Jr., more than a half a million private sector jobs (7.3 percent of State's private sector employment) were affected by the terrorist attack on the World Trade Center. According to the Comptroller's Report, the State's economy and tax base continues to be dependent on the financial services sector.



    For fiscal year 2000-2001, New York's General Fund had an operating surplus of $245 million, according to the State of New York Comprehensive Annual Financial Report for fiscal year ended March 31, 2001 (the Annual Report). As a result, the General Fund reported an accumulated surplus of $4.170 billion at March 31, 2001, according to the Comptroller's Report.



    According to the Annual Report, the State completed its fiscal year ended March 31, 2001 with a combined Governmental Funds operating surplus of $1.587 billion as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $3.030 billion. Governmental Funds account for most of the State's operations, including the General Fund, Federal programs, debt service and capital construction. The combined 1999-2000 operating surplus of $1.587 billion included operating surpluses in the General Fund of $245 million, Special Revenue Funds of $1.252 billion, Debt Service Funds of $20 million and Capital Projects Funds of $109 million. As of March 31, 2001, the State had a balance in its Governmental Funds of $9.580 billion represented by liabilities of $16.550 billion and by assets available to liquidate such liabilities of $26.131 billion.



    According to the Comptroller's Report, the State's 2001 expenditures and other financing uses totaled $84.073 billion, a 9.07% increase of $6.993 billion from 2000.



    As of October 29, 2001, S&P rated New York's outstanding general obligation bonds AA. Moody's Investors Service rates the State A2.



  PENNSYLVANIA





    The Commonwealth of Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, New York, Florida and Illinois. Pennsylvania has been historically identified as a heavy industry state, although, due to the decline of the steel, coal and railroad industries over the last thirty years, the Commonwealth's business environment has readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, which includes trade, medical, and health services, education and financial institutions. Pennsylvania's work force is estimated at 5.6 million people, ranking as the sixth largest labor pool in the nation.



    The five-year period ending with fiscal 2000 was a time of economic growth with modest rates of growth at the beginning of the period and larger increases during the most recent years. Throughout the period, inflation remained relatively low, helping to restrain expenditure growth. Favorable economic conditions helped total revenues and other sources rise at an average annual rate of 5.5% (5.9% on a "GAAP" basis) during the five-year period. Tax revenues increased at an average annual rate of 5.0% (5.1% on a "GAAP" basis) during the period. Expenditures and other uses during the fiscal 1996 through fiscal 2000 period rose at a 4.5% (4.6% on a "GAAP" basis) average annual rate.



    The 1999 fiscal year ended with an unappropriated surplus (prior to the transfer to the Tax Stabilization Reserve Fund) of $702.9 million, an increase of $214.2 million from June 30, 1998. Transfers to the Tax Stabilization Reserve Fund totaled $255.4 million for fiscal year 1999, consisting of $105.4 million representing the then statutory 15% of the fiscal year-end unappropriated surplus and an additional $150 million from the unappropriated surplus authorized by the General Assembly. The $447.5 million balance of the unappropriated surplus was carried over to fiscal year 2000. The higher unappropriated surplus was generated by tax revenues that were $712.0 million (3.9%) above estimate and $61.0 million of non-tax revenue (18.4%) above estimate. A portion of the higher revenues and appropriation lapses were used for supplemental fiscal year 1999 appropriations totaling $357.8 million.



    For GAAP purposes, assets increased $1,024 million in fiscal 1999 and liabilities rose $119.5 million. The increase in assets over liabilities for fiscal 1999 caused the fund balance as of June 30, 1999 to increase by $904.5 million over the fund balance as of June 30, 1998. The total fund balance as of June 30, 1999 was $2,863.4 million.



    At the end of the 2000 fiscal year the unappropriated surplus balance (prior to the transfer to the Tax Stabilization Reserve Fund) totaled $718.3 million, a $280.6 million increase from fiscal 1999 year-end. The gain was due to higher than anticipated revenues and appropriation lapses that were partially offset by additional supplemental appropriations and reserves for tax refunds. $107.7 million was transferred from the surplus to the Tax Stabilization Reserve Fund representing the then statutorily required 15% annual transfer. The remaining $610.5 million fiscal year-end unappropriated surplus balance was carried over to the 2001 fiscal year. Commonwealth revenues for the 2000 fiscal year totaled $20,256.7 million, an increase of 5.4% ($1,030 million) over the prior fiscal year. Expenditures for the fiscal year (excluding intergovernmental transfer transaction expenditures and net of appropriation lapses) were $19,171 million representing a 5.7% ($1,026 million), increase over the prior fiscal year.



    For GAAP purposes, assets increased $1,731.4 million in fiscal 2000, chiefly due to higher temporary investment. Liabilities also rose during the period by $331.1 million. Together, these changes produced a $1,400.3 million increase to the fund balance at June 30, 2000. The fund balance at the end of fiscal 2000 was $4,263.6 million, the largest fund balance achieved since audited GAAP reporting was instituted in 1984 for the Commonwealth. The $1,105 million
June 30, 2000 balance in the Tax Stabilization Reserve Fund is included in the GAAP basis fund balance for the General Fund. Revenues from taxes and other sources during fiscal 2000 increased 5.9 percent over the fiscal 1999 level. Expenditures and other uses rose during the fiscal year by 6.8 percent.



    For the 2001 fiscal year, revenues were above estimate and expenditures were lower than projected, enabling the General Fund to end the fiscal year with an unappropriated surplus balance of $335.5 million. Expenditures from Commonwealth revenues for the fiscal year, net of appropriation lapses and intergovernmental transfer transaction contributions, totaled $19,966.2 million against Commonwealth revenues, net of tax refund and rebate reserves, of $19,691.1 million. Financial operations during the fiscal year caused the total unappropriated surplus balance to decline by $275 million as of June 30, 2001, an amount smaller than budgeted.



    Commonwealth revenues (prior to reserves for tax refunds) totaled $20,561.7 million, $81.2 million (.4%) above the estimate made at the time the budget was enacted. Appropriations from Commonwealth funds in the enacted budget for fiscal 2001 (including supplemental appropriations) were 2.9% over fiscal 2000 appropriations.



    The fiscal 2001 budget continued Governor Ridges' emphasis of tax cuts targeted to making Pennsylvania competitive for attracting new employment opportunities and retaining existing jobs.



    The enacted fiscal 2002 budget provides for $20,689.9 million of appropriations from Commonwealth revenues, an increase of 3.5% over appropriations for fiscal 2001. Commonwealth revenues are projected to total $20,361.1 million (after providing for enacted tax cuts), an increase of 3.4% over fiscal 2001 actual receipts. The difference between the amount of projected revenues and appropriations budgeted is to be taken from the $335 million fiscal year beginning balance.



    The fiscal 2002 estimate for Commonwealth revenues were prepared in June 2001 at the time of budgeted enactment based on an economic forecast for national real gross domestic product to grow at a 2.8% rate from the second quarter of 2001 to the second quarter of 2002. The forecast anticipated more rapid national economic growth compared to the rate of growth that occurred during fiscal 2001. The higher rate of economic growth was anticipated in response to fiscal and monetary policies designed to stimulate economic activity. The national unemployment rate was forecasted to rise above the 5% rate and inflation was expected to remain quite moderate during the period. Trends for the Pennsylvania economy are expected to maintain their current close association with national economic trends. Personal income growth in Pennsylvania is anticipated to remain slightly below that of the U.S., while the Pennsylvania unemployment rate is anticipated to be very close to the national rate. The effects on the national and state economy, and consequently on Commonwealth tax revenues, that occur directly or indirectly as a result of the September 11, 2001 terrorist attacks on New York City and Washington, D.C. are unknown at this time, but may contribute to slower growth of tax revenues than anticipated in the enacted budget. The Commonwealth has begun a review of revenue and expenditure projections for fiscal 2002 to assess changes that may be needed if economic conditions deteriorate. On
October 2, 2001, the Governor announced that $200 million of fiscal 2002 appropriations would be held in reserve from current spending.



    Achievement of financial results as budgeted may be adversely affected by a number of trends or events, including developments in the national and state economy as a result of the September 11, 2001 terrorist attacks and adverse developments in industries accounting for employment and economic production in the Commonwealth.



    According to a Pennsylvania Department of Revenue News Release dated September 28, 2001, the state collected $1.8 billion in General Fund revenues in September, 2001, which is $103 million, or 5.5%, less than anticipated. Fiscal year-to-date General Fund collections total $4.6 billion, which is $133.6 million, or 2.9%, below estimate.



    As of October 2001, general obligations of the Commonwealth were rated Aa2 by Moody's, AA by S&P and AA by Fitch.



    The current constitutional provisions relating to Commonwealth debt permit the issuance of the following types of debt; (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt,
(iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenue of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts. Outstanding general obligation debt totaled $5,416.2 million at June 30, 2001.



    Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania Housing Financing Agency, a state-created agency which provides financing for housing for lower and moderate income families, and the Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.



    The Commonwealth, through several of its departments and agencies, leases various real property and equipment. Some of these leases and their respective lease payments are, with the Commonwealth's approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments payable by Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.



    In addition, certain Commonwealth-created organizations have statutory authority to issue debt for which Commonwealth appropriations to pay debt service thereon are not required. The debt of these organizations is funded by the assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth operating appropriations. In addition, the Commonwealth may choose to take action to financially assist these organizations. The Commonwealth also maintains pension plans covering state employees, public school employees and employees of certain state-related organizations.

    Pennsylvania's average annual unemployment rate was equivalent to the national average throughout the 1990s. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 7.0% in 1991 and 7.6% in 1992. The resumption of faster economic growth resulted in an annual decrease in the Commonwealth's unemployment rate to 4.2% in 2000. From 1996 through 2000, Pennsylvania's annual average unemployment rate was below the Middle Atlantic Region's average, but slightly higher than that of the United States. As of July 2001, the seasonably adjusted unemployment rate for the Commonwealth was 4.5%.



    The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on May 15, 2001. No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired in 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired in 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $901.9 million in Special Revenue bonds outstanding as of June 30, 2001.



    Pennsylvania municipalities and school districts are, with certain limitations, authorized to impose a variety of taxes. The real estate tax is the only tax authorized by law to be levied by all classes of local government in the state. Thus, property owners generally pay real estate taxes to three independent authorities--the county, the municipality and the school district.



    The Local Tax Enabling Act applicable to almost all political subdivisions in Pennsylvania, gives local governments (other than counties) and school districts in Pennsylvania a broad range of non-real estate tax sources. The taxes commonly in use include the earned income or wage tax, per capita taxes, occupation taxes, occupational privilege taxes, real estate transfer taxes, amusement and admission taxes and business gross receipts taxes (although the authority of political subdivisions to impose new business gross receipts taxes is limited). Counties are also permitted to impose intangible personal property taxes (although the constitutional validity of such taxes is presently the subject of litigation).



    In addition, the City and School District of Philadelphia have separate taxing authority to impose a variety of business taxes, wage taxes, income and other various taxes.



    Following the September 11, 2001 terrorist attacks, President Bush appointed Pennsylvania Governor Ridge to a newly-created cabinet post for Homeland Security. Lieutenant Governor Mark Schweiker will serve out the remainder of Governor Ridge's Gubernatorial term.



    There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open.



ADDITIONAL ISSUERS


  GUAM


    Guam is the westernmost territory of the United States and the largest island of the Mariana archipelago. The island covers 212 square miles and is located about 3,700 miles west-southwest of Honolulu. In recent years there has been an effort to change the territory's status to that of commonwealth. Ultimate authority rests with the United States Congress.



    Tourism is the primary driver of Guam's economy. Although there has been some reduction in military personnel located there, Guam provides an important strategic outpost for the United States military. About one-third of the island is under the control of our military. The island serves as a transshipment distribution center for trade among its neighboring islands. Guam is subject to typhoons and tropical storms, and occasionally, seismic activity.



    According to preliminary census numbers, Guam's population was 154,623 in 2000. This represents a 16.1% increase from the 1990 Census. About three-fourths of the workforce is employed in the private sector. In

2000, federal employment dropped 30% as a result of outsourcing and general military downsizing. Unemployment spiked up after Typhoon Paka, rising 6.3 percentage points to 14% in 1999. In 2000, it inched up to 15.3%. Gross Island Product rose 1.5% to $3.066 billion in 1999, reversing a 1.9% decline registered the previous year.



    Tourism has been affected by ongoing economic weakness in Asia. An offset is the fact that Hawaii, a favorite of Japanese tourists, has become too expensive for many. Consequently, Guam is an attractive alternative in terms of cost. Tourism rose 10.9% to 1.28 million visitors in 2000. The record, however, remains the 1.38 million visitors registered in 1997. The tourist mix has become more diversified with the Japanese accounting for 81.4% of visitors, and Korea, the United States, and Taiwan accounting for most of the remainder. Interestingly, the majority of tourists are in the 18-29 years of age category.



    Guam has a weak financial picture. This is primarily due to the narrowly based economy and its susceptibility to occasional violent weather conditions. However, efforts have been made to expand the economic base through the implementation of policies designed to attract financial services, insurance and telecommunications.



    As of October 2001, Guam is rated BBB- by Standard & Poor's. Its most recent bond sale, dated April 2001, Limited Obligation Highway Refunding Bonds, was insured by Financial Securities Assurance, Inc., and as a result was rated AAA by Standard & Poor's.



  PUERTO RICO



    Puerto Rico, the fourth largest Caribbean island, enjoys commonwealth status with the U.S. as a result of Public law 600, enacted by the U.S. Congress in 1950 and affirmed by a referendum in 1952. Residents of Puerto Rico are U.S. citizens. Puerto Rico's voters rejected U.S. statehood for the second time in six years in a local plebiscite held in December 1998. There are two major political parties: the Popular Democratic Party (favors continued Commonwealth status) and the New Progressive Party (favors statehood). The Popular Democratic Party captured 48.6% of the vote in 2000 versus 45.7% for the New Progressive Party.



    Puerto Rico's economy is closely tied to that of the United States mainland. Approximately 88% of Puerto Rico's exports were sent to the United States, which in turn accounted for 56% of the island's imports. The two mainstays of the economy are manufacturing and services. The manufacturing component of the economy has changed over the years and now is characterized as one whose industries pay higher wages via high technology, pharmaceuticals, electronics, computers and professional and scientific instruments sectors. The services sector includes finance, insurance, real estate, wholesale and retail trade, and hotel and related services. The Commonwealth has been active in providing tax and other incentives for manufacturing firms to locate/operate on the island.



    During the 1996-2000 period, the economy registered strong gains as gross product rose from $30.4 billion in 1996 to $41.4 billion ($34.8 billion in 1996 prices) in 2000. Government-sponsored economic development programs, increased levels of federal transfers, low interest rates, and favorable oil prices drove this strong growth. Although the final numbers for Fiscal Year 2001 are only estimates, it is believed that the economy registered economic growth slightly in excess of 2%. Higher oil prices typically have a dampening effect on the economy as most goods and materials are transported to and from the island by ship.



    Puerto Rico typically endures higher rates of unemployment than does the mainland. Importantly, the rate of unemployment declined from 13.8% in 1996 to 11% in 2000. As of March 2001, unemployment was 10.6%.



    As mentioned previously, services represent the second largest sector of the economy. Tourism is a major aspect of this sector. The recent economic slowdown coupled with the events of September 11, 2001 is likely to mean that economic growth and income will be below recent levels for this sector. In 2000, tourist hotels registered 1,050,100 guests and cruise ships carried 1,224,600 passengers. San Juan is the largest homeport for cruise ships in the Caribbean and the second largest homeport for cruise ships in the world. Generally, cruise ship passengers arrive and depart for cruise vacations by air. The timing of the public's return to confidence in air travel will be a key component to the health of the services sector.



    In terms of debt and finances, Puerto Rico typically shoulders a high debt burden. It must be noted, however, that a majority of capital expenditures are borne by the Commonwealth versus the mainland where political subdivisions incur substantial capital expenses. The Commonwealth's financial picture fluctuates with overall economic activity on the mainland. Therefore, the current year's budget may be adversely affected by the reduced rate of economic activity not only in the United States, but also in many parts of the world.



    As of October 2001, Moody's and Standard & Poor's rate the Commonwealth's general obligation debt Baa1 and A, respectively.



  UNITED STATES VIRGIN ISLANDS



    The Virgin Islands, comprised of St. Thomas, St. Croix and St. John, form an incorporated territory of the United States. The residents were granted a measure of self-government by the Organic Act, as revised in 1954. The Virgin Islands are heavily dependent on links with the U.S. mainland and more than 90% of the trade is conducted with Puerto Rico and the United States.



    The Territorial Government plays a vital role in the economy of the Virgin Islands. Since governmental services must be provided on three separate islands, the duplication of effort results in an unusually large public sector. Federal and local government constituted about 33% of all nonagricultural jobs in 1999. Federal government jobs have remained relatively unchanged at 877 and Territorial Government jobs have declined by 2.4% to 12,566 from 12,876 in 1998. Total government employment declined by 2% in 1999 to 13,438 from 13,753 in 1998. According to an April 2000 report by the Bureau of Economic Research of the Government Development Bank for the Virgin Islands (BER), public sector employment is expected to decrease mainly as a result of a mandated 10% reduction in local government employment. Federal government jobs are expected to remain unchanged.



    Tourism is the predominant source of employment and income of the Virgin Islands. After experiencing four consecutive years of growth and a record
2.1 million visitors in 1998, activity in the tourism sector slowed in 1999 mainly due to a reduction in the number of cruise ship calls. In 1999, the Virgin Islands recorded 2.0 million visitors, a decrease of about 8% over the 1998 total. This decrease was mainly due to a drop in cruise ship passenger arrivals that totaled 1.4 million in 1999, representing a decrease of 13% over the 1998 total of 1.6 million. Cruise ship business declined because of damage caused by hurricanes. BER forecasted the rate of cruise passenger arrivals to rebound in fiscal year 2001 to record levels with the introduction of new mega-vessels and to increase by 8% to 1.6 million. During calendar year 1999, overnight visitors increased, by 7.1% over 1998 to 560,133, which is partially attributable to the introduction of additional seats into the Virgin Islands on both chartered and scheduled air services.



    In 1999 the Virgin Islands issued approximately $300 million in Gross Receipts Tax bonds. These bonds were issued to fund the Islands' substantial accumulated deficit. Among the conditions attendant to this program was a Memorandum of Understanding with the US Department of the Interior, which among other things, required a multi-year plan of balanced budgets (absent extenuating circumstances). Gross receipts tax revenues represent the government's second largest source of revenue (21.4%) after the income tax (55.6%).



    Overnight visitors spend approximately four times more than cruise ship passengers. In the immediate aftermath of the events of September 11, 2001, travelers have eschewed air travel due to concerns for their safety. Although exact information is not currently available in terms of tourism, it is likely that there has been a decline in overnight visitors. Moreover, cruise travel usually requires an air component. Consequently, cruise lines have also been facing reduced demand post September 11. If these concerns are of relatively short duration, the Virgin Islands should rebound quickly. Should tourism remain depressed for a long period of time, however, the Virgin Islands may again face deficits in its operating funds.



    As of October 31, 2001, S&P assigned no general obligation/issuer-level rating to the Virgin Islands as a whole. However, its Gross Receipts Taxes bonds issued in 1999 carry a BBB- rating by S&P.


PUT OPTIONS

    Each series may acquire put options (puts) giving the series the right to sell securities held in the series' portfolio at a specified exercise price on a specified date. Such puts may be acquired for the purpose of protecting the series from a possible decline in the market value of the securities to which the put applies in the event of interest rate fluctuations and, in the case of liquidity puts, to shorten the effective maturity of the underlying security. The aggregate value of the premiums paid to acquire puts held in a series' portfolio (other than liquidity puts) may not exceed 10% of the net asset value of such series. The acquisition of a put may involve an additional cost to the series compared to the cost of securities with similar credit ratings, stated maturities and interest coupons, but without applicable puts. This increased cost may be paid by way of a premium for the put, by payment of a higher purchase price for securities to which the put is attached or through a lower effective interest rate.

    In addition, there is a credit risk associated with the purchase of puts in that the issuer of the put may be unable to meet its obligation to purchase the underlying security. Accordingly, each series will acquire puts only under the following circumstances: (1) the put is written by the issuer of the underlying security and such security is rated within the four highest quality grades (two highest grades for the money market series) as determined by an NRSRO; or
(2) the put is written by a person other than the issuer of the underlying security and such person has securities outstanding which are rated within such four (or two for the money market series) highest quality grade of such rating services; (3) the put is backed by a letter of credit or similar financial guarantee issued by a person having securities outstanding which are rated within the two highest quality grades of an NRSRO or (4) for the money market series, the put is unrated, but (i) the put is written by a person that, directly or indirectly, controls, is controlled by or is under common control with the issuer of the underlying security (other than a sponsor of a special purpose entity with respect to an asset backed security), (ii) the put relates to a fully collateralized repurchase agreement, (iii) the put is backed by the U.S. Government or (iv) the put is not relied upon for quality, maturity or liquidity purposes.

    One form of transaction involving liquidity puts consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." The holder of the bond would pay a "tender fee" to the third party tender option provider, the amount of which would be periodically adjusted so that the bond/ tender option combination would reasonably be expected to have a market value that approximates the par value of the bond. This bond/tender option combination would therefore be functionally equivalent to ordinary variable or floating rate obligations and the Fund may purchase such obligations subject to certain conditions specified by the Commission.


    LIQUIDITY PUTS. Each series may purchase and exercise puts on municipal bonds and notes. Puts give the series the right to sell securities held in the portfolio at a specified exercise price on a specified date. Puts may be acquired to reduce the volatility of the market value of securities subject to puts. The acquisition of a put may involve an additional cost to a series compared to the cost of securities with similar credit ratings, stated maturities and interest coupons but without applicable puts. This increased cost may be paid either by way of an initial or periodic premium for the put or by way of a higher purchase price for securities to which the put is attached. In addition, there is a credit risk associated with the purchase of puts in that the issuer of the put may be unable to meet its obligation to purchase the underlying security. Accordingly, each series will acquire a put only under the following circumstances: (1) the put is written by the issuer of the underlying security and the security is rated within the quality grades in which the series is permitted to invest; (2) the put is written by a person other than the issuer of the underlying security and that person has securities outstanding which are rated within the quality grades in which the series is permitted to invest; or
(3) the put is backed by a letter of credit or similar financial guaranty issued by a person having securities outstanding which are rated within the quality grades in which the series is permitted to invest.



    Puts will be valued at an amount equal to the difference between the value of the underlying security taking the put into consideration and the value of the same or a comparable security without taking the put into consideration.


HEDGING AND RETURN ENHANCEMENT STRATEGIES

    Each series (other than the money market series) is authorized to purchase and sell certain derivatives, including financial futures contracts (futures contracts), options on futures contracts and interest rate swaps for the purpose of attempting to hedge its investment in municipal obligations against fluctuations in value caused by changes in prevailing market interest rates, attempting to hedge against increases in the cost of securities the series intends to purchase and in certain cases, attempting to enhance return. A series, and thus an investor, may lose money through unsuccessful use of these strategies. The successful use of futures contracts, options on futures contracts and interest rate swaps by a series involves additional transaction costs, is subject to various risks and depends upon the investment adviser's ability to predict the direction of the market and interest rates. A series' ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, a series may use them to the extent consistent with its investment objective and policies.

    Each series engaging in futures contracts and options thereon as a hedge against changes resulting from market conditions in the value of securities which are held in the series' portfolio or which the series intends to purchase will do so in accordance with the rules and regulations of the Commodity Futures Trading Commission (the CFTC). The series also intend to engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the series. A series may purchase and sell futures contracts and options thereon for bona fide hedging transactions, except that a series may purchase and sell futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premiums do not exceed 5% of the liquidation value of the series' total assets. In addition, a series may not purchase or sell futures contracts or purchase options thereon if, immediately thereafter, the sum of initial and net cumulative variation margin on outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of the total assets of the series. There are no limitations on the percentage of a portfolio which may be hedged and no limitations on the use of a series' assets to cover futures contracts and options thereon, except that the aggregate value of the obligations underlying put options will not exceed 50% of a series' assets.

    FUTURES CONTRACTS. A futures contract obligates the seller of a contract to deliver to the purchaser of a contract cash equal to a specific dollar amount times the difference between the value of a specific fixed-income security or index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities is made. A series will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade.

    Each series (except for the money market series) may engage in transactions in financial futures contracts as a hedge against interest rate related fluctuations in the value of securities which are held in the investment portfolio or which the series intends to purchase. A clearing corporation associated with the commodities exchange on which a futures contract trades assumes responsibility for the completion of transactions and guarantees that open futures contracts will be closed. Although interest rate futures contracts call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    A series neither pays nor receives money upon the purchase or sale of a futures contract. Instead, when the futures contract is entered into, each party deposits with a broker or in a segregated account approximately 5% of the contract amount, called the initial margin. Initial margin in futures transactions is different from margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a good faith deposit on the contract which is returned to a series upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market".

    When a series purchases a futures contract, it will maintain an amount of cash or other liquid assets, marked-to-market daily, in a segregated account, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged. A series that has sold a futures contract may cover that position by owning the instruments underlying the futures contract or by holding a call option on such futures contract. A series will not sell futures contracts if the value of such futures contracts exceeds the total market value of the securities of the series. It is not anticipated that transactions in futures contracts will have the effect of increasing portfolio turnover.

    Currently, futures contracts are available on several types of fixed-income securities, including U.S. Treasury Bonds and Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills and bank certificates of deposit. Futures contracts are also available on a municipal bond index, based on THE BOND BUYER Municipal Bond Index, an index of 40 actively traded municipal bonds. Each series may also engage in transactions in other futures contracts that become available, from time to time, in other fixed-income securities or municipal bond indexes and in other options on such contracts if the investment adviser believes such contracts and options would be appropriate for hedging investments in municipal obligations.

    OPTIONS ON FINANCIAL FUTURES. Each series (other than the money market series) may purchase call options and write put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. Each series will use options on futures in connection with hedging strategies.

    An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call or a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date. Currently, options can be purchased or written with respect to futures contracts on U.S. Treasury Bonds, among other fixed-income securities, and on municipal bond indexes on the Chicago Board of Trade. As with options on debt securities, the holder or writer of an option may terminate his or her position by selling or purchasing an option of the same series. There is no guaranty that such closing transactions can be effected.

    When a series hedges its portfolio by purchasing a put option, or writing a call option, on a futures contract, it will own a long futures position or an amount of debt securities corresponding to the open option position. When a series writes a put option on a futures contract, it may, rather than establish a segregated account, sell the futures contract underlying the put option or purchase a similar put option.

    LIMITATIONS ON PURCHASE AND SALE. Under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act are exempted from the definition of commodity pool operator, subject to compliance with certain conditions. The exemption is conditioned upon a series' purchasing and selling financial futures contracts and options thereon for BONA FIDE hedging transactions, except that a series may purchase and sell futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premiums do not exceed 5% of the liquidation value of the series' total assets. Each series will use financial futures in a manner consistent with these requirements. With respect to long positions assumed by a series, the series will segregate an amount of cash or other liquid assets, marked-to-market daily so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contracts and thereby insures that the use of futures contracts is unleveraged. Each series will continue to invest at least 80% of its total assets in municipal obligations except in certain circumstances, as described in its Prospectus under "How the Series Invests-- Investment Objective and Policies." A series may not enter into futures contracts if, immediately thereafter, the sum of the amount of initial and net cumulative variation margin on outstanding futures contracts together with premiums paid on options thereon, would exceed 20% of the total assets of the series.

INTEREST RATE SWAP TRANSACTIONS


    Each series (other than the money market series) may enter into interest rate swaps (including interest rate swaps with embedded options), on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Under normal circumstances, a series will enter into interest rate swaps on a net basis, that is, the two payment streams netted out, with a series receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a series' obligations over its entitlements with respect to each interest rate swap, will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value per share at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the Investment Company Act. To the extent that a series enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of a series' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. Inasmuch as segregated accounts are established for these hedging transactions, the investment adviser and the series believe such obligations do not constitute senior securities. If there is a default by the other party to such a transaction, a series will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. A series will enter into interest rate swaps only with parties meeting creditworthiness standards approved by the Fund's Board of Trustees. The investment adviser will monitor the creditworthiness of such parties under the supervision of the Board of Trustees.


    A series may enter into interest rate swaps as a hedge against changes in the interest rate of a security in its portfolio or that of a security a series anticipates buying. If a series purchases an interest rate swap to hedge against a change in an interest rate of a security a series anticipates buying, and such interest rate changes unfavorably for a series, then a series may determine not to invest in the securities as planned and will realize a loss on the interest rate swap that is not offset by a change in the interest rates or the price of the securities.

    The use of interest rate swaps is a highly speculative activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a series would diminish compared to what it would have been if this investment technique was never used.

    A series may enter into interest rate swaps traded on an exchange or in the over-the-counter market. A series may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rates swaps is limited to the net amount of interest payments that a series is contractually obligated to make. If the other party to an interest rate swap defaults, a series' risk of loss consists of the net amount of interest payments that the series is contractually entitled to receive. Since interest rate swaps are individually negotiated, a series expects to achieve an acceptable degree of correlation between its rights to receive interest on its portfolio securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES

    Participation in the options or futures markets involves investment risks and transaction costs to which a series would not be subject absent the use of these strategies. Each such series, and thus its investors, may lose money through the unsuccessful use of these strategies. If the investment adviser's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the series may leave the series in a worse position than if such strategies were not used. Risks inherent in the use of interest rate swap transactions, futures contracts and options on futures contracts include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible inability of the series to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the fund to sell a portfolio security at a disadvantageous time, due to the need for the series to maintain cover or to segregate securities in connection with hedging transactions.

    A series may sell a futures contract to protect against the decline in the value of securities held by the series. However, it is possible that the futures market may advance and the value of securities held in the series' portfolio may decline. If this were to occur, the series would lose money on the futures contracts and also experience a decline in value in its portfolio securities.

    When a series purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the series may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

    There is a risk that the prices of securities subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the series' portfolio securities. Another such risk is that prices of futures contracts may not move in tandem with the changes in prevailing interest rates against which the series seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    There may exist an imperfect correlation between the price movements of futures contracts purchased by the series and the movements in the prices of the securities which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationships between the debt securities and futures market could result. Price distortions could also result if transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirement in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures markets could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities (or currencies) and movements in the prices of futures contracts, a correct forecast of interest rate trends by the investment adviser may still not result in a successful hedging transaction.

    The risk of imperfect correlation increases as the composition of a series' securities portfolio diverges from the securities that are the subject of the futures contract, for example, those included in the municipal index. Because the change in price of the futures contract may be more or less than the change in prices of the underlying securities, even a correct forecast of interest rate changes may not result in a successful hedging transaction.

    Pursuant to the requirements of the Commodity Exchange Act, all futures contracts and options thereon must be traded on an exchange. Each series intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. The series' ability to establish and close out positions in futures contracts and options on futures contracts would be impacted by the liquidity of these exchanges. Although the series generally would purchase or sell only those futures contracts and options thereon for which there appeared to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the series maintains a position, it would not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the series would have to either make or take delivery under the futures contract or, in the case of a written call option, wait to sell underlying securities until the option expired or was exercised or, in the case of a purchased option, exercise the option and comply with the margin requirements for the underlying futures contract to realize any profit. In the case of a futures contract or an option on a futures contract which the series had written and which the series was unable to close, the series would be required to maintain margin deposits on the futures contract or option and to make variation margin payments until the contract was closed. In the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

    Successful use of futures contracts by a series is subject to, among other things, the ability of the series' investment adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if a series has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, a series will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if a series has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A series may have to sell securities at a time when it is disadvantageous to do so.

    Exchanges on which futures and related options trade may impose limits on the positions that a series may take in certain circumstances. In addition, the hours of trading of financial futures contracts and options thereon may not conform to the hours during which the series may trade the underlying securities. To the extent the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

    As described above, under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act are exempt from the definition of commodity pool operator, subject to compliance with certain conditions. Each series may purchase and sell futures and related options contracts without limit for BONA FIDE hedging purchases within the meaning of the regulations of the CFTC.

    In order to determine that a series is entering into transactions in futures contracts for hedging purposes as such term is defined by the CFTC, either:
(1) a substantial majority (that is, approximately 75%) of all anticipatory hedge transactions (transactions in which the series does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts will be completed by the purchase of securities, which are the subject of the hedge, or (2) the underlying value of all long positions in futures contracts will not exceed the total value of (a) all short-term debt obligations held by the series; (b) cash held by the series; (c) cash proceeds due to the series on investments within thirty days; (d) the margin deposited on the contracts; and (e) any unrealized appreciation in the value of the contracts.

    If a series holds a long position in a futures contract, it will hold cash or liquid assets equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account. Alternatively, the series could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the series.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the series would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the series has insufficient cash, it may be disadvantageous to do so. In addition, the series may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so. The ability to close out options and futures positions could also have an adverse impact on the series' ability to effectively hedge its portfolio.

    In the event of the bankruptcy of a broker through which the series engages in transactions in futures or options thereon, the series could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the series only with brokers or financial institutions deemed credit worthy by the investment adviser.

    RISKS OF TRANSACTIONS IN OPTIONS ON FINANCIAL FUTURES. In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Compared to the sale of financial futures, the purchase of put options on financial futures involves less potential risk to a series because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a put option on a financial future would result in a loss to a series when the sale of a financial future would not, such as when there is no movement in the price of debt securities.

    An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a series generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a series would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options, (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both, (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange, (5) the facilities of an exchange may not at all times be adequate to handle current trading volume or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange could continue to be exercisable in accordance with their terms.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain clearing facilities inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


HIGH YIELD (JUNK) DEBT SECURITIES



    Each series (other than the money market series) may also invest up to 30% of its total assets in tax-exempt securities rated below Baa by Moody's or below BBB by S&P, or a comparable rating of another NRSRO or, if non-rated, of comparable quality, in the opinion of the Fund's investment adviser, based on its credit analysis. Securities rated Baa by Moody's or BBB by S&P, although considered to be investment grade, lack outstanding investment characteristics and, in fact, have speculative characteristics. Securities rated below Baa by Moody's and below BBB by S&P are considered speculative. See "Description of Security Ratings" in the Prospectuses. Such lower-rated high yield securities are commonly referred to as junk bonds. Such securities generally offer a higher current yield than those in the higher rating categories but may also involve greater price volatility and risk of loss of principal and income. The investment adviser will attempt to manage risk and enhance yield through credit analysis and careful security selection. See "Risk Factors Relating to Investing in High Yield (Junk) Debt Securities" below. Subsequent to its purchase by the series, a security may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the investment adviser will consider such an event in determining whether the series should continue to hold the security in its portfolios. Many issuers of lower-quality bonds choose not to have their obligations rated and the series may invest in such unrated securities. Investors should carefully consider the relative risks associated with investments in securities which carry lower ratings and in comparable non-rated securities.



    RISK FACTORS RELATING TO INVESTING IN HIGH YIELD (JUNK) DEBT
SECURITIES. Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower-rated or unrated (I.E., high yield) securities, commonly known as junk bonds, are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Lower-rated and comparable unrated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Fluctuations in the prices of fixed-income securities may be caused by, among other things, the supply and demand for similarly rated securities. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the series' net asset value. The investment adviser will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services, although such ratings will be considered by the investment adviser. The investment adviser will consider, among other things, credit risk and market risk, as well as the financial history and condition, the prospects and the management of an issuer in selecting securities for the series' portfolio. The achievement of the series' investment objective may be more dependent on the investment adviser's credit analysis than is the case when investing in only higher quality bonds. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing and that yields on junk bonds will fluctuate over time. Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities which carry lower ratings and in comparable unrated securities. Under circumstances where the series owns the majority of an issue, market and credit risks may be greater. Moreover, from time to time, it may be more difficult to value high-yield securities than more highly rated securities.


    An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Furthermore, changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. In addition to the risk of default, there are the related costs of recovery on defaulted issues. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities and, from time to time, it may be more difficult to value high yield securities than more highly rated securities, and the judgment of the Board of Trustees and the investment adviser may play a greater role in valuation because there is less reliable objective data available. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the series' NAV. If the investment adviser becomes involved in activities such as reorganizations of obligors of troubled investments held by the series, this may prevent the series from disposing of the securities, due to its possession of material, non-public information concerning the obligor.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the series may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the series experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the portfolio and increasing the exposure of the series to the risks of high yield securities.


    Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the series may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities which, as a general rule, fluctuate in response to the general level of interest rates.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

    Each series may purchase tax-exempt securities on a when-issued or delayed-delivery basis. When tax-exempt securities are offered on a when-issued or delayed-delivery basis, the payment obligation and the interest rate that will be received on the tax-exempt securities are each fixed at the time the buyer enters into the commitment, but delivery and payment for the securities takes place at a later date. The purchase price for the security includes interest accrued during the period between purchase and settlement and, therefore, no interest accrues to the economic benefit of the series until delivery and payment take place. Although a series will only purchase a tax-exempt security on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, the series may sell these securities before the settlement date if it is deemed advisable.

    Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, I.E., experiencing both appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a series remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed-delivery basis, the market value of the series' assets will vary to a greater extent than otherwise. Purchasing a tax-exempt security on a when-issued or delayed-delivery basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security so purchased. As a result, the price that a series is required to pay on the settlement date may exceed the market value of the security on that date.

    At the time a series makes the commitment to purchase a municipal obligation on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the obligation, each day, in determining its NAV. This value may fluctuate from day to day in the same manner as values of municipal obligations otherwise held by the series. If a series chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

    A segregated account of each series consisting of cash or other liquid assets equal to the amount of the when-issued and delayed delivery commitments will be established and marked to market daily, with additional cash or other assets added when necessary. When the time comes to pay for when-issued or delayed delivery securities, the series will meet their respective obligations from then available cash flow, sale of securities held in a separate account, sale of other securities or, although they would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the series' payment obligations). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gain, which is not exempt from state or federal income taxes. See "Taxes, Dividends and Distributions" below. If the seller defaults in the sale, a series could fail to realize the gain, if any, that had occurred.

    Each series (other than the money market series) may also purchase municipal forward contracts. A municipal forward contract is a municipal security which is purchased on a when-issued basis with delivery taking place up to five years from the date of purchase. No interest will accrue on the security prior to the delivery date. The investment adviser will monitor the liquidity, value, credit quality and delivery of the security under the supervision of the Trustees. The Fund has obtained a ruling from Florida authorities that such municipal forward contracts qualify as assets exempt from the Florida intangibles tax.

INSURANCE


    Each series may purchase insured municipal obligations. Insured municipal obligations may be insured either (i) under a new issue insurance policy obtained by the issuer or underwriter of a bond or note or (ii) under a secondary market insurance policy on a particular bond or note purchased either by the Fund or a previous bondholder or noteholder.


    Each series may purchase secondary market insurance on securities. Secondary market insurance would be reflected in the market value of the security purchased and may enable a series to dispose of a defaulted obligation at a price similar to that of comparable securities which are not in default.

    Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. While insurance coverage for the securities held by a series reduces credit risk by providing that the insurance company will make timely payment of principal and interest if the issuer defaults on its obligation to make such payment, it does not afford protection against fluctuation in the price, that is, the market value, of the securities caused by changes in interest rates and other factors, nor in turn against fluctuations in the NAV of the shares of the series. The ratings of insured municipal obligations depend, in substantial part, on the creditworthiness of the insurer; thus their value will fluctuate largely on the basis of factors relating to the insurer's ability to satisfy its obligations, as well as on market factors generally. New issue insurance is obtained by the issuer or underwriter upon issuance of a bond or note, and the insurance premiums are reflected in the price of such bond or note. Insurance premiums with respect to secondary insurance may, on the other hand, be paid by a series. Premiums paid for secondary market insurance will be treated as capital costs, increasing the cost basis of the investment and thereby reducing the effective yield of the investment.

MUNICIPAL LEASE OBLIGATIONS

    Each series may invest in municipal lease obligations. A municipal lease obligation is a municipal security the interest on and principal of which is payable out of lease payments made by the party leasing the facilities financed by the issue. Typically, municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities (for example, schools, dormitories, office buildings or prisons) or the acquisition of equipment. The facilities are typically used by the state or municipality pursuant to a lease with a financing authority. Certain municipal lease obligations may trade infrequently. Accordingly, the investment adviser will monitor the liquidity of municipal lease obligations under the supervision of the trustees. See "Illiquid Securities" below.

    In addition to the risks relating to municipal obligations, municipal lease obligations also expose each Series to abatement risk. Abatement risk is the risk that the entity leasing the equipment or facility will not be required to make lease payments because it does not have full use and possession of the equipment or facility.

MUNICIPAL ASSET-BACKED SECURITIES

    Each series may invest in municipal asset-backed securities. A municipal asset-backed security is a debt or equity interest in a trust, special purpose corporation or other pass-through structure, the interest or income on which generally is eligible for exclusion from federal income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.


OBTAINING SECURITIES RATINGS



    Each series may obtain a rating for unrated securities that the series owns if, in the investment adviser's judgment, liquidity or pricing of the security would be improved if the security was rated. Ratings will be obtained only from a NRSRO. Assets of the series may be used to pay an NRSRO in connection with obtaining such ratings. Each series may use up to 5% of its assets to obtain ratings for unrated securities that it owns.


ZERO COUPON MUNICIPAL BONDS

    A series may invest in zero coupon municipal bonds. Zero coupon municipal bonds do not pay current interest but are purchased at a discount from their face values. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. Zero coupon municipal bonds do not require the periodic payment of interest. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Because a series accrues income which may not be represented by cash, the Fund may be required to sell other securities in order to satisfy the distribution requirements applicable to the series.


    There are certain risks related to investing in zero coupon securities. These securities generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value.

During a period of severe market conditions, the market for such securities become even less liquid. In addition, as these securities do not pay cash interest, a series' investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in a series' portfolio.


ILLIQUID SECURITIES


    A series may hold up to 15% (10% in the case of the money market series) of its net assets in illiquid securities. If a series were to exceed this limit, the investment adviser would take prompt action to reduce a series' holdings in illiquid securities to no more than 15% (10% in the case of the money market series) of its net assets as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Securities, including municipal lease obligations, that have a readily available market are not considered illiquid for purposes of this limitation. The Subadviser (as defined below) will monitor the liquidity of such restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (NASD). A series' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.


    Securities of financially and operationally troubled obligors (distressed securities) are less liquid and are more volatile than securities of companies not experiencing financial difficulties. A series might have to sell portfolio securities at a disadvantageous time or at a disadvantageous price in order to maintain no more than 15% or 10%, as applicable, of its net assets in illiquid securities.


    Municipal lease obligations will not be considered illiquid for purposes of the series' limitation on illiquid securities provided the investment adviser determines that there is a readily available market for such securities. In reaching liquidity decisions, the investment adviser will consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security,
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). With respect to municipal lease obligations, the investment adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease, (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease, (3) in the case of unrated municipal lease obligations, an analysis of factors similar to that performed by NRSROs in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be cancelled, (ii) if applicable, what assurance there is that the assets represented by the lease can be sold, (iii) the strength of the lessee's general credit (E.G., its debt, administrative, economic and financial characteristics), (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (E.G., the potential for an event of non-appropriation) and
(v) the legal recourse in the event of failure to appropriate and (4) any other factors unique to municipal lease obligations as determined by the investment adviser.

REPURCHASE AGREEMENTS

    Each series may on occasion enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the series at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the series' money is invested in the repurchase agreement. The series' repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily and, if the value of the instruments declines, the series will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the series may incur a loss.


    The series participate in a joint repurchase account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the series may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund or series participates in the income earned or accrued in the joint account based on the percentage of its investment.


BORROWING


    Each series may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. Each series may pledge up to 33 1/3% of the value of its total assets to secure these borrowings. If a series' asset coverage for borrowings falls below 300%, the series will take prompt action to reduce its borrowings as required by applicable law. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the series may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A series will not purchase portfolio securities if its borrowings exceed 5% of its assets.


    Except as described above and under "Investment Restrictions," the foregoing investment policies are not fundamental and may be changed by the Trustees of the Fund without the vote of a majority of its outstanding voting securities.

(d) TEMPORARY DEFENSIVE STRATEGY


    When the investment adviser believes that market, economic or political conditions warrant a temporary defensive investment posture or when necessary to meet large redemptions, a series may hold more than 20% of its net assets in cash, cash equivalents or investment-grade taxable obligations. The money market series may also invest in investment-grade taxable obligations, except that their debt, if rated, will be of "eligible quality," also defined under "(b) and
(c) Investment Strategies, Policies and Risks." Investing heavily in cash, cash equivalents or investment-grade taxable obligations is not consistent with each series' investment objective and limits our ability to achieve each series' investment objective, but can help to preserve each series' assets.

(e) PORTFOLIO TURNOVER

    Portfolio transactions will be undertaken principally to accomplish the objective of the series in relation to anticipated movements in the general level of interest rates but each such series may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.


    The non-money market series series' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a series is known as portfolio turnover and may involve the payment by the series of dealer mark-ups or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities--excluding securities whose maturities at acquisition were one year or less. A 100% turnover rate would occur, for example, if all of the securities held in a series' portfolio were sold and replaced within one year. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to interest holders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. For the fiscal year ended August 31, 2000 and the fiscal year ended August 31, 2001, the portfolio turnover rates for the non-money market series were as follows:



                                                    AUGUST 31,   AUGUST 31,
SERIES                                                 2000         2001
------                                              ----------   ----------
Florida...........................................      41%          36%
New Jersey........................................      28%          22%
New York..........................................      32%          27%
Pennsylvania......................................      35%          21%


    The series' portfolio turnover rate will not be a limiting factor when the series deem it desirable to sell or purchase securities. See "Brokerage Allocation and Other Practices" and "Taxes, Dividends and Distributions" below.

SEGREGATED ACCOUNTS


    When each series is required to segregate assets in connection with certain transactions, it will mark cash or other liquid assets as segregated with the Fund's Custodian. "Liquid Assets" means cash, U.S. Government securities, debt obligations or other eligible liquid, unencumbered assets marked-to-market daily.


                            INVESTMENT RESTRICTIONS


    The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a series. A "majority of the outstanding voting securities" of a series, when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.


    The Fund may not:


         1. Purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions. For the purpose of this restriction, the deposit or payment by the Fund (except with respect to the New York Money Market Series and the New Jersey Money Market Series) of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


         2. Make short sales of securities or maintain a short position.

         3. Issue senior securities, borrow money or pledge its assets, except that the Fund may on behalf of a series borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund on behalf of a series may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. A series will not purchase portfolio securities if its borrowings exceed 5% of the assets. For purposes of this restriction, the preference as to shares of a series in liquidation and as to dividends over all other series of the Fund with respect to assets specifically allocated to that series, the purchase and sale of futures contracts and related options, collateral arrangements with respect to margin for futures contracts, the writing of related options (except with respect to the New York Money Market Series and the New Jersey Money Market Series) and obligations of the Fund to Trustees pursuant to deferred compensation arrangements, are not deemed to be a pledge of assets or the issuance of a senior security.



         4. Purchase any security if as a result, with respect to 75% of a series' total assets (except with respect to the Florida Series and the New Jersey Money Market Series), more than 5% of the total assets of any series would be invested in the securities of any one issuer (provided that this restriction shall not apply to obligations issued or guaranteed as to principal and interest either by the U.S. government or its agencies or instrumentalities).



         5. Buy or sell commodities or commodity contracts, or real estate or interests in real estate, although it may purchase and sell financial futures contracts and related options (except with respect to the New York Money Market Series and the New Jersey Money Market Series), securities which are secured by real estate and securities of companies which invest or deal in real estate.


         6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         7. Invest in interests in oil, gas or other mineral exploration or development programs.

         8. Make loans, except through repurchase agreements.

    For purposes of investment limitation number 4, the New York Money Market Series' compliance with Investment Company Act Rule 2a-7's diversification requirements is deemed to constitute compliance with the stated diversification restriction, which reflects the requirements of Section 5(b)(1) of the Investment Company Act.

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

                             MANAGEMENT OF THE FUND


                                                                      PRINCIPAL OCCUPATION
     NAME AND ADDRESS** (AGE)        POSITION WITH FUND              DURING PAST FIVE YEARS
     ------------------------        -------------------             ----------------------
 Eugene C. Dorsey (74).............  Trustee              Retired President, Chief Executive Officer
                                                          and Trustee of the Gannett Foundation (now
                                                            Freedom Forum); formerly Publisher of four
                                                            Gannett newspapers and Vice President of
                                                            Gannett Co., Inc.; past Chairman of
                                                            Independent Sector, Washington, D.C.
                                                            (largest national coalition of
                                                            philanthropic organizations); formerly
                                                            Chairman of the American Council for the
                                                            Arts; formerly Director of the Advisory
                                                            Board of Chase Manhattan Bank of Rochester;
                                                            Director of First Financial Fund, Inc. and
                                                            The High Yield Plus Fund, Inc.

                                                                      PRINCIPAL OCCUPATION
     NAME AND ADDRESS** (AGE)        POSITION WITH FUND              DURING PAST FIVE YEARS
     ------------------------        -------------------             ----------------------
 Delayne Dedrick Gold (63).........  Trustee              Marketing Consultant.
*Robert F. Gunia (54)..............  Vice President and   Executive Vice President and Chief
                                       Trustee            Administrative Officer (since June 1999) of
                                                            Prudential Investments; Executive Vice
                                                            President and Treasurer (since December
                                                            1996) of PI; President (since April 1999)
                                                            of Prudential Investment Management
                                                            Services LLC (PIMS); Corporate Vice
                                                            President (since September 1997) of The
                                                            Prudential Insurance Company of America
                                                            (Prudential); formerly Senior Vice
                                                            President (March 1987-May 1999) of
                                                            Prudential Securities Incorporated
                                                            (Prudential Securities); formerly Chief
                                                            Administrative Officer (July 1989-September
                                                            1996), Director (January 1989-September
                                                            1996) and Executive Vice President,
                                                            Treasurer and Chief Financial Officer (June
                                                            1987-December 1996) of Prudential Mutual
                                                            Fund Management, Inc. (PMF); Vice President
                                                            and Director (since May 1989) of The Asia
                                                            Pacific Fund, Inc.
 Thomas T. Mooney (59).............  Trustee              President of the Greater Rochester Metro
                                                          Chamber of Commerce; formerly Rochester City
                                                            Manager; formerly Deputy Monroe County
                                                            Executive; Trustee of Center for
                                                            Governmental Research, Inc.; Director of
                                                            Blue Cross of Rochester, Monroe County
                                                            Water Authority and Executive Service Corps
                                                            of Rochester; Director, President and
                                                            Treasurer of First Financial Fund, Inc. and
                                                            The High Yield Plus Fund, Inc.
 Stephen P. Munn (59)..............  Trustee              Chairman, Director and Chief Executive
                                                          Officer and formerly President of Carlisle
                                                            Companies Incorporated (manufacturer of
                                                            industrial products).
*David R. Odenath, Jr. (44)........  Vice President and   President (since June 1999) of Prudential
                                       Trustee            Investments; Officer in Charge, President,
                                                            Chief Executive Officer and Chief Operating
                                                            Officer (since June 1999) of PI; Senior
                                                            Vice President (since June 1999) of
                                                            Prudential; formerly Senior Vice President
                                                            (August 1993-May 1999) of PaineWebber
                                                            Group, Inc.

                                                                      PRINCIPAL OCCUPATION
     NAME AND ADDRESS** (AGE)        POSITION WITH FUND              DURING PAST FIVE YEARS
     ------------------------        -------------------             ----------------------
 Richard A. Redeker (58)...........  Trustee              Formerly employee of Prudential Investments
                                                            (October 1996-December 1998); prior
                                                            thereto, President, Chief Executive Officer
                                                            and Director (October 1993-September 1996)
                                                            of PMF; Executive Vice President, Director
                                                            and Member of the Operating Committee
                                                            (October 1993-September 1996) of Prudential
                                                            Securities; Director (October
                                                            1993-September 1996) of Prudential
                                                            Securities Group, Inc.; Executive Vice
                                                            President of The Prudential Investment
                                                            Corporation (January 1994-September 1996);
                                                            Director (January 1994-September 1996) of
                                                            Prudential Mutual Fund Distributors, Inc.
                                                            and Prudential Mutual Fund Services, Inc.
*Judy A. Rice (53).................  Vice President and   Executive Vice President (since 1999) of
                                       Trustee            Prudential Investments; Executive Vice
                                                            President (since 1999) of PI; formerly
                                                            various positions to Senior Vice President
                                                            (1992-1999) of Prudential Securities; and
                                                            various positions to Managing Director
                                                            (1975-1992) of Shearson Lehman Advisors;
                                                            Governor of the Money Management Institute;
                                                            Member of the Prudential Securities
                                                            Operating Council and the National
                                                            Association for Variable Annuities.
 Nancy H. Teeters (71).............  Trustee              Economist; formerly Vice President and Chief
                                                            Economist of International Business
                                                            Machines Corporation; formerly Director of
                                                            Inland Steel Industries (July 1984-1999);
                                                            formerly Governor of The Federal Reserve
                                                            (September 1978-June 1984).
 Louis A. Weil, III (60)...........  Trustee              Formerly Chairman (January 1999-July 2000),
                                                            President and Chief Executive Officer
                                                            (January 1996-July 2000) and Director
                                                            (since September 1991) of Central
                                                            Newspapers, Inc; formerly Chairman of the
                                                            Board (January 1996-July 2000), Publisher
                                                            and Chief Executive Officer (August
                                                            1991-December 1995) of Phoenix Newspapers,
                                                            Inc.
 Grace C. Torres (42)..............  Treasurer and        Senior Vice President (since January 2000) of
                                       Principal          PI; formerly First Vice President (December
                                       Financial and        1996-January 2000) of PI and First Vice
                                       Accounting           President (March 1993-1999) of Prudential
                                       Officer              Securities.
 Deborah A. Docs (43)..............  Secretary            Vice President and Corporate Counsel (since
                                                          January 2001) of Prudential; Vice President
                                                            and Assistant Secretary (since December
                                                            1996) of PI.

                                                                      PRINCIPAL OCCUPATION
     NAME AND ADDRESS** (AGE)        POSITION WITH FUND              DURING PAST FIVE YEARS
     ------------------------        -------------------             ----------------------
 William V. Healey (48)............  Assistant            Vice President and Associate General Counsel
                                       Secretary          (since 1998) of Prudential; Executive Vice
                                                            President, Secretary and Chief Legal
                                                            Officer (since February 1999) of PI; Senior
                                                            Vice President, Chief Legal Officer and
                                                            Secretary (since December 1998) of PIMS;
                                                            Executive Vice President, Chief Legal
                                                            Officer and Secretary (since February 1999)
                                                            of Prudential Mutual Fund Services LLC;
                                                            Director (since June 1999) of ICI Mutual
                                                            Insurance Company; prior to August 1998,
                                                            Associate General Counsel of the Dreyfus
                                                            Corporation (Dreyfus), a subsidiary of
                                                            Mellon Bank, N.A. (Mellon Bank), and an
                                                            officer and/or director of various
                                                            affiliates of Mellon Bank and Dreyfus.


------------------------

 *"Interested" Trustee, as defined in the Investment Company Act, by reason of affiliation with the Manager, the Subadviser (as defined below) or the Distributor (as defined below).

**The address for each of the above persons is c/o: Prudential Investments Fund
  Management LLC, Gateway Center Three, 100 Mulberry Street, 9th Floor, Newark, New Jersey 07102-4077.


    The Fund has Trustees who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy. The Trustees also review the actions of the Fund's officers, who conduct and supervise the daily business operations of the Fund.



    Trustees and officers of the Fund are also Trustees, directors and officers of some or all of the other investment companies distributed by PIMS.


    The officers conduct and supervise the daily business operations of the Fund, while the Trustees, in addition to their functions set forth under "Investment Advisory and Other Services-Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plans," review such actions and decide on general policy.

    The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.


    The Fund pays each of its Trustees who is not an affiliated person of PI or the Subadviser annual compensation of $9,900 in addition to certain out-of-pocket expenses. Trustees who serve on the Fund committees may receive additional compensation. The amount of compensation paid to each Trustee may change as a result of the introduction of additional funds upon whose Boards the Trustees may be asked to serve.



    Trustees may receive their Trustees' fees pursuant to a deferred fee agreement with the Fund. Under the terms of such agreement, the Fund accrues daily the amount of Trustees' fees which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to a Commission exemptive order, at the daily rate of return of any Prudential mutual fund. The Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.



    Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Trustees of the Fund who are "affiliated persons" of the Manager.

    The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended August 31, 2001 to the Trustees who are not affiliated with the Manager. The table also shows aggregate compensation paid to those Trustees for service to the Fund's Board and the Board of any other investment companies managed by PI (the Fund Complex) for the calendar year ended
December 31, 2000.


                               COMPENSATION TABLE


                                                         PENSION OR                            TOTAL 2000
                                                         RETIREMENT                         COMPENSATION FROM
                                        AGGREGATE     BENEFITS ACCRUED   ESTIMATED ANNUAL     FUND AND FUND
                                       COMPENSATION   AS PART OF FUND     BENEFITS UPON      COMPLEX PAID TO
NAME AND POSITION                       FROM FUND         EXPENSES          RETIREMENT          TRUSTEES
-----------------                      ------------   ----------------   ----------------   -----------------
Eugene C. Dorsey, Trustee**              $12,583            None                N/A         $114,000(19/47)*
Delayne Dedrick Gold, Trustee            $13,934            None                N/A         $173,000(38/58)*
Robert F. Gunia, Trustee and Vice
 President(1)                             --              --                 --                --
Thomas T. Mooney, Trustee**              $12,533            None                N/A         $173,000(32/65)*
Stephen P. Munn, Trustee                 $12,533            None                N/A         $114,000(24/41)*
David R. Odenath, Jr., Trustee and
 President(1)                             --              --                 --                --
Richard A. Redeker, Trustee              $12,533            None                N/A         $110,000(24/41)*
Judy A. Rice, Trustee and Vice
 President(1)(2)                          --              --                 --                --
John R. Strangfeld, Jr., Trustee and
 President(1)(a)                          --              --                 --                --
Nancy H. Teeters, Trustee                $12,533            None                N/A         $118,000(25/40)*
Louis A. Weil, III, Trustee              $13,198            None                N/A         $114,000(25/40)*


------------------------

 * Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.


** Total aggregate compensation from all of the Funds in the Fund Complex for the calendar year ended December 31, 2000, includes amounts deferred at the election of Trustees under the Fund's deferred compensation plans. Including accrued interest, total compensation amounted to $140,010 and $179,810 for Eugene C. Dorsey and Thomas T. Mooney, respectively.



(1) Trustees who are interested do not receive compensation from the Fund or any fund in the Fund Complex.



(2) Became a Trustee on November 13, 2000 and became a Vice President on February 27, 2001.



(a) Former President and Trustee, resigned on November 13, 2000.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    Trustees of the Fund are eligible to purchase Class Z shares of each series, if any, which are sold without an initial sales charge or contingent deferred sales charge.


    As of October 12, 2001, the Trustees and officers of the Fund, as a group, owned beneficially less than 1% of the outstanding shares of beneficial interest of each class of each series of the Fund.



    As of October 12, 2001, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest of a series were those listed in Appendix III.

    As of October 12, 2001, Prudential Securities was the record holder for other beneficial owners of the following shares of the series, representing the percentage shown of the outstanding shares of each such series:



     SERIES                           CLASS A               CLASS B              CLASS C             CLASS Z
     ------                     --------------------  --------------------  ------------------  ------------------
     Florida..................  4,335,416   (68.84)%  1,689,823   (72.50)%  454,863   (83.48)%   87,430   (99.46)%
     New Jersey...............  8,553,743   (67.78)%  2,360,887   (72.85)%  258,055   (89.34)%   35,001   (99.94)%
     New York.................  8,609,816   (54.60)%  2,048,943   (65.72)%  203,914   (84.95)%  143,557   (97.17)%
     Pennsylvania.............  4,686,172   (39.44)%  1,909,686   (49.91)%   73,310   (88.23)%         N/A



    As of October 12, 2001, Prudential Securities was the record holder for other beneficial owners of 208,636,281 shares (or 99.06% of those outstanding) of the New Jersey Money Market Series and 456,417,442 shares (or 99.88% of those outstanding) of the New York Money Market Series. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) MANAGER AND INVESTMENT ADVISER


    The manager of the Fund is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PI serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential mutual funds. See "How the Series is Managed--Manager" in the Prospectus of each series. As of December 31, 2000, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



    PI is a wholly-owned subsidiary of PIFM Holdco., Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PI, serves as the transfer agent and dividend distribution agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.



    Pursuant to the Management Agreement with the Fund (the Management Agreement), PI, subject to the supervision of the Fund's Board of Trustees and in conformity with the stated policies of the Fund, manages both the investment operations of each series and the composition of each series' portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PI is obligated to keep certain books and records of the Fund. PI has hired Prudential Investment Management, Inc. (PIM, the Subadviser or the Investment Adviser) to provide subadvisory services to the Fund. PI also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the Fund's custodian (the Custodian), and PMFS. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.



    For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of .50 of 1% of the average daily net assets of each series. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Fund (including the fees of PI, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to PI will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PI will be paid by PI to the Fund.



    In connection with its management of the corporate affairs of the Fund, PI bears the following expenses:



    (a) the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Trustees who are not affiliated persons of PI or the Fund's investment adviser;

    (b) all expenses incurred by PI or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and



    (c) the costs and expenses payable to the Investment Adviser pursuant to the Subadvisory Agreement between PI and the Investment Adviser (the Subadvisory Agreement).



    Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager; (b) the fees and expenses of Trustees who are not affiliated with PI or the Fund's Investment Adviser; (c) the fees and certain expenses of the Fund's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares; (d) the charges and expenses of legal counsel and independent accountants for the Fund;
(e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (f) all taxes and corporate fees payable by the Fund to governmental agencies; (g) the fees of any trade associations of which the Fund may be a member; (h) the cost of share certificates representing shares of the Fund; (i) the cost of fidelity and liability insurance; (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission and the states including the preparation and printing of the Fund's registration statements and prospectuses for such purposes and paying the fees and expenses of notice filings made in accordance with state securities laws; (k) allocable communication expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders; (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (m) distribution and service fees.



    The Management Agreement provides that PI will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either PI or the Fund (by the Board of Trustees or vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, of such series) upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of with the 1940 Act.



    The amount of the management fee paid by each series of the Fund to PI for the fiscal years ended August 31, 1999, 2000 and 2001 was as follows:



                                                                    1999                2000                2001
                                                              -----------------   -----------------   -----------------
                                                               MANAGEMENT FEES     MANAGEMENT FEES     MANAGEMENT FEES
                                                              -----------------   -----------------   -----------------
                                                                    PAID                PAID                PAID
                                                              -----------------   -----------------   -----------------
Municipal Series Fund:
  Florida Series............................................     $  586,541          $  502,329          $  496,777
  New Jersey Series.........................................      1,118,938             931,841             875,937
  New Jersey Money Market Series............................      1,047,394           1,023,487           1,061,849
  New York Series...........................................      1,363,196           1,201,617           1,172,976
  New York Money Market Series..............................      1,878,249           1,845,085           2,019,652
  Pennsylvania Series.......................................      1,051,974             875,729             809,621



    PI has entered into the Subadvisory Agreement with the Subadviser, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the Subadviser, subject to the supervision of PI, is responsible for managing the assets of each series in accordance with its investment objectives and policies. The Subadviser determines what securities and other instruments are purchased and sold for the series and is responsible for obtaining and evaluating financial data relevant to the series. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. The Subadviser was reimbursed by PI for the reasonable costs and expenses it incurred in furnishing those services. Effective January 1, 2000, the Subadviser is paid by PI at an annual rate of .250 of 1.00% of the average daily net assets of each series.



    The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PI or the Subadviser upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.


    The Subadviser maintains a credit unit which provides credit analysis and research on both tax-exempt and taxable fixed-income securities. The portfolio managers routinely consult with the credit unit in managing the Fund's portfolios. The credit unit reviews on an ongoing basis issuers of tax-exempt and taxable fixed-income obligations, including prospective purchases and portfolio holdings of the Fund. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts.

    With respect to tax-exempt issuers, credit analysts review financial and operating statements supplied by state and local governments and other issuers of municipal securities to evaluate revenue projections and the financial soundness of municipal issuers. They study the impact of economic and political developments on state and local governments, evaluate industry sectors and meet periodically with public officials and other representatives of state and local governments and other tax-exempt issuers to discuss such matters as budget projections, debt policy, the strength of the regional economy and, in the case of revenue bonds, the demand for facilities. They also make site inspections to review specified projects and to evaluate the progress of construction or the operation of a facility.


    With respect to the non-money market series, PIM's Fixed Income Group includes the following sector team which may contribute towards security selection in addition to the sector team described in the relevant prospectus (assets under management are as of December 31, 2000).


                                 MONEY MARKETS


    ASSETS UNDER MANAGEMENT: $38.5 billion.


    TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 18 years.


    PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years.

    SECTOR: High-quality, short-term securities, including both taxable and tax-exempt instruments.
    INVESTMENT STRATEGY: Focus is on safety of principal, liquidity and controlled risk.

CODE OF ETHICS

    The Board of Trustees of the Fund has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (the "Codes"). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

(b) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLANS


    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. The Distributor is a subsidiary of Prudential. See "How the Fund is Managed--Distributor" in the Prospectus.



    Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act and separate distribution agreements for the money market series and the other series (Distribution Agreements), the Distributor incurs the expenses of distributing shares of the money market series and the Fund's Class A,

Class B and Class C shares. The Distributor also incurs the expenses of distributing the Fund's Class Z shares under the Distribution Agreement, none of these expenses of distribution are reimbursed by or paid for by the Fund. See "How the Series is Managed--Distributor" in each series' Prospectus.


    The expenses incurred under the Plans include commissions and account servicing fees paid to or on account of brokers or financial institutions that have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares including lease, utility, communications and sales promotion expenses.

    Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

    The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.


    CLASS A PLAN. Under the Class A Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares of each series. The Class A Plan provides that (1) up to .25 of 1% of the average daily net assets of the Class A shares of each series may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of each series. The Distributor has contractually agreed to limit its distribution and service (12b-1) fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares of the series for the fiscal year ending August 31, 2002. Fee waivers will increase the series' total return.



    On December 15, 2000, each of the Massachusetts Series, North Carolina Series and Ohio Series merged into the Prudential National Muncipals Fund. As a result of the Merger, those series no longer exist.



    For the fiscal year ended August 31, 2001, the Distributor received the following payments from the Fund on behalf of the applicable series under the Class A Plan:



SERIES
------
Florida.....................................................    $170,912
New Jersey..................................................     330,973
New York....................................................     473,010
Pennsylvania................................................     292,311



    These amounts were primarily expended for payments of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended August 31, 2001, the Distributor spent the following approximate amounts in distributing the respective series' Class A shares:



SERIES
------
Florida.....................................................    $177,706
Massachusetts...............................................      19,568
New Jersey..................................................     289,800
New York....................................................     411,567
North Carolina..............................................      20,338
Ohio........................................................      32,321
Pennsylvania................................................     260,705

    For the fiscal year ended August 31, 2001, the Distributor also received approximate initial sales charges attributable to Class A shares as follows:



SERIES
------
Florida.....................................................    $ 33,600
New Jersey..................................................      14,400
New York....................................................      23,100
Pennsylvania................................................      32,400



    CLASS B AND CLASS C PLANS. Under the Class B and Class C Plans, the Fund may pay the Distributor for its distribution-related activities with respect to Class B and Class C shares at an annual rate of up to .50 of 1% and up to 1% of the average daily net asset of the Class B and Class C shares, respectively, of each series. The Class B Plan provides for the payment to the Distributor of
(1) an asset-based sales charge of up to .50 of 1% of the average daily net assets of the Class B shares of each applicable series, and (2) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares of each applicable series, provided that the total distribution-related fee does not exceed .50 of 1% of each series. The Class C Plan provides for the payment to the Distributor of (1) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares of each applicable series, and
(2) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares of each applicable series. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders and, with respect to Class C shares, initial sales charges. The Distributor has contractually agreed to limit its distribution-related fees payable under the Class C Plan to .75 of 1% of the average daily net assets of the series for the fiscal year ending August 31, 2002. Fees waivers will increase the series' total return.



    CLASS B PLAN. For the fiscal year ended August 31, 2001, the Distributor received the distribution fees paid by the following series of the Fund and the proceeds of contingent deferred sales charges paid by investors of Class B shares on the redemption of Class B shares as set forth below:



                                                                   APPROXIMATE
                                                                   CONTINGENT
                                                      AMOUNT OF     DEFERRED
SERIES                                                   FEE      SALES CHARGES
------                                                ---------   -------------
Florida.............................................  $123,277       $59,500
Massachusetts.......................................     5,587
New Jersey..........................................   201,072        38,200
New York............................................   211,060        82,500
North Carolina......................................     6,278
Ohio................................................     9,849
Pennsylvania........................................   222,536        44,600



    For fiscal year ended August 31, 2001, it is estimated that the Distributor spent the following approximate amounts on behalf of the series:


                                                                                                COMPENSATION
                          PRINTING AND                                                            TO PRUCO*
                            MAILING              COMMISSION                                    FOR COMMISSION
                          PROSPECTUSES          PAYMENTS TO                                      PAYMENTS TO
                            TO OTHER             FINANCIAL                                     REPRESENTATIVES
                          THAN CURRENT          ADVISERS OF           OVERHEAD COSTS              AND OTHER
SERIES                    SHAREHOLDERS          DISTRIBUTOR          OF DISTRIBUTOR**            EXPENSES**
------                --------------------  --------------------  -----------------------  -----------------------
Florida.............     $4,460    (1.60%)   $153,001   (55.65%)     $111,000    (40.32%)      $6,700      (2.43%)
New Jersey..........      4,700    (1.58%)    144,000   (48.52%)      115,900    (39.05%)      32,200     (10.85%)
New York............      5,000     (1.5%)    132,100    (40.2%)      102,500     (31.2%)      89,000      (27.1%)
Pennsylvania........      5,000     (1.4%)    147,900    (41.8%)      110,600     (31.3%)      90,400      (25.5%)

                          APPROXIMATE
                             TOTAL
                             AMOUNT
                            SPENT BY
                          DISTRIBUTOR
                          ON BEHALF OF
SERIES                       SERIES
------                --------------------
Florida.............    $275,200    (100%)
New Jersey..........     296,800    (100%)
New York............     328,600    (100%)
Pennsylvania........     353,900    (100%)


------------------------------

 *Pruco Securities Corporation (Pruco), an affiliated broker-dealer.

**Including lease, utility and sales promotional expenses.


    The term "overhead costs" represents (a) the expenses of operating the branch offices of Prudential Securities and Pruco in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communication costs and the costs of stationery and supplies, (b) the cost of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.


    The amount of distribution expenses reimbursable by the Fund with respect to Class B shares is reduced by the amount of such contingent deferred sales charges with respect to redemptions of such shares.


    CLASS C PLAN. For the fiscal year ended August 31, 2001, the Distributor received the distribution fees paid by the following series of the Fund under the Class C Plan and the proceeds of initial sales charges attributable to Class C shares and the proceeds of contingent deferred sales charges paid by investors of Class C Shares on the redemption of Class C shares as set forth below:



                                                                      APPROXIMATE
                                                      APPROXIMATE     CONTINGENT
                                         AMOUNT OF   INITIAL SALES     DEFERRED
SERIES                                      FEE         CHARGES      SALES CHARGES
------                                   ---------   -------------   -------------
Florida................................  $ 43,169        $8,500          $3,100
Massachusetts..........................       218
New Jersey.............................    17,923         6,800             100
New York...............................    16,285        11,800           1,800
North Carolina.........................        14
Ohio...................................       132
Pennsylvania...........................     3,694         2,600             100


    Distribution fees were expended primarily for payment of account servicing fees.


    For the fiscal year ended August 31, 2001, the Distributor spent approximately the following amounts on behalf of the series:


                                                                                                COMPENSATION
                          PRINTING AND                                                           TO PRUCO*
                            MAILING              COMMISSION                                    FOR COMMISSION
                          PROSPECTUSES          PAYMENTS TO                                     PAYMENTS TO
                            TO OTHER             FINANCIAL                                    REPRESENTATIVES
                          THAN CURRENT          ADVISERS OF           OVERHEAD COSTS             AND OTHER
SERIES                    SHAREHOLDERS          DISTRIBUTOR          OF DISTRIBUTOR**            EXPENSES**
------                --------------------  --------------------  -----------------------  ----------------------
Florida.............     $1,300    (1.21%)    $37,700    (36.2%)     $65,200     (62.57%)      $   --        (0%)
New Jersey..........        300    (1.30%)     19,300   (83.55%)       3,500     (15.15%)          --        (0%)
New York............        300     (1.3%)     13,700    (57.7%)       6,700      (28.3%)       3,000     (12.7%)
Pennsylvania........        100     (1.7%)      2,500    (41.7%)       2,800      (46.6%)         600     (10.0%)

                           APPROXIMATE
                              TOTAL
                             AMOUNT
                            SPENT BY
                           DISTRIBUTOR
                          ON BEHALF OF
SERIES                       SERIES
------                ---------------------
Florida.............    $104,200     (100%)
New Jersey..........      23,100     (100%)
New York............      23,700     (100%)
Pennsylvania........       6,000     (100%)


------------------------------
 *Pruco Securities Corporation, an affiliated broker-dealer.
**Including lease, utility and sales promotional expenses.


    Distribution expenses attributable to the sale of Class A, Class B and Class C shares of each applicable series are allocated to each such class based upon the ratio of each such class to the sales of Class A, Class B and Class C shares of the series other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.



    The Plans provide that they shall continue in effect from year to year with respect to each applicable series, provided such continuance is approved at least annually by a vote of the Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days' nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

    Pursuant to each Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of the Rule 12b-1 Trustees shall be committed to the Rule 12b-1 Trustees.

    Pursuant to each Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws.


    MONEY MARKET SERIES PLANS OF DISTRIBUTION. Under each Plan of Distribution for each money market series, each such series reimburses the Distributor for its distribution-related expenses at the annual rate of up to .125 of 1% of the average daily net assets of the series. In March of 2001 the Connecticut Money Market Series and the Massachusetts Money Market Series merged with the Prudential Tax-Free Money Fund, Inc. As a result of the merger these series ceased to exist. For the fiscal year ended August 31, 2001, the Distributor incurred distribution expenses with respect to the money market series, all of which were recovered by the Distributor through the distribution fee paid by the series, as follows:



SERIES
------
Connecticut Money Market...................................     $ 57,805
Massachusetts Money Market.................................       71,002
New Jersey Money Market....................................      265,462
New York Money Market......................................      504,913


FEE WAIVERS/SUBSIDIES


    PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. In addition, the Distributor has contractually agreed to waive a portion of its distribution fees for Class A and Class C shares, as described above. Fee waivers and subsidies will increase a series' total return.


    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of a series may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of a series of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class of any series, all sales charges on shares of that class would be suspended.

(c) OTHER SERVICE PROVIDERS

    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for the Fund's foreign assets held outside the United States.


    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08830, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee of $13.00 per shareholder account, a new account set-up fee of $2.00 for each manually established shareholder account and a monthly inactive zero balance account fee of $20.00 per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

    For the fiscal year ended August 31, 2001, the Fund incurred approximately the following expenses for the services of PMFS on behalf of each Series:



SERIES
------
Florida....................................................     $26,000
New Jersey.................................................      79,000
New Jersey Money Market....................................      52,000
New York...................................................      95,000
New York Money Market......................................      87,000
Pennsylvania...............................................      84,000


    PricewaterhouseCoopers LLP serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


    The Manager is responsible for decisions to buy and sell securities and futures and options thereon for each series of the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions. For purposes of this section, the term "Manager" includes the Subadviser. Purchases and sales of securities on a securities exchange, which are not expected to be a significant portion of the portfolio securities of any series, are effected through brokers who charge a commission for their services. Broker-dealers may also receive commissions in connection with options and futures transactions, including the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates or one of the Subadviser's affiliates (an affiliated broker). Brokerage commissions on United States securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.



    In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal. Thus it will not deal in over-the-counter securities with Prudential Securites acting as a market-maker, and it will not execute a negotiated trade with an affiliated broker if execution involves an affiliated broker acting as principal with respect to any part of the Fund's order.



    In placing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possible combination of price and efficient execution. The Manager seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant firm are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.



    When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research-oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund.



    The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.



    When the Manager deems the purchase or sale of securities to be in the best interests of the Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Fund's Board of Trustees. Portfolio securities may not be purchased from any underwriting or selling syndicate of which an affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the Commission. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue any series' present investment objective. However, in the future in other circumstances, the Fund and/or series may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.



    Subject to the above considerations, Prudential Securities may act as a broker or futures commission merchant for the Fund. In order for an affiliated broker or Prudential Securities (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures contracts being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed upon Prudential Securities (or such affiliate) by applicable law.

    During the fiscal years ended August 31, 1999, 2000 and 2001, the series paid brokerage commissions on certain options and futures transactions as set forth below. During these periods, the series paid no brokerage commissions to any of the Fund's affiliates, including Prudential Securities.



                                                                  BROKERAGE COMMISSIONS
                                                              ------------------------------
SERIES                                                          1999       2000       2001
------                                                        --------   --------   --------
Florida.....................................................  $ 1,400    $     0    $     0
New Jersey..................................................  $ 2,975      4,051          0
New Jersey Money Market.....................................  $     0          0          0
New York....................................................  $ 7,315     10,596          0
New York Money Market.......................................  $     0          0          0
Pennsylvania................................................  $10,990      2,450     12,500



    The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents at August 31, 2001. As of August 31, 2001, no series held any securities of its regular brokers and dealers.


               CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION


    The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Florida Series, New Jersey Series, New Jersey Money Market Series, New York Series, New York Money Market Series, and Pennsylvania Series. The Florida Series, New Jersey Series and New York Series each is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z. The Pennsylvania Series is authorized to issue an unlimited number of shares, divided into three classes, designated Class A, Class B and Class C. Each class of shares represents an interest in the same assets of such series and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class,
(3) each class has a different exchange privilege, and (4) only Class B shares have a conversion feature. Class Z shares are offered exclusively for sale to a limited group of investors. The New Jersey Money Market Series and the New York Money Market Series offer only one class of shares. In accordance with the Fund's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within a series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.


    Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances. Each share of each class of a series is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to Class B shares with respect to the non-money market series, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of beneficial interest of each series is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. The Fund's shares do not have cumulative voting rights for the election of Trustees.


    The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted upon by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business.

    The Declaration of Trust and the By-Laws of the Fund are designed to make the Fund similar in certain respects to a Massachusetts business corporation. The principal distinction between a Massachusetts business corporation and a Massachusetts business trust relates to shareholder liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund, which is not the case with a corporation. The Declaration of Trust of the Fund provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareholders are not individually bound thereunder.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


    Shares of each series of the Fund, other than the money market series, may be purchased at a price equal to the next determined net asset value per share
(NAV) plus a sales charge which, at the election of the investor, may be imposed either at the time of purchase, on a deferred basis or both. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge. Class C shares are sold with a low front-end sales charge, but are also subject to a contingent deferred sales charge. Class Z shares of the Florida Series, the New Jersey Series and the New York Series are offered to a limited group of investors at NAV without any sales charges. See "How to Buy, Sell and Exchange Shares of the Series--How to Buy Shares" in each series' Prospectus.



    For a description of the methods of purchasing shares of the New Jersey Money Market Series or the New York Money Market Series, see "How to Buy, Sell and Exchange Shares of the Series--How to Buy Shares" in the money market series' Prospectuses.


    PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, fund, series and class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division. Attention: Prudential Municipal Series Fund, specifying on the wire the account number assigned by PMFS and your name and identifying the series and the class in which you are investing
(Class A, Class B, Class C or Class Z shares for the non-money market series).


    If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (4:15 p.m., New York time) on a business day, 4:30 p.m. with respect to the money market series, you may purchase shares of the Fund on that day.


    In making a subsequent purchase by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Municipal Series Fund, the series, the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares for the non-money market series), your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders using federal funds. The minimum amount which may be invested by wire is $1,000.

ISSUANCE OF FUND SHARES FOR SECURITIES

    Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or
(3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Fund's investment adviser.

SPECIMEN PRICE MAKE-UP


    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 3%, Class C shares* are sold with a front-end sales charge of 1%, and Class B* and

Class Z shares are sold at NAV. Using the NAV at August 31, 2001 of each series currently in existence (other than the New Jersey Money Market Series and the New York Money Market Series), the maximum offering prices of the series' shares are as follows:



CLASS A                                    FL     NJ     NY     PA
-------                                  ------ ------ ------ ------
Net asset value and redemption price per
 Class A share.......................... $10.70 $11.23 $12.24 $10.52
Maximum initial sales charge (3% of
 offering price)........................    .33    .35    .38    .33
                                         ------ ------ ------ ------
Maximum offering price to public........ $11.03 $11.58 $12.62 $10.85
                                         ====== ====== ====== ======

CLASS B                                    FL     NJ     NY     PA
-------                                  ------ ------ ------ ------
Net asset value, redemption price and
 offering price per Class B share*...... $10.71 $11.24 $12.24 $10.52
                                         ====== ====== ====== ======

CLASS C                                    FL     NJ     NY     PA
-------                                  ------ ------ ------ ------
Net asset value and redemption price per
 Class C share*......................... $10.70 $11.24 $12.24 $10.52
Maximum initial sales charge (1% of
 offering price)........................    .11    .11    .12    .11
                                         ------ ------ ------ ------
Offering price to public................ $10.81 $11.35 $12.36 $10.63
                                         ====== ====== ====== ======

CLASS Z                                    FL     NJ     NY     PA
-------                                  ------ ------ ------ ------
Net asset value, redemption price and
 offering price per Class Z share....... $10.70 $11.31 $12.25  N/A
                                         ====== ====== ======


------------------------
 *Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "How to Buy, Sell and Exchange Shares of the Series--How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)" in the Prospectus of each applicable series.

SELECTING A PURCHASE ALTERNATIVE (NON-MONEY MARKET SERIES ONLY)

    The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to each series (other than the money market series):

    If you intend to hold your investment in a series for less than 3 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

    If you intend to hold your investment for more than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

    If you qualify for a reduced sales charge on Class A shares, it may be more advantages for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

    If you do not qualify for a reduced sales charge on Class A shares and you purchase Class C shares, you would have to hold your investment for more than 4 years for the 1% initial sales charge plus the higher cumulative annual distribution-related fee on the Class C shares to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

REDUCTION AND WAIVER OF INITIAL SALES CHARGE--CLASS A SHARES

    Class A shares may be purchased at NAV, through the Distributor or the Transfer Agent by:

    - officers of the Prudential mutual funds (including the Fund)

    - employees of the Distributor, Prudential Securities, PI and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent


    - employees of subadvisers of the Prudential mutual funds provided that purchases at NAV are permitted by such person's employer

    - Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries

    - members of the Board of Directors of Prudential


    - real estate brokers, agents and employees of real estate brokerage companies affiliated with The Prudential Real Estate Affiliates who maintain an account at Prudential Securities, Pruco or with the Transfer Agent


    - registered representatives and employees of brokers who have entered into a selected dealer agreement with the Distributor provided that purchases at NAV are permitted by such person's employer

    - investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that
      (1) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, (2) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (3) the financial adviser served as the client's broker on the previous purchase

    - orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for the services (for example, mutual fund "wrap" or asset allocation programs)

    - orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for customer accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner and the broker-dealer, investment adviser or financial planner charges its clients a separate fee for its services (for example, mutual fund "supermarket" programs).


    In addition, current and former Directors/Trustees of the Prudential mutual funds (including the Fund) may purchase Class A shares of the Pennsylvania Series at NAV. Broker-dealers, investment advisers or financial planners sponsoring fee-based programs (such as mutual fund "wrap" or asset allocation programs and mutual fund "supermarket" programs) may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


    For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the broker facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charge is imposed upon Class A shares acquired upon the reinvestment of dividends and distributions.

    COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other series of the Fund or other Prudential mutual funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See "How to Buy, Sell and Exchange Shares of the Series--How to Buy Shares--Step 2: Choose a Share Class--Reducing or Waiving Class A's Initial Sales Charge" in the applicable Prospectus.

    An eligible group of related Fund investors includes any combination of the following:

    - an individual

    - the individual's spouse, their children and their parents

    - the individual's and spouse's Individual Retirement Account (IRA)

    - any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners)

    - a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children

    - a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse

    - one or more employee benefit plans of a company controlled by an individual.

    In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

    The Transfer Agent, the Distributor or your broker must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

    LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the investment, within a thirteen-month period, of a specific dollar amount in the Fund and other Prudential mutual funds (Letter of Intent).

    For purposes of the Letter of Intent, the value of all shares of the Fund and shares of other Prudential mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent or its affiliates, and through your broker, will not be aggregated to determine the reduced sales charge.

    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the investor. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the investor's cost, can be applied to the fulfillment of the Letter of Intent goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not satisfied within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

    The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. Letters of intent are not available to individual participants in any retirement or group plans.

CLASS B SHARES

    The offering price of Class B shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your broker or the Distributor. Redemptions of Class B shares may be subject to a CDSC. See "Contingent Deferred Sales Charge" below.

    The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to brokers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee.

CLASS C SHARES

    The offering price of Class C shares is the next determined NAV plus a 1% sales charge. In connection with the sale of Class C shares, the Distributor will pay, from its own resources, brokers, financial advisers and other persons which distribute Class C shares a sales commission of up to 2% of the purchase price at the time of the sale.

WAIVER OF INITIAL SALES CHARGE--CLASS C SHARES


    INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT
COMPANIES. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company which were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. Investors eligible for this waiver include:
(i) investors purchasing shares through an account at Prudential Securities;
(ii) investors purchasing shares through a Pruco COMMAND Account or an Investor Account with Pruco; and (iii) investors purchasing shares through other brokers. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify your broker if you are entitled to this waiver and provide it with such supporting documents as it may deem appropriate.


CLASS Z SHARES


    MUTUAL FUND PROGRAMS. Class Z shares of the Florida, New Jersey and New York Series also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes mutual funds as investment options and the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:



    - mutual fund "wrap" or asset allocation programs, where the sponsor places Fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services



    - mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


    OTHER TYPES OF INVESTORS. Class Z shares of the Florida, New Jersey and New York Series currently also are available for purchase by the following categories of investors:



    - certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available investment option



    - current and former Directors/Trustees of the Prudential mutual funds (including the Fund)


    - Prudential, with an investment of $10 million or more.

    In connection with the sale of Class Z shares,the Manager, the Distributor or one of their affiliates may pay dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the net asset value of shares sold by such persons.

RIGHTS OF ACCUMULATION

    Reduced sales charges also are available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Fund and shares of other Prudential mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. Rights of Accumulation may be applied across the classes of the Prudential mutual funds. The value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "Risk/Return Summary--Evaluating Performance" in the Prospectus.


    The Distributor or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investors' holdings.


SALE OF SHARES


    You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a broker, your broker must receive your sell order before the Fund computes its NAV for the day (that is, 4:15 p.m., New York time (with respect to the non-money market series of the Fund), 4:30 p.m., New York time; (with respect to the money market series of the
Fund)) in order to receive that day's NAV. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.


    If you hold shares of the Fund through Prudential Securities, you must redeem your shares through Prudential Securities. Please contact your Prudential Securities financial adviser.


    In order to redeem shares, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the Transfer Agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101-8179, to the Distributor, or to your broker.



    SIGNATURE GUARANTEE.  If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the Transfer Agent's records, or
(4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the Transfer Agent the signature(s) on the redemption request, or stock power must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquires of, any eligible guarantor institution. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.



    Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent, the Distributor or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times
(1) when the New York Stock Exchange is closed for other than customary weekends and holidays, (2) when trading on such Exchange is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.


    Payment for redemption of recently purchased shares will be delayed until the Fund or its Transfer Agent has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.


    EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions or Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at (800) 225-1852.


    REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

    INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Board of Trustees may redeem all of the shares of any shareholder whose account has a net asset value of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

    90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest back into your account any portion or all of the proceeds of such redemption in shares of the same Series at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will on a PRO RATA basis). You must notify the Transfer Agent, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised, to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below.

CONTINGENT DEFERRED SALES CHARGE

    Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within 18 months of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The

CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor.

    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "Shareholder Investment Account--Exchange Privilege" below.

    The following table sets forth the rates of the CDSC applicable to redemption of Class B shares:

                                                  CONTINGENT DEFERRED SALES
                                                   CHARGE AS A PERCENTAGE
              YEAR SINCE PURCHASE                  OF DOLLARS INVESTED OR
                  PAYMENT MADE                       REDEMPTION PROCEEDS
------------------------------------------------  -------------------------
First...........................................            5.0%
Second..........................................            4.0%
Third...........................................            3.0%
Fourth..........................................            2.0%
Fifth...........................................            1.0%
Sixth...........................................            1.0%
Seventh.........................................            None

    In determining whether a CDSC is applicable to redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class B shares made during the preceding six years and 18 months for Class C shares then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

    For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represent appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

    For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

    The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

    The CDSC also will be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. For more information, call Prudential at (800) 353-2847.

    Finally, the CDSC will be waived to the extent that the proceeds from shares redeemed are invested in Prudential mutual funds, The Guaranteed Investment Account, the Guaranteed Insulated Separate Account or units of The Stable Value Fund.

    SYSTEMATIC WITHDRAWAL PLAN. The CDSC will be waived (or reduced) on certain redemptions effected through the Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached.

    In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Fund.

    You must notify the Fund's Transfer Agent either directly or through your broker, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

CATEGORY OF WAIVER                                REQUIRED DOCUMENTATION
Death                                             A copy of the shareholder's death certificate
                                                  or, in the case of a trust, a copy of the
                                                  grantor's death certificate, plus a copy of the
                                                  trust agreement identifying the grantor.

Disability-An individual will be considered       A copy of the Social Security Administration
disabled if he or she is unable to engage in any  award letter or a letter from a physician on the
substantial gainful activity by reason of any     physician's letterhead stating that the
medically determinable physical or mental         shareholder (or, in the case of a trust, the
impairment which can be expected to result in     grantor (a copy of the trust agreement
death or to be of long-continued and indefinite   identifying the grantor will be required as
duration.                                         well)) is permanently disabled. The letter must
                                                  also indicate the date of disability.

    The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

QUANTITY DISCOUNT--CLASS B SHARES PURCHASED PRIOR TO AUGUST 1, 1994

    The CDSC is reduced on redemptions of Class B shares of a series of the Fund purchased prior to August 1, 1994 if immediately after a purchase of such shares, the aggregate cost of all Class B shares of a series of the Fund owned by you in a single account exceeded $500,000. For example, if you purchased $100,000 of Class B shares of a series of the Fund and the following year purchased an additional $450,000 of Class B shares with the result that the aggregate cost of your Class B shares of a series of the Fund following the second purchase was $550,000, the quantity discount would be available for the second purchase of $450,000 but not for the first purchase of $100,000. The quantity discount will be imposed at the following rates depending on whether the aggregate value exceeded $500,000 or $1 million:

                              CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF DOLLARS INVESTED
                                   OR REDEMPTION PROCEEDS
   YEAR SINCE PURCHASE     ---------------------------------------
      PAYMENT MADE         $500,001 TO $1 MILLION  OVER $1 MILLION
-------------------------  ----------------------  ---------------
First....................           3.0%                 2.0%
Second...................           2.0%                 1.0%
Third....................           1.0%                 0 %
Fourth and thereafter....           0  %                 0 %

    You must notify the Transfer Agent, the Distributor, or your Dealer, at the time of redemption, that you are entitled to the reduced CDSC. The reduced CDSC will be granted subject to confirmation of your holdings.

CONVERSION FEATURE--CLASS B SHARES

    Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.

    Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula:
(1) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (2) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

    For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (that is, $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

    Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted.

    For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year would not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

    The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (1) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Internal Revenue Service Code and (2) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

                         SHAREHOLDER INVESTMENT ACCOUNT


    Upon the initial purchase of shares of the Fund, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by the Transfer Agent. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to its shareholders the following privileges and plans.


AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

    For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a series at net asset value per share. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any such dividends or distributions at NAV by returning the check to the Transfer Agent within 30 days after the payment date. The reinvestment will be made at the NAV per share next determined after receipt of the check by the Transfer Agent. Shares purchased with reinvested dividends and/or distributions will not be subject to CDSC upon redemption.

EXCHANGE PRIVILEGE

    Each series makes available to its shareholders the privilege of exchanging their shares of a series for shares of other series of the Fund and certain other Prudential mutual funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential mutual funds may also be exchanged for shares of the series of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws.

    It is contemplated that the Exchange Privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

    In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 a.m. and 8:00 p.m., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

    If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

    If you hold certificates, the certificates must be returned in order for the shares to be exchanged.


    You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101-8179.



    In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC at the address noted above.


    CLASS A. Shareholders of the Fund may exchange their Class A shares for Class A shares of other series of the Fund or certain other Prudential mutual funds and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of the Prudential mutual funds participating in the exchange privilege.

    The following money market funds participate in the Class A exchange privilege:

       Prudential California Municipal Fund
        (California Money Market Series)

       Prudential Government Securities Trust
        (Money Market Series)
        (U.S. Treasury Money Market Series)

       Prudential Municipal Series Fund
        (New Jersey Money Market Series)
        (New York Money Market Series)

       Prudential MoneyMart Assets, Inc.

       Prudential Tax-Free Money Fund, Inc.


    CLASS B AND CLASS C. Shareholders of each non-money market series may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of other series of the Fund or certain other Prudential mutual funds and shares of Special Money Market Fund, Inc., a money market mutual fund. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.


    Class B and Class C shares of the Fund may also be exchanged for shares of an eligible money market fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being exchanged first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month.Thus, if shares are exchanged into the Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

    At any time after acquiring shares of other funds participating in the Class B or Class C Exchange Privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of a series, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.

    CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential mutual funds.

    SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV and for shareholders who qualify to purchase Class Z shares. Under this exchange privilege, amounts representing any Class B and Class C shares which are not subject to a CDSC held in such a shareholder's account will be automatically exchanged for Class A shares for shareholders who qualify to purchase Class A shares at NAV on a quarterly basis, unless the shareholder elects otherwise.


    Shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B and Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B and Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Pruco or another broker that they are eligible for this special exchange privilege.


    Participants in any fee-based program for which a series is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at net asset value.

    Additional details about the exchange privilege and prospectuses for each of the Prudential mutual funds are available from the Fund's Transfer Agent, the Distributor or your broker. The exchange privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares. See "How to Buy, Sell and Exchange Shares of the Series--How to Exchange Your Shares--Frequent Trading" in the Prospectus.

DOLLAR COST AVERAGING (NOT APPLICABLE TO THE MONEY MARKET SERIES)

    Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.


    Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $22,500 at a private college and around $10,600 at a public university. Assuming these costs increase at a rate of 7% a year, the cost of one year at a private college could reach $44,300 and over $21,000 at a public university in 10 years.(1)


    The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.(2)


                   PERIOD OF
              MONTHLY INVESTMENTS:                $100,000   $150,000   $200,000   $250,000
              --------------------                --------   --------   --------   --------
25 Years........................................   $  105     $  158     $  210     $  263
20 Years........................................      170        255        340        424
15 Years........................................      289        438        578        722
10 Years........................................      547        820      1,093      1,366
 5 Years........................................    1,361      2,041      2,721      3,402


See "Automatic Investment Plan (AIP)" below.
------------------------

(1)Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges. Average costs for private institutions include tuition, fees, room and board for the 1998-1999 academic year.


(2)The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

AUTOMATIC INVESTMENT PLAN (AIP)

    Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of a series by authorizing his or her bank account or Prudential Securities account (including a Prudential Securities COMMAND Account) to be debited to invest specified dollar amounts for subsequent investment into the series. The investor's bank must be a member of the Automatic Clearing House System.

    Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your broker.

SYSTEMATIC WITHDRAWAL PLAN


    A systematic withdrawal plan is available to shareholders through the Distributor, the Transfer Agent or your broker. The withdrawal plan provides for monthly, quarterly, semi-annual or annual redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC. See "How to Buy, Sell and Exchange Shares of the Series--How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)" in the Prospectus of each applicable series.


    In the case of shares held through the Transfer Agent, (1) a $10,000 minimum account value applies, (2) systematic withdrawals may not be for less than $100 and (3) all dividends and/or distributions must be automatically reinvested in additional full and fractional shares of the Fund in order for the shareholder to participate in the plan. See "Automatic Reinvestment of Dividends and/or Distributions" above.


    The Transfer Agent, the Distributor or your broker act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholders.


    Systematic withdrawal payments should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.


    Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A and Class C shares and (ii) the redemption of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the systematic withdrawal plan.


HOW TO REDEEM SHARES OF THE MONEY MARKET SERIES


    Redemption orders submitted to and received by PMFS will be effected at the net asset value next determined after receipt of the order. Shareholders of the New Jersey Money Market Series and the New York Money Market Series (other than Prudential Securities clients for whom Prudential Securities has purchased shares of such money market series) may use Check Redemption, Expedited Redemption or Regular Redemption.


  CHECKWRITING REDEMPTION

    Shareholders are subject to the Custodian's rules and regulations governing checkwriting redemption privileges, including the right of the Custodian not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment.

    Shares for which certificates have been issued are not available for redemption to cover checks. A shareholder should be certain that adequate shares for which certificates have not been issued are in his or her account to cover the amount of the check. Also, shares purchased by check are not available for check redemptions until 10 days after receipt of the purchase check by PMFS unless the Fund or PMFS has been advised that the purchase check has been honored. Such delay may be avoided by purchasing shares by certified check or by wire. If insufficient shares are in the account, or if the purchase was made by check within 10 days, the check is returned marked "insufficient funds." Since the dollar value of an account is constantly changing, it is not possible for a shareholder to determine in advance the total value of his or her account so as to write a check for the redemption of the entire account.

    There is a service charge of $5.00 payable to PMFS to establish the checkwriting redemption privilege and to order checks. The Custodian and the Fund have reserved the right to modify this checkwriting privilege or to impose a charge for each check presented for payment for any individual account or for all accounts in the future.

    The Fund or PMFS may terminate Checkwriting Redemption Privilege at any time upon 30 days' notice to participating shareholders. To receive further information, contact Prudential Mutual Fund Services LLC, Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

  EXPEDITED REDEMPTION

    To request an Expedited Redemption by telephone, a shareholder should call PMFS at (800) 225-1852. Calls must be received by PMFS before 4:30 P.M., New York time. Requests by letter should be addressed to Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5015.

    In order to change the name of the commercial bank or account designated to receive redemption proceeds, it is necessary to execute a new Expedited Redemption Authorization Form and submit it to PMFS at the address set forth above. Requests to change a bank or account must be signed by each shareholder and each signature must be guaranteed by an "eligible guarantor institution" as defined below. PMFS may request further documentation from corporations, executors, administrators, trustees or guardians.

    To receive further information, investors should contact PMFS at
(800) 225-1852.

  REGULAR REDEMPTION


    Shareholders may redeem their shares by sending to PMFS, at the address set forth above, a written request, accompanied by share certificates, if issued. If the proceeds of the redemption (a) exceed $100,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request or stock power must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Fund may change the signature guarantee requirements from time to time on notice to shareholders, which may be given by means of a new Prospectus. All correspondence concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC,
Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010. Regular redemption is made by check sent to the shareholder's address of record.


MUTUAL FUND PROGRAMS

    From time to time, the Fund (or a series of the Fund) may be included in a mutual fund program with other Prudential mutual funds. Under such a program, a group of portfolios will be selected and thereafter promoted collectively. Typically, these programs are created with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.


    The mutual funds in the program may be purchased individually or as part of the program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their Prudential Securities Financial Advisor, Prudential/Pruco Financial Professional, or other broker concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.


                                NET ASSET VALUE

    The net asset value per share (NAV) of a series is the net worth of such series (assets, including securities at value, minus liabilities) divided by the number of shares of such series outstanding. NAV is calculated separately for each class. The Fund will compute the NAV of each such series (except the money market series) once daily at 4:15 p.m., New York time, on days the New York Stock Exchange is open for trading, except on days on which no orders to purchase, sell or redeem shares of the series have been received or on days on which changes in the value of the series' portfolio securities do not affect NAV. The Fund will compute the NAV of the money market series at 4:30 p.m., New York time, on days the New York Stock Exchange is open for trading, except on days on which no orders to purchase, sell or redeem shares of the money market series have been received or on days on which changes in the value of the money market series' portfolio securities do not affect NAV. In the event the New York Stock Exchange closes early on any business day, the NAV of the Fund's shares shall be determined at a time between such closing and 4:15 p.m., New York time (with respect to shares of the non-money market series of the Fund) and between such closing and 4:30 p.m., New York time (with respect to the money market series of the Fund). The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    Portfolio securities for which market quotations are readily available are valued at their bid quotations. When market quotations are not readily available, such securities and other assets are valued at fair value in accordance with procedures adopted by the Trustees. Under these procedures the Fund values municipal securities on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The Trustees believe that reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities. As a result, depending on the particular tax-exempt securities owned by the Fund, it is likely that most of the valuations for such securities will be based upon fair value determined under the foregoing procedures. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original term to maturity was less than 60 days, or are valued at amortized cost on the 60th day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    The money market series use the amortized cost method to determine the value of their portfolio securities in accordance with regulations of the Commission. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity. The method does not take into account unrealized capital gains and losses which may result from the effect of fluctuating interest rates on the market value of the security.

    With respect to the money market series, the Trustees have determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase instruments having remaining maturities of thirteen months or less and to invest only in securities determined by the investment adviser under the supervision of the Trustees to present minimal credit risks and to be of eligible quality in accordance with regulations of the Commission. The Trustees have adopted procedures designed to stabilize, to the extent reasonably possible, the money market series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the money market series' portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the money market series' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to prospective investors or existing shareholders, the Trustees will take such corrective action as they consider necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, the withholding of dividends, redemptions of shares in kind, or the use of available market quotations to establish a NAV.

                            PERFORMANCE INFORMATION

  ALL SERIES (EXCEPT THE MONEY MARKET SERIES)


    YIELD. Each series may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares. The yield will be computed by dividing the series' net investment income per share earned during this 30-day period by the NAV on the last day of this period. The average number of shares used in determining the net investment income per share will be the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. In accordance with Commission regulations, income will be computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period, which includes management and distribution fees. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described in the Prospectus of each series. The yields for the 30 days ended August 31, 2001 were as follows:


                      CLASS A  CLASS B  CLASS C
                      -------  -------  -------
SERIES                 YIELD    YIELD    YIELD
------                -------  -------  -------
Florida.............   3.74%    3.61%    3.33%
New Jersey..........   3.53     3.39     3.12
New York............   3.54     3.41     3.13
Pennsylvania........   3.91     3.78     3.50

                      CLASS Z
                      -------
SERIES                 YIELD
------                -------
Florida.............   4.10%
New Jersey..........   3.89
New York............   3.90
Pennsylvania........   N/A


    The series' yield is computed according to the following formula:

                            a - b
               YIELD = 2[( -------   +1)to the power of 6 - 1]
                             cd

    Where:  a  =  dividends and interest earned during the period.
            b  =  expenses accrued for the period (net of reimbursements).
            c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
            d  =  the maximum offering price per share on the last day of the period.


    Each series may also calculate the tax equivalent yield over a 30-day period. The tax equivalent yield will be determined by first computing the yield as discussed above. The series will then determine what portion of that yield is attributable to securities, the income on which is exempt for federal income tax purposes. This portion of the yield will then be divided by one minus the state tax rate times one minus the federal tax rate and then added to the portion of the yield that is attributable to other securities. For the 30 days ended
August 31, 2001, the tax equivalent yields (assuming a federal tax rate of 39.1%) were as follows:

                      CLASS A          CLASS B          CLASS C          CLASS Z
                  ---------------  ---------------  ---------------  ---------------
                  TAX EQUIVALENT   TAX EQUIVALENT   TAX EQUIVALENT   TAX EQUIVALENT
SERIES              YIELD            YIELD            YIELD            YIELD
----------------  ---------------  ---------------  ---------------  ---------------
Florida.........       6.14%            5.93%            5.47%            6.73%
New Jersey......       5.89             5.66             5.21             6.49
New York........       5.94             5.72             5.25             6.54
Pennsylvania....       6.29             6.08             5.63           N/A


    AVERAGE ANNUAL TOTAL RETURN. Each series of the Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares.

    Average annual total return is computed according to the following formula:

                         P(1+T)to the power of n = ERV

Where:  P = a hypothetical initial payment of $1000.
        T = average annual total return.
        n = number of years.
        ERV = Ending Redeemable Value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods.

    Average annual total return assumes reinvestment of all dividends and distribution and takes into account any applicable initial or contingent deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

    The average annual total return (with and without management subsidies and waivers), for the Class A, Class B, Class C and Class Z shares of the series (other than the money market series) for the periods ended August 31, 2001 are set forth below. The average annual total return for the since inception period is provided for each class the inception date of which is after September 1, 1990. The average annual total return for the ten year period is provided for each class the inception date of which was on or before September 1, 1990.


                                           CLASS A
                 -----------------------------------------------------------
                          WITH                    WITHOUT
                     SUBSIDY/WAIVER           SUBSIDY/WAIVER
                 -----------------------  -----------------------
                               TEN YEARS                TEN YEARS
                  ONE   FIVE   OR SINCE    ONE   FIVE   OR SINCE   INCEPTION
SERIES           YEAR*  YEARS  INCEPTION  YEAR*  YEARS  INCEPTION    DATE
------           -----  -----  ---------  -----  -----  ---------  ---------
Florida........  6.61%  5.69%      6.61%  6.61%  5.63%      6.08%  12/28/90
New Jersey.....  7.35   5.69       6.27   7.35   5.67       6.13    1/22/90
New York.......  7.33   6.00       6.60   7.33   5.98       6.58    1/22/90
Pennsylvania...  6.77   5.33       6.29   6.77   5.31       6.27    1/22/90

                                           CLASS B
                 -----------------------------------------------------------
                          WITH                    WITHOUT
                     SUBSIDY/WAIVER           SUBSIDY/WAIVER
                 -----------------------  -----------------------
                               TEN YEARS                TEN YEARS
                  ONE   FIVE   OR SINCE    ONE   FIVE   OR SINCE   INCEPTION
SERIES           YEAR*  YEARS  INCEPTION  YEAR*  YEARS  INCEPTION    DATE
------           -----  -----  ---------  -----  -----  ---------  ---------
Florida........  4.64%  5.84%      6.08%  4.64%  5.78%      5.83%    8/1/94
New Jersey.....  5.29   5.84       6.21   5.29   5.82       6.07     3/4/88
New York.......  5.28   6.15       6.54   5.28   6.13       6.52    9/13/84
Pennsylvania...  4.79   5.47       6.23   4.79   5.45       6.21     4/3/87


* Effective September 1, 1997, the Manager discontinued its voluntary waiver of its management fee.

                                           CLASS C
                 -----------------------------------------------------------
                          WITH                    WITHOUT
                     SUBSIDY/WAIVER           SUBSIDY/WAIVER
                 -----------------------  -----------------------
                  ONE   FIVE     SINCE     ONE   FIVE     SINCE    INCEPTION
SERIES           YEAR*  YEARS  INCEPTION  YEAR*  YEARS  INCEPTION    DATE
------           -----  -----  ---------  -----  -----  ---------  ---------
Florida........  7.29%  5.52%      5.03%  7.29%  5.46%      4.64%   7/26/93
New Jersey.....  7.93   5.52       5.44   7.93   5.50       5.38     8/1/94
New York.......  7.92   5.83       5.65   7.92   5.81       5.63     8/1/94
Pennsylvania...  7.44   5.16       5.22   7.44   5.14       5.34     8/1/94

                                    CLASS Z
                 ---------------------------------------------
                       WITH            WITHOUT
                  SUBSIDY/WAIVER    SUBSIDY/WAIVER
                 ----------------  ----------------
                  ONE     SINCE     ONE     SINCE    INCEPTION
SERIES           YEAR*  INCEPTION  YEAR*  INCEPTION    DATE
------           -----  ---------  -----  ---------  ---------
Florida........  10.18%     6.00%  10.18%     5.96%   12/6/96
New Jersey.....  10.80      6.26   10.80      6.24    12/6/96
New York.......  10.82      6.33   10.82      6.31    12/6/96
Pennsylvania...  N/A      N/A      N/A      N/A        N/A


* Effective September 1, 1997, the Manager discontinued its voluntary waiver of its management fee.

    AGGREGATE TOTAL RETURN. Each series of the Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares.

    Aggregate total return represents the cumulative change in the value of an investment in a series of the Fund and is computed according to the following formula:

                                     ERV-P
                                     ------
                                       P

    Where: P = a hypothetical initial payment of $1000.

           ERV = Ending Redeemable Value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

    Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

    The aggregate total return for the Class A, Class B, Class C and Class Z shares of each series for the periods ended August 31, 2001 are set forth below. The aggregate total return for the since inception period is provided for each class the inception date of which is after September 1, 1990. The aggregate total return for the ten year period is provided for each class the inception date of which was on or before September 1, 1990.



                                      CLASS A                                   CLASS B
                      ----------------------------------------  ----------------------------------------
                                     AGGREGATE                                 AGGREGATE
                                       TOTAL                                     TOTAL
                                       RETURN                                    RETURN
                      ----------------------------------------  ----------------------------------------
                                      10 YR. OR                                 10 YR. OR
                                        SINCE      INCEPTION                      SINCE      INCEPTION
SERIES                1 YR.*  5 YR.   INCEPTION      DATE       1 YR.*  5 YR.   INCEPTION      DATE
------                ------  ------  ---------  -------------  ------  ------  ---------  -------------
Florida.............   9.91%  35.94%    95.55%     12/28/90      9.64%  33.79%    51.92%       8/1/94
New Jersey..........  10.67   35.96     89.39       1/22/90     10.29   33.81     82.73        3/4/88
New York............  10.65   37.95     95.30       1/22/90     10.28   35.76     88.42       9/13/84
Pennsylvania........  10.07   33.67     89.80       1/22/90      9.79   31.53     83.09        4/3/87


* Effective September 1, 1997, the Manager discontinued its voluntary waiver of its management fee.


                                      CLASS C                                   CLASS Z
                      ----------------------------------------  ----------------------------------------
                                     AGGREGATE                                 AGGREGATE
                                       TOTAL                                     TOTAL
                                       RETURN                                    RETURN
                      ----------------------------------------  ----------------------------------------
                                        SINCE      INCEPTION                      SINCE      INCEPTION
SERIES                1 YR.*  5 YR.   INCEPTION      DATE       1 YR.*  5 YR.*  INCEPTION      DATE
------                ------  ------  ---------  -------------  ------  ------  ---------  -------------
Florida.............   9.37%  32.14%    50.34%      7/26/93     10.18%    N/A    31.77%       12/6/96
New Jersey..........  10.02   32.16     47.05        8/1/94     10.80     N/A    33.33        12/6/96
New York............  10.01   34.09     49.11        8/1/94     10.82     N/A    33.73        12/6/96
Pennsylvania........   9.52   29.89     44.84        8/1/94       N/A     N/A      N/A        N/A


* Effective September 1, 1997, the Manager discontinued its voluntary waiver of its management fee.


    The aggregate total return for the Class A, Class B, Class C and Class Z shares of each series for the periods ended August 31, 2001, without the management subsidies and waivers are set forth below. The aggregate total return for the since inception period is provided for each class the inception date of which is after September 1, 1990. The aggregate total return for the ten year period is provided for each class the inception date of which was on or before September 1, 1990.



                                      CLASS A                                   CLASS B
                      ----------------------------------------  ----------------------------------------
                                  AGGREGATE TOTAL                           AGGREGATE TOTAL
                                       RETURN                                    RETURN
                                      WITHOUT                                   WITHOUT
                                   SUBSIDY/WAIVER                            SUBSIDY/WAIVER
                      ----------------------------------------  ----------------------------------------
                                      10 YR. OR                                 10 YR. OR
                                        SINCE      INCEPTION                      SINCE      INCEPTION
SERIES                1 YR.*  5 YR.   INCEPTION      DATE       1 YR.*  5 YR.   INCEPTION      DATE
------                ------  ------  ---------  -------------  ------  ------  ---------  -------------
Florida.............   9.91%  35.56%    86.05%     12/28/90      9.64%  33.42%    49.37%       8/1/94
New Jersey..........  10.67   35.84     86.86       1/22/90     10.29   33.69     80.29        3/4/88
New York............  10.65   37.84     94.98       1/22/90     10.28   35.65     88.11       9/13/84
Pennsylvania........  10.07   33.54     89.49       1/22/90      9.79   31.41     82.75        4/3/87


* Effective September 1, 1997, the Manager discontinued its voluntary waiver of its management fee.

                                      CLASS C                                   CLASS Z
                      ----------------------------------------  ----------------------------------------
                                  AGGREGATE TOTAL                           AGGREGATE TOTAL
                                       RETURN                                    RETURN
                                      WITHOUT                                   WITHOUT
                                   SUBSIDY/WAIVER                            SUBSIDY/WAIVER
                      ----------------------------------------  ----------------------------------------
                                        SINCE      INCEPTION                      SINCE      INCEPTION
SERIES                1 YR.*  5 YR.   INCEPTION      DATE       1 YR.*  5 YR.*  INCEPTION      DATE
------                ------  ------  ---------  -------------  ------  ------  ---------  -------------
Florida.............   9.37%  31.77%    45.84%      7/26/93     10.18%    N/A    31.52%       12/6/96
New Jersey..........  10.02   32.04     46.40        8/1/94     10.80     N/A    33.21        12/6/96
New York............  10.01   33.98     48.87        8/1/94     10.82     N/A    33.62        12/6/96
Pennsylvania........   9.52   29.77     44.57        8/1/94       N/A     N/A      N/A        N/A


* Effective September 1, 1997, the Manager discontinued its voluntary waiver of its management fee.


 THE NEW JERSEY MONEY MARKET SERIES AND THE NEW YORK MONEY MARKET SERIES



    The money market series will prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the money market series' portfolio and its operating expenses. The money market series may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The New Jersey Money Market Series and New York Money Market Series' annualized seven-day current yield as of August 31, 2001 was 1.74%, and 3.87%, respectively. The New Jersey Money Market Series and New York Money Market Series' effective annual yield as of August 31, 2001 was 1.76% and 3.95%, respectively.



    The money market series may also calculate the tax equivalent yield over a 7-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The series will then determine what portion of that yield is attributable to securities, the income on which is exempt for federal income tax purposes. This portion of the yield will then be divided by one minus the state tax rate times one minus the federal tax rate and then added to the portion of the yield that is attributable to other securities. The New Jersey Money Market Series and New York Money Market Series' 7-day tax equivalent yield (assuming a federal tax rate of 39.1%) as of August 31, 2001 was 3.05% and 6.82%, respectively.


    Comparative performance information may be used from time to time in advertising or marketing the money market series' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report or other industry publications.

    The money market series' yield fluctuates, and an annualized yield quotation is not a representation by the money market series as to what an investment in the money market series will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the money market series is held, but also on any realized or unrealized gains and losses and changes in the money market series' expenses.


    ADVERTISING. Advertising materials for each series may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the series manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for each series' also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.



    From time to time, advertising materials for each series' may include information concerning retirement and investing for retirement, may refer to the approximate number of series' shareholders and may refer to

Lipper rankings or Morningstar ratings, other related analyses supporting those ratings, other industry publications, business periodicals and market indexes. In addition, advertising materials may reference studies or analyses performed by the Manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risk of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.


    From time to time, the performance of the series may be measured against various indexes. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation.(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE
COMPARISON OF DIFFERENT
TYPES OF INVESTMENTS
OVER THE LONG TERM
(12/31/1925-12/31/2000)

COMMON STOCKS  LONG-TERM GOV'T. BONDS  INFLATION
11.1%                            5.3%       3.1%

    (1)Source: Ibbotson Associates, "Stocks, Bonds, Bills and Inflation--1999 Yearbook" (annually updates the work of Roger G. Ibbotson and Rex A. Sinquefield). All rights reserved. Common stock returns are based on the Standard & Poor's 500 Composite Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only, and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

DISTRIBUTIONS


    All of the Fund's net investment income is declared as a dividend each business day. Shares will begin earning dividends on the day following the date on which the shares are issued, the date of issuance customarily being the "settlement" date. Shares continue to earn dividends until they are redeemed. Unless the shareholder elects (by notice to the Dividend Disbursing Agent by the first business day of the month) to receive monthly cash payments of dividends, such dividends will be automatically reinvested in additional series shares monthly at net asset value on the payable date. In the event an investor redeems all the shares in his or her account at any time during the month, all dividends declared to the date of redemption will be paid to him or her at the time of the redemption. The Fund's net investment income on weekends, holidays and other days on which the Fund is closed for business will be declared as a dividend on shares outstanding on the close of the last business day on which the Fund was open for business. Accordingly, a shareholder who redeems his or her shares effective as of 4:15 p.m. (4:30 p.m. for the money market series), New York time, on a Friday earns a dividend which reflects the income earned by the Fund on the following Saturday and Sunday. On the other hand, an investor whose purchase order is effective as of 4:15 p.m. (4:30 p.m. for the money market series), New York time, on a Friday does not begin earning dividends until the following business day. Net investment income consists of interest income accrued on portfolio securities less all expenses, calculated daily.


    Realized net capital gains, if any, will be distributed annually and, unless the shareholder elects to receive them in cash, will be automatically reinvested in additional shares of a series.



    The per share dividends on Class B shares and Class C shares of a series will generally be lower than the per share dividends on Class A and Class Z shares of the series as a result of the higher distribution-related fee applicable with respect to the Class B and Class C shares. The per share dividends on Class A shares will be lower than the per share dividends on Class Z shares, since Class Z shares bear no distribution-related fee. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of shares. See "Net Asset Value" above.


    Annually, the Fund will mail to shareholders information regarding the tax status of dividends and distributions made by the Fund in the calendar year. The Fund intends to report the proportion of all distributions that were tax-exempt for that calendar year. The percentage of income designated as tax-exempt for the calendar year may be substantially different from the percentage of the Fund's income that was tax-exempt for a particular period.

FEDERAL TAXATION

    Under the Internal Revenue Code, each series of the Fund is treated as a separate entity for federal income tax purposes.


    Each series of the Fund is qualified as, intends to remain qualified as, and has elected to be treated as a regulated investment company under the requirements of Subchapter M of the Internal Revenue Code for each taxable year. If so qualified, each series will not be subject to federal income taxes on any net investment income and capital gains, if any, realized during the taxable year which are distributed to shareholders. In addition, each series intends to make distributions in accordance with the provisions of the Internal Revenue Code so as to avoid the 4% excise tax on certain amounts remaining undistributed at the end of each calendar year. In order to qualify as a regulated investment company under the Internal Revenue Code, each series of the Fund generally must, among other things, (a) derive at least 90% of its annual gross income (without offset for losses from the sale or other disposition of stock, securities, or foreign currency) from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or options thereon or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock or securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the assets of the series is represented by cash, U.S. government securities and other stock or securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the assets of the series and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the assets of the series is invested in the securities of any one issuer (other than U.S. government securities); and (c) distribute to its shareholders at least 90% of its net investment income, including net short-term capital gains (I.E., the excess of net short-term capital gains over net long-term capital losses), and 90% of its net tax-exempt interest income in each year.


    Qualification of the Fund as a regulated investment company under the Internal Revenue Code will be determined at the level of each series and not at the level of the Fund. Accordingly, the determination of whether any particular series qualifies as a regulated investment company will be based on the activities of that series, including the purchases and sales of securities and the income received and expenses incurred in that series. Net capital gains of a series which are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of that series.

    Subchapter M permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal or other obligations the interest on which is exempt for federal income tax purposes. Distributions to shareholders of tax-exempt interest earned by any series of the Fund for the taxable year are not subject to federal income tax (except for possible application of the alternative minimum tax). Substitute payments in lieu of interest received with respect to loaned tax-exempt securities will not be tax exempt. Interest from "specified" private activity bonds, including private activity bonds issued after August 6, 1986, is treated as an item of tax preference for purposes of the alternative minimum tax on individuals and the alternative minimum tax on corporations. To the extent interest on such bonds is distributed to shareholders of any series of the Fund, shareholders may be subject to the alternative minimum tax on such distributions. Moreover, exempt-interest dividends, whether or not on private activity bonds, that are held by corporations will be taken into account in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income (determined without regard to such adjustment and the alternative tax net operating loss deduction). Exempt-interest dividends must also be taken into account in determining (i) the foreign branch profits tax imposed on the effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations and (ii) the tax liability of subchapter S corporations with accumulated C corporation earnings and profits.



    AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences of an investment in the Portfolio.


    Distributions of taxable net investment income and of the excess of net short-term capital gains over net long-term capital losses are taxable to shareholders as ordinary income. None of the income distributions of the Fund will be eligible for the deduction for dividends received by corporations.


    Since each series is treated as a separate entity for federal income tax purposes, the determination of the amount of capital gains and loses, the identification of these gains and loses as short term or long term and the netting thereof and the determination of the amount and nature (taxable or tax-exempt) of dividends of a particular series will be based on the purchases and sales of securities and the income received and expenses incurred in that series.



    Gain or loss realized by a series from the sale of securities generally will be treated as capital gain or loss; however, gain from the sale of certain securities (including municipal obligations) will be treated as taxable ordinary income to the extent of any "market discount." Market discount generally is the excess, if any, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjusted issue price of the security) over the price paid by the series for the security. Original issue discount that accrues in a taxable year is treated as income earned by a series and therefore is subject to the distribution requirements of the Internal Revenue Code. Because the original issue discount income earned by the series in a taxable year may not be represented by cash income, the series may have to dispose of other securities and use the proceeds to make distributions to satisfy the Internal Revenue Code's distribution requirements.



    Each series' gains and losses on the sale, lapse, or other termination of call options it holds on financial futures contracts will generally be treated as gains and losses from the sale of financial futures contracts. If call options written by a series expire unexercised, the premiums received by the series give rise to short-term capital gains at the time of expiration. Each series may also have short-term gains and losses associated with closing transactions with respect to call options written by them. If call options written by a series are exercised, the selling price of the financial futures contract is increased by the amount of the premium received by the series, and the character of the capital gain or loss on the sale of the futures contract depends on the contract's holding period.



    Upon the exercise of a put held by a series, the premium initially paid for the put is offset against the amount received for the futures contract, bond or note sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which depends on the holding period of the futures contract, bond or note. However, in certain cases in which the put is not acquired on the same day as the underlying securities identified to be used in the put's exercise, gain on the exercise, sale of the put is short-term capital gain. Furthermore, under similar circumstances, loss on the exercise of the put is long-term capital loss regardless of the holding period of the property sold pursuant to the put. If a put is sold prior to its exercise or expiration, any gain or loss recognized by a series is long- or short-term capital gain or loss, depending upon the holding period for the put. If a put expires unexercised, a series would realize short-term or long-term capital loss, depending on the holding period of the put, in an amount equal to the premium paid for the put. In certain cases in which the put and securities identified to be used in its exercise are acquired on the same day, however, the premium paid for the unexercised put is added to the basis of the identified securities.



    If put options written by a series expire unexercised, the premiums received by the series give rise to short-term capital gains at the time of expiration.



    Many futures and forward contracts entered into by a series and listed nonequity options written or purchased by a series (including options on debt securities and options on futures contracts), will be governed by section 1256 of the Internal Revenue Code ("Section 1256 Contracts"). Notwithstanding the discussion of gains and losses with respect to call and put options above, absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60 percent long-term and 40 percent short-term capital gain or loss, and, on the last trading day of a series' fiscal year, all outstanding Section 1256 Contracts will be marked to market (I.E., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60 percent long-term and 40 percent short-term capital gain or loss.



    Positions of a series which consist of at least one position not governed by
Section 1256 and at least one Section 1256 Contract which substantially diminishes that series' risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each series may consider making such elections.



    Notwithstanding any of the foregoing, a series is required to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if a series enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to an appreciated financial position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests in (including options, futures and forward contracts with respect to and short sales of) debt instruments.



    Similarly, if a series enters into a short sale of property that becomes substantially worthless, the series will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.



    Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a series' net investment in the transaction and: (1) the transaction consists of the acquisition of property by the series and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of
Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the series on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120 percent of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a series has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the series' shareholders.



    The federal income tax rules governing the taxation of interest rate swaps are not entirely clear, and may require a series to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. The Fund does not anticipate that its activities in this regard will affect the qualification of any series as a regulated investment company.



    Any net capital gains (I.E., the excess of capital gains from the sale of assets held for more than 1 year over net short-term capital losses) distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term federal capital gains rate for individuals with respect to capital gains recognized by a series is generally 20%. However, capital gains of individuals on the sale of shares acquired after December 31, 2000 and held greater than 5 years will be eligible for a reduced long-term capital gains rate. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


    If any net capital gains are retained by a series for investment, requiring federal income taxes to be paid thereon by the series, the series will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will be taxed on such amounts as capital gains, will be able to claim their proportionate share of the federal income taxes paid by the series on such gains as a credit against their own federal income tax liabilities, and will be entitled to increase the adjusted tax basis of their shares in such series by the differences between their PRO RATA share of such gains and their tax credit.


    Any gain or loss realized upon a sale, redemption or exchange of shares of a series by a shareholder who is not a dealer in securities will be treated as capital gain or loss. Any such capital gain or loss will be treated as a long-term capital gain or loss if the shares were held for more than one year.



    Any short-term capital loss realized upon sale, redemption or exchange of shares within six months (or such shorter period as may be established by Treasury regulations) from the date of purchase of such shares and following receipt of an exempt-interest dividend will be disallowed to the extent of such tax-exempt dividend. Any loss realized upon the sale, redemption or exchange of shares within six months from the date of purchase of such shares and following receipt of a capital gains distribution will be treated as long-term capital loss to the extent of such capital gains distribution.



    Any loss realized on a sale, redemption or exchange of shares of a series of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend or distribution will constitute a replacement of shares.


    Under certain circumstances, a shareholder who acquires shares of a series of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

    Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered to be used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

    Persons holding certain municipal obligations who also are "substantial users" (or persons related thereto) of facilities financed by such obligations may not exclude interest on such obligations from their gross income. No investigation as to the users of the facilities financed by bonds in the portfolios of the Fund's series has been made by the Fund. Potential investors should consult their tax advisers with respect to this matter before purchasing shares of the Fund.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain state and municipal obligations. It can be expected that similar proposals may be introduced in the future. Such proposals, if enacted, may further limit the availability of state or municipal obligations for investment by the Fund and the value of portfolio securities held by the series may be adversely affected. In such case, each series of the Fund would reevaluate its investment objective and policies.


    All distributions of taxable net investment income and net capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the applicable series of the Fund on the reinvestment date. Distributions of tax-exempt interest must also be reported. Under federal income tax law, each series of the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of shares of such series, except in the case of certain exempt shareholders. Under the backup withholding provisions of the Internal Revenue Code, taxable distributions from the Fund, including the proceeds from the redemption or exchange of shares, are subject to withholding of federal income tax in the case of nonexempt shareholders who fail to furnish the appropriate series of the Fund with their taxpayer identification numbers on IRS Form W-9 and with required certifications regarding their status under the federal income tax law. The actual amount withheld will decline from 31% for distributions made prior to August 5, 2001, to 30.5% for distributions made in the remainder of 2001, to 30% in 2002 and 2003, to 29% in 2004 and 2005, and 28%
in 2006 and later years. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions. Distributions of taxable investment income, including short-term capital gains, to foreign shareholders generally will be subject to a withholding tax at the rate of 30% (or lower treaty rate).


STATE TAXATION


    The following discussion assumes that each series of the Fund qualified for each taxable year as a regulated investment company for federal tax purposes.


    FLORIDA. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Series will not be subject to any Florida state or local income taxes on distributions received from the Florida Series.

    Florida does impose a State income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts) that is allocated or apportioned to Florida. For those shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Series, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Internal Revenue Code. Provided that the Florida Series qualifies as a regulated investment company and complies with the requirements of the Internal Revenue Code necessary to pay exempt-interest dividends, including the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103, the corporate shareholders of such series may incur Section 103 interest income from Florida Series distributions. While Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida alternative minimum tax). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida alternative minimum tax) allocated or apportioned to Florida of a corporate Florida Series shareholder arising from Florida Series distributions is subject to Florida corporate income taxes. Other distributions from the Florida Series to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

    Provided that on and throughout January 1 of a given year at least 90 percent of the net assets of the portfolio of assets of the Florida Series will be comprised exclusively of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the United States Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, in the opinion of Florida counsel shares of the Florida Series will not be subject to Florida intangible personal property taxes for that year. If the Florida Series fails to satisfy the 90 percent test, then the entire value of the Florida Series shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the intangible personal property tax.

    Shareholders of the Florida Series should consult their tax advisers about other state and local tax consequences of their investments in the Florida Series.


    NEW JERSEY. In the opinion of New Jersey tax counsel, individual shareholders of the New Jersey Series and the New Jersey Money Market Series resident in New Jersey and shareholders of the New Jersey Series and the New Jersey Money Market Series that are trusts or estates will not be subject to New Jersey income tax on distributions received from either series to the extent that such distributions are attributable to interest on tax-exempt obligations of the State of New Jersey or its political subdivisions and authorities, or obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam, provided that the relevant series complies with the requirement of the New Jersey Gross Income Tax Act that (1) 80% of the aggregate principal amount of all its investments (excluding cash, cash items and receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto that are related to such series' business of investing in securities (Related Financial Instruments)) are invested in obligations issued by the State of New Jersey or any of its agencies or political subdivisions, or other obligations exempt from state or local taxation under the laws of New Jersey and the United States and (2) it has no investments other than interest bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and Related Financial Instruments.


    Distributions received by shareholders who are resident individuals, trusts or estates from the New Jersey Series and the New Jersey Money Market Series which are attributable to gains realized on the sale or exchange of New Jersey obligations are exempt from New Jersey income tax.

    Other distributions from the New Jersey Series and the New Jersey Money Market Series, including those related to long-term and short-term capital gains from other bonds, will generally not be exempt from New Jersey income tax.

    Corporate shareholders resident in New Jersey are taxed under the provisions of the Corporation Business Tax Act or the Corporation Income Tax Act. Neither Act contains a provision that exempts from tax distributions from a qualified investment fund that are attributable to interest or gain from Exempt Obligations. All distributions from the New Jersey Series and the New Jersey Money Market Series to corporations subject to tax in New Jersey will be subject to New Jersey taxation whether or not the distributions are attributable to interest or gain from New Jersey obligations.

    Shareholders of the New Jersey Series and the New Jersey Money Market Series should consult their tax advisers about other state and local tax consequences of their investments in these series.

    NEW YORK. Individual shareholders of the New York Series and the New York Money Market Series resident in New York State will not be subject to State income tax on distributions received from either such series to the extent such distributions are attributable to interest on tax-exempt obligations of the State of New York and its political subdivisions, and obligations of the Governments of Puerto Rico, the Virgin Islands and Guam (New York Obligations), provided that such interest is exempt from federal income tax pursuant to
Section 103(a) of the Internal Revenue Code, and that the relevant series qualifies as a regulated investment company and satisfies the requirements of the Internal Revenue Code necessary to pay exempt-interest dividends, including the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is excluded from gross income for federal income tax purposes under Section 103(a) of the Internal Revenue Code. Individual shareholders who reside in New York City will be able to exclude such distributions for City income tax purposes.


    Other distributions from the New York Series and the New York Money Market Series, including those attributable to market discount and capital gains, will generally be subject to State or City income tax.



    Distributions from these series must be included in entire net income and shares of the New York Series must be included in investment capital and shares of the New York Money Market Series must be included in investment capital and business capital, but not in both, in determining State or City franchise and corporation taxes for corporate shareholders.


    Shares of these series will not be subject to any State or City property tax.


    The Fund has obtained the opinion of its New York tax counsel to confirm these State and City tax consequences for New York resident individuals and corporations who are shareholders of the New York Series and the New York Money Market Series. Shareholders of the New York Series and the New York Money Market Series should consult their advisers about other state and local tax consequences of their investments in these series.


    PENNSYLVANIA. Under Pennsylvania law, individual shareholders of the Pennsylvania Series who are residents of Pennsylvania will not be subject to Pennsylvania personal income tax on distributions received from the Pennsylvania Series to the extent such distributions are attributable to interest on tax-exempt obligations of the Commonwealth and its political subdivisions and authorities or of qualifying issuers in Puerto Rico, the Virgin Islands and Guam. Other distributions from the Pennsylvania Series (including without limitation, capital gains dividends) will generally not be exempt from Pennsylvania personal income tax. Distributions paid by the Pennsylvania Series will also be exempt from the Philadelphia School District investment net income tax for individuals who are residents of the City of Philadelphia to the extent such distributions are derived from interest on tax-exempt obligations of the Commonwealth and its political subdivisions and authorities or of qualifying obligations of the Governments of Puerto Rico, the Virgin Islands and Guam, or to the extent such distributions are designated as capital gain dividends for federal income tax purposes.

    It is unclear whether the conversion of Class B shares into Class A shares (or any other exchange of shares that may be exempt from federal income taxes) is taxable for Pennsylvania state and local tax purposes. In addition, it is unclear whether income derived from some or all of the derivatives and hedging transactions in which the Pennsylvania Series may invest or engage will be exempt for Pennsylvania state and local tax purposes.

    Corporations that are subject to the Pennsylvania corporate net income tax will not be subject to tax on distributions received from the Pennsylvania Series provided that such distributions are not included in federal taxable income determined before net operating loss deductions and special deductions. As a result of a pronouncement by the Pennsylvania Department of Revenue, an investment in the Pennsylvania Series by a corporate shareholder will apparently qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the portfolio securities of the Pennsylvania Series comprise investments in Pennsylvania and/or United States Government Securities that would be exempt assets if owned directly by the corporation.

    The Pennsylvania Series will not be treated as a taxable entity and therefore will not be subject to the Pennsylvania personal income tax or corporate net income tax.


    In addition, shares of the Pennsylvania Series will not be subject to personal property taxation in Pennsylvania to the extent that the portfolio securities owned by the Pennsylvania Series on the annual assessment date would not be subject to such taxation if owned by a resident of Pennsylvania.


    Shareholders of the Pennsylvania Series should consult their tax advisers about other state and local tax consequences of their investments in the Pennsylvania Series.

                              FINANCIAL STATEMENTS



    Each series' financial statements for the fiscal year ended August 31, 2001, incorporated in this SAI by reference to such series' 2001 annual report to shareholders (File No. 811-4023), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of each series' annual report at no charge by request to the Fund by calling (800) 225-1852, or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

APPENDIX I--GENERAL INVESTMENT INFORMATION

    The following terms are used in mutual fund investing.

ASSET ALLOCATION

    Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

    Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

    Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

    Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, I.E., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

    Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

    Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

    Standard Deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

APPENDIX II--HISTORICAL PERFORMANCE DATA

    The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

    This chart show the long-term performance of various asset classes and the rate of inflation.

               EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Value of $1.00 invested on
1/1/1926 through 12/31/2000

      SMALL STOCKS     COMMON      LONG-TERM BONDS  TREASURY BILLS  INFLATION
                       STOCKS
1926
1936
1946
1956
1966
1976
1986
2000     $6,402.23      $2,586.52           $48.86          $16.56      $9.75


Source: Ibbotson Associates. All rights reserved. Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential mutual fund.


Generally, stock returns are due to capital appreciation and the reinvestment of any gains. Bond returns are due to reinvesting interest. Also, stock prices are usually more volatile than bond prices over the long-term.

Small stock returns for 1926-1989 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

IMPACT OF INFLATION. The "real" rate of investment return is that which exceeds the rate of inflation, the percentage change in the value of consumer goods and the general cost of living. A common goal of long-term investors is to outpace the erosive impact of inflation on investment returns.

Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1990 through 2000. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.


    All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Risk/Return Summary--Fees and Expenses" in each prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.

           HISTORICAL TOTAL RETURNS OF DIFFERENT BOND MARKET SECTORS


YEAR                                 1990  1991  1992  1993  1994  1995  1996     1997  1998  1999   2000
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
TREASURY
BONDS(1)                             8.5%  15.3% 7.2%  10.7% (3.4)% 18.4%  2.7%   9.6%  10.0% (2.56)% 13.52%
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
MORTGAGE
SECURITIES(2)                        10.7% 15.7% 7.0%  6.8%  (1.6)% 16.8%  5.4%   9.5%  7.0%   1.86% 11.16%
----------------------------------------------------------------------------------------------------------
U.S. INVESTMENT GRADE
CORPORATE
BONDS(3)                             7.1%  18.5% 8.7%  12.2% (3.9)% 22.3%  3.3%   10.2% 8.6%  (1.96)%  9.39%
----------------------------------------------------------------------------------------------------------
U.S.
HIGH YIELD
BONDS(4)                             (9.6)% 46.2% 15.8% 17.1% (1.0)% 19.2% 11.4%  12.8% 1.6%   2.39% (5.86)%
----------------------------------------------------------------------------------------------------------
WORLD
GOVERNMENT
BONDS(5)                             15.3% 16.2% 4.8%  15.1% 6.0%  19.6%  4.1%    (4.3)% 5.3% (5.07)% (2.63)%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
DIFFERENCE BETWEEN HIGHEST
AND LOWEST RETURNS PERCENT           24.9% 30.9% 11.0% 10.3% 9.9%  5.5%   8.7%    17.1% 8.4%   7.46% 19.10%


(1) LEHMAN BROTHERS TREASURY BOND INDEX is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

(2) LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).

(3) LEHMAN BROTHERS CORPORATE BOND INDEX includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year. Source Lipper Inc.

(4) LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.

(5) SALOMON SMITH BARNEY WORLD GOVERNMENT INDEX (NON U.S.) includes over 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

    The chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.


           LONG TERM U.S. TREASURY BOND YIELD IN PERCENT (1926-2000)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1926
1936
1946
1956
1966
1976
1986
1996
2000

------------------------

Source: Ibbotson Associates. Used with permission. All rights reserved. The chart illustrates the historical yield of a long-term U.S. Treasury Bond from 1926-2000. Yield represents that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential mutual fund.



                  WORLD STOCK MARKET CAPITALIZATION BY REGION
                           WORLD TOTAL: 19.0 TRILLION


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S.           50.6%
Europe         33.6%
Pacific Basin  13.4%
Canada          2.4%

------------------------

Source: Morgan Stanley Capital International, December 31, 2000. Used with permission. This chart represents the capitalization of major world stock markets as measured by the Morgan Stanley Capital International (MSCI) World Index. The total market capitalization is based on the value of approximately 1,577 companies in 22 countries (representing approximately 60% of the aggregate market value of the stock exchanges). This chart is for illustrative purposes only and does not represent the allocation of any Prudential mutual fund.

    This chart illustrates the performance of major world stock markets for the period from December 31, 1985 through December 31, 2000. It does not represent the performance of any Prudential mutual fund.



           AVERAGE ANNUAL TOTAL RETURNS OF MAJOR WORLD STOCK MARKETS
                   (12/31/1985-12/31/2000) (IN U.S. DOLLARS)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SWEDEN       19.12%
HONG KONG    17.63%
SPAIN        17.30%
NETHERLAND   16.96%
FRANCE       16.08%
BELGIUM      15.65%
USA          15.08%
SWITZERLAND  14.91%
EUROPE       14.44%
U.K.         14.30%
DENMARK      13.93%
SING/MLYSIA  11.55%
GERMANY      11.09%
CANADA       10.71%
ITALY        10.49%
AUSTRALIA    10.09%
NORWAY        8.23%
JAPAN         6.55%
AUSTRIA       5.70%

------------------------

Source: Morgan Stanley Capital International (MSCI) and Lipper Inc. as of 12/31/00. Used with permission. Morgan Stanley Country indexes are unmanaged indexes which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of all distributions. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indexes.


    This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 Stock Index with and without reinvested dividends.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        CAPITAL APPRECIATION
      AND REINVESTING DIVIDENDS  CAPITAL APPRECIATION ONLY
1971
1974
1977
1980
1983
1986
1989
1992
1995
1998
2000                   $414,497                   $143,308

------------------------
Source: Lipper Inc. Used with permission. All rights reserved. This chart is for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential mutual fund. Common stock total return is based on the Standard & Poor's 500 Composite Stock Price index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indexes.

APPENDIX III--FIVE PERCENT SHAREHOLDER REPORT


    As of October 12, 2001, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of beneficial interest of a Series were:



       SERIES AND CLASS NAME                        REGISTRATION                     SHARES     % OWNERSHIP
-----------------------------------  -------------------------------------------   ----------   -----------
Florida Series (Class C)             Randell E L Falck TTEE                            69,693      (12.79%)
                                     Randell E L Falck
                                     REV TR UA DTD 12/03/91
                                     FBO Randell E L Falck
                                     8049 Whisper Lake Ln. W
                                     Ponte Vedra, FL 32082-3112
                                     Betty Louise Sikes TTEE                           33,536       (6.15%)
                                     Betty Louise Sikes
                                     REV TRUST UA DTD 06/23/83
                                     FBO Betty Louise Sikes
                                     4011 NE 25th Ave.
                                     Fort Lauderdale, FL 33308-5726
Florida Series (Class Z)             Guy D. Hoagland                                    5,944       (6.80%)
                                     & Melissa H. Hoagland JT TEN
                                     1021 Stratford Pl.
                                     Melbourne, Fl 32940-7814
                                     Gerald W. Bobo                                    11,589      (13.25%)
                                     & Susan O Bobo JT TEN
                                     8089 SE Country Estates Way
                                     Jupiter, FL 33458-1045
                                     Olivia L. McLean TTEE                              5,367       (6.14%)
                                     Olivia L. McLean Living Trust
                                     UA DTD 11/29/99
                                     909 Lake Shore Drive
                                     Apt. 308
                                     Lake Park, FL 33403-2846
                                     Thomas J. Lahey & Vivienne M. Lahey JT TEN         4,927       (5.63%)
                                     3496 SE Doubleton Dr.
                                     Stuart, FL 34997-5624
                                     Mr. Edward M. Sibble                               4,706       (5.38%)
                                     Mr. Edward M. Sibble JR CO - TTEES
                                     Sibble Family Trust
                                     UA DTD 11/25/92
                                     230 Ocean Beach Tr1.
                                     Vero Beach, FL 32963-5022
                                     Perry Sifford & Doris Sifford Ten Ent              5,892       (6.74%)
                                     8136 SE Peppercorn Ct.
                                     Hobe Sound, FL 33455-8245
                                     Mrs. Carol L. Parsons &                            7,481       (8.55%)
                                     Mr. William T. Parsons JT TEN
                                     6111 Bay Lake Dr. N.
                                     St. Petersburg, FL 33708-3524


                                     III-1

       SERIES AND CLASS NAME                        REGISTRATION                     SHARES     % OWNERSHIP
-----------------------------------  -------------------------------------------   ----------   -----------
                                     Mrs. J. Dickey &                                  16,015      (18.31%)
                                     Mr. J. Dickey
                                     Mr. J. Dickey & Mr. W. Johnson CO-TTEES
                                     Jean R. Dickey Intervivos TR UA DTD
                                     12/27/83
                                     13850 Forsythe Rd.
                                     Sykesville, MD 21784-5834
New Jersey Series (Class C)          Mr. Isidore H. Stein                              15,120       (5.23%)
                                     781 Van Court Ave.
                                     Long Branch, NJ 07740-4847
                                     Mrs. Gail W. Bennett                              17,794       (6.16%)
                                     2 S. Rohallion Dr.
                                     Rumson, NJ 07760-1221
                                     Mr. Richard L. Bennett                            17,794       (6.16%)
                                     2 S. Rohallion Dr.
                                     Rumson, NJ 07760-1221
                                     George M. Kero                                    15,496       (5.36%)
                                     4 Shelby Ave.
                                     Paramus, NJ 07652-2708
New Jersey Series (Class Z)          Charles Goldenberg                                 3,120       (8.91%)
                                     As Guardian Of The Property of
                                     Deborah Golwyn
                                     3 Decker Ave.
                                     Elizabeth, NJ 07208-1702
                                     Mrs. Doris Skaritka                                6,917      (19.75%)
                                     170 Church Lane
                                     N. Brunswick, NJ 08902-9641
                                     Elizabeth O. Shear                                 6,991      (19.96%)
                                     123 Otis Ave.
                                     Tuckerton, NJ 08087-2629
                                     Barbara Deprisco                                   3,677      (10.50%)
                                     TOD Acct.
                                     89 Stratford Rd.
                                     Dumont, NJ 07628-1142
                                     William A. Nyborg                                  1,926       (5.50%)
                                     113 Elm Ave.
                                     Haddonfield, NJ 08033-1712
                                     Glen E. Albright                                   2,073       (5.92%)
                                     4 Harwood Dr.
                                     Madison, NJ 07940-2711
New York Series (Class C)            Ellen L. Berger                                   12,871       (5.36%)
                                     P.O. Box 1257
                                     104 Morningside Ave.
                                     Jamesport, NY 11947-1257
                                     Mrs. Marion Weinstock                             18,904       (7.88%)
                                     1095 Park Avenue
                                     Apartmen 3B
                                     New York, NY 10128-1154


                                     III-2

       SERIES AND CLASS NAME                        REGISTRATION                     SHARES     % OWNERSHIP
-----------------------------------  -------------------------------------------   ----------   -----------
                                     John Tellone                                      12,818       (5.34%)
                                     509 Second Ave.
                                     Pelham, NY 10803-1114
                                     Henry Hocker &                                    19,336       (8.05%)
                                     Gloria Hocker JT TEN
                                     15 West Suffolk Ave.
                                     Central Islip, NY 11722-2142
                                     Mrs. Mary B. Walsh                                14,063       (5.86%)
                                     103 Ashland Ave.
                                     Pleasantville, NY 10570-2301
New York Series (Class Z)            Mrs. Jill C. DaVila                               12,669       (8.58%)
                                     Mr. Sean E. Hattrick CO-TTEES
                                     Jill C. DaVila Trust
                                     UA DTD 12/15/00
                                     P.O. Box 391
                                     Southampton, NY 11969-0391
                                     Benjamin Cassese &                                25,529      (17.28%)
                                     Ingrid Cassese JT TEN
                                     32 Lawrence Ln.
                                     Bayshore, NY 11706-8627
                                     Mr. George Posner &                                8,381       (5.67%)
                                     Mrs. Adrienne Posner JT TEN
                                     212 Bundy Rd.
                                     Ithaca, NY 14850-9249
Pennsylvania Series (Class C)        Mr. Edward Dress &                                10,693      (12.87%)
                                     Mrs. Marion M. Dress JT TEN
                                     151 Forest Rd
                                     Mountain Top, PA 18707-1316
                                     Mr. Randolph J. Peischler                          5,932       (7.14%)
                                     3243 Old Post Road
                                     Slatington, PA 18080-3209
                                     Legg Mason Wood Walker Inc.                        4,216       (5.07%)
                                     424-00022-14
                                     PO Box 1476
                                     Baltimore, MD 21203
                                     Mr. Charles A. Langenhop &                        18,975      (22.84%)
                                     Mrs. Jean A. Langenhop TEN ENT
                                     2007 Faversham Way
                                     York, PA 17402-7551
                                     Joanna L. De Rose &                                8,639      (10.40%)
                                     Anna Marie Di Michele JT TEN
                                     2224 S. Bucknell St.
                                     Philadelphia, PA 19145-3213


                                     III-3

APPENDIX IV--INFORMATION RELATING TO PORTFOLIO SECURITIES



    The following chart shows where each series of the Fund fits in the Prudential Fund Family in terms of the duration of its portfolio securities.


                                                       DURATION
                --------------------------------------------------------------------------------------
CREDIT QUALITY             SHORT                    INTERMEDIATE                      LONG
--------------  ---------------------------  ---------------------------  ----------------------------
High                Money Market Funds            Government Income           National Municipals
                                                 Global Total Return              Muni Insured
                                                                          Single States CA, FL, NJ, PA
Med              Short-Term Corporate Bond        Total Return Bond             Muni High Income
                                                                                   CA Income
Low                                                  High Yield
                                               High Yield Total Return


    Each non-money market series of the Prudential Municipal Series Fund may provide: (i) lower yield and total return than Prudential Municipal Bond Fund--High Income Series and Prudential California Municipal Series Fund--California Income Series, but with higher overall quality. Currently, each non-money market series is maintaining a long-term duration. This is subject to change.



    Each money market series of the Prudential Municipal Series Fund may provide
(i) lower yield and total return than other Prudential bond funds, but with higher overall quality. Currently, each money market series is maintaining a short-term duration.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

       (a) (1) Amended and Restated Declaration of Trust of the Registrant, incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on December 28, 1994 (File No. 2-91216).

          (2) Amended and Restated Certificate of Designation incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File No. 2-91216).


       (b) Amended and Restated By-Laws of the Registrant. (Incorporated by reference to Exhibit (b) to Post Effective Amendment No. 29 to Registration Statement on Form N-1A filed via EDGAR November 3, 2000. (File No. 2-91215.)



       (c) (1) Specimen receipt for shares of beneficial interest, $.01 par value, of Florida Series (for Class A shares), incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).



          (2) Specimen receipt for shares of beneficial interest, $.01 par value, of New Jersey Series (for Class A shares), incorporated by reference to Exhibit No. 4(g) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).



          (3) Specimen receipt for shares of beneficial interest, $.01 par value, of New Jersey Money Market Series (for Class A shares), incorporated by reference to Exhibit No. 4(h) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).



          (4) Specimen receipt for shares of beneficial interest, $.01 par value, of New York Series (for Class A shares), incorporated by reference to Exhibit No. 4(i) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).



          (5) Specimen receipt for shares of beneficial interest, $.01 par value, of New York Money Market Series, incorporated by reference to Exhibit No. 4(j) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).



          (6) Specimen receipt for shares of beneficial interest, $.01 par value, of Pennsylvania Series (for Class A shares), incorporated by reference to Exhibit No. 4(m) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).


       (d) (1) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit
          No. 5(a) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File
          No. 2-91216).

          (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).


          (3) Amendment to Subadvisory Agreement dated as of November 18, 1999, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on
          Form N-1A (File No. 2-91215) filed via EDGAR on November 3, 2000.


       (e) Distribution Agreement between the Registrant and Prudential Investment Management Services LLP, incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File
          No. 2-91216).

       (f)  Not applicable.

       (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File No. 2-91216).

          (2) Amendment to Custodian Contract/Agreement dated as of February 22, 1999 by and between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 39 to the Registration Statement on
          Form N-1A filed via EDGAR on December 23, 1999 (File No. 2-91216).


          (3) Amendment to Custodian Contract/Agreement dated as of July 30, 2001 by and between the Registrant and State Street Bank and Trust Company.*


       (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1997 (File
          No. 2-91216).

          (2) Amendment to Transfer Agency and Service Agreement dated as of August 24, 1999, by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc.), incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed via EDGAR on December 23, 1999 (File No. 2-91216).


       (i) Opinion and Consent of Counsel. (Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 29 to Registration Statement on Form N-1A filed via EDGAR November 3, 2000.(File No. 2-91215).)



       (j)  (1) Consent of PricewaterhouseCoopers LLP.*



          (2) Consent of Counsel.*


       (k) Not applicable.

       (l)  Not applicable.


       (m) (1) Distribution and Service Plan (New Jersey Money Market Series, New York Money Market Series), incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File No. 2-91216).


          (2) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File No. 2-91216).

          (3) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed via EDGAR on December 23, 1999 (File No. 2-91216).

          (4) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File No. 2-91216).

       (n) Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed via EDGAR on November 3, 1998 (File No. 2-91216).

       (p) (1) Code of Ethics of the Registrant.*


          (2) Code of Ethics of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC.*



       (q) Power of Attorney*

------------------------
 *Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25. INDEMNIFICATION.

    Article V, Section 5.3 of the Registrant's Amended and Restated Declaration of Trust provides that the Trustees shall provide for indemnification by the Trust (or the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the

Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws. Section 5.1 also provides that Trustees, officers, employees or agents of the Trust shall not be subject to any personal liability to any other person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust property or the property of any series thereof or the affairs of the Trust or any Series thereof, except liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his of her duties. Section 5.1 also provides that the Registrant will indemnify and hold harmless each shareholder from and against all claims and shall reimburse such shareholder for all expenses reasonably related thereto.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article XI of the Fund's By-Laws (Exhibit (b) to the Registration Statement), in certain cases, any individual who is a present or former officer, Trustee, employee and agent of the Registrant or who serves or has served another trust, corporation, partnership, joint venture or other enterprise in one of such capacities at the request of the Registrant (a representative of the Trust) may be indemnified by the Registrant against certain liabilities in connection with the Registrant provided that such representative acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant, subject to certain qualifications and exceptions including liabilities to the Registrant or to its shareholders to which such representative would otherwise be subject by reason of misfeasance, bad faith, gross negligence or reckless disregard of duties. As permitted by Section 17(i) of the 1940 Act, and pursuant to Section 10 of the Distribution Agreement (Exhibit (e) to the Registration Statement), in certain cases the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, in the performance of its duties, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. Pursuant and subject to the provisions of Article XI of the Registrant's By-Laws, the Registrant shall indemnify each representative of the Trust against, or advance the expenses of a representative of the Trust for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant.

    The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.


    Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) (formerly known as Prudential Investments Fund Management LLC) and the Prudential Investment Management, Inc. (a successor to The Prudential Investment Corporation) (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.


    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER



    (a) Prudential Investments LLC


    See "How the Fund is Managed--Manager" in the Prospectuses constituting
Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).



    The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.



NAME AND ADDRESS              POSITION WITH PI                          PRINCIPAL OCCUPATIONS
----------------              ----------------                          ---------------------
David R. Odenath, Jr.         Officer in Charge,         Officer in Charge, President, Chief Executive
                               President, Chief           Officer and Chief Operating Officer, PIFM; Senior
                               Executive Officer and      Vice President, The Prudential Insurance Company of
                               Chief Operating Officer    America (Prudential)
Catherine A. Breyers          Executive Vice President   Executive Vice President, PI
John L. Carter                Executive Vice President   Executive Vice President, PI
Robert F. Gunia               Executive Vice President   Executive Vice President & Chief Administrative
                               & Chief Administrative     Officer, PI; Vice President, Prudential; President,
                               Officer                    Prudential Investment Management Services LLC
                                                          (PIMS)
William V. Healey             Executive Vice President,  Executive Vice President, Chief Legal Officer and
                               Chief Legal Officer and    Secretary, PI; Vice President and Associate General
                               Secretary                  Counsel, Prudential; Senior Vice President, Chief
                                                          Legal Officer and Secretary, PIMS
Marc S. Levine                Executive Vice President   Executive Vice President, PI
Stephen Pelletier             Executive Vice President   Executive Vice President, PI
Judy A. Rice                  Executive Vice President   Executive Vice President, PI
Ajay Sawhney                  Executive Vice President   Executive Vice President, PI
Lynn M. Waldvogel             Executive Vice President   Executive Vice President, PI



    (b) Prudential Investment Management, Inc. (PIM)


    See "How the Series is Managed--Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


NAME AND ADDRESS              POSITION WITH PIC                         PRINCIPAL OCCUPATIONS
----------------              -----------------                         ---------------------
George C. Hanley              Chief Compliance Officer   Senior Vice President Compliance of The Prudential
                                                          Insurance Company of America
John R. Strangfeld, Jr.       President; Chief           President and Chief Executive Officer, of Prudential
                               Executive Officer,         Global Asset Management Group of Prudential; Senior
                               Chairman of the Board      Vice President, Prudential; Chairman of the Board,
                               and Director               President, Chief Executive Officer and Director,
                                                          PI, Chairman and Chief Executive Officer of PSI
                                                          Chief Executive Officer of Prudential Securities
                                                          Inc.
Bernard Winograd              Senior Vice President and  Chief Executive Officer, Prudential Real Estate
                               Director                   Investors; Senior Vice President and Director, PIM


ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Gibraltar Fund, Inc. Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond

Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., Target Funds and The Target Portfolio Trust.



    PIMS is also distributor of the following unit investment trusts: Separate Accounts, Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract G1-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and the Prudential Qualified Individual Variable Contract Account.


    (b) Information concerning the officers and directors of PIMS is set forth below.


                                     POSITIONS AND                                  POSITIONS AND
                                     OFFICES WITH                                   OFFICES WITH
NAME(1)                              UNDERWRITER                                    REGISTRANT
-------                              -------------                                  -------------
Stuart A. Abrams...................  Senior Vice President and Chief Compliance     None
213 Washington St.                     Officer
Newark, NJ 07102
Margaret Deverell..................  Vice President and Chief Financial Officer     None
Francis O. Odebekein...............  Senior Vice President and Chief Operating      None
                                     Officer
Robert F. Gunia....................  President                                      Vice
                                                                                    President and
                                                                                    Trustee
William V. Healey..................  Senior Vice President, Secretary and Chief     Assistant
                                     Legal Officer                                  Secretary
Bernard B. Ninograd................  Executive Vice President                       None
213 Washington St.
Newark, NJ 07102


--------------
(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102-4077 unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171; The Prudential Investment Management LLC, Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102; the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102; and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11)
and 31a-1(f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, 07102, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29. MANAGEMENT SERVICES


    Other than as set forth under the captions "How the Series is Managed--Manager", "--Investment Adviser" and "--Distributor" in the Prospectuses and under the captions "Investor Advisory and Other
Services--Manager and Investment Adviser" and "--Principal Underwriter, Distributor and Rule 12b-1 Plans" in the Statement of Additional Information, constituting Part A and Part B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

    (a) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 31st day of October, 2001.



                                PRUDENTIAL MUNICIPAL SERIES FUND

                                By:         /s/ DAVID R. ODENATH, JR.
                                     ---------------------------------------
                                         David R. Odenath, Jr., President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                     NAME                       TITLE                                 DATE
                     ----                       -----                                 ----
                      *
  ------------------------------------------    Trustee
               Eugene C. Dorsey

                      *
  ------------------------------------------    Trustee
               Delayne D. Gold

                      *
  ------------------------------------------    Trustee
               Robert F. Gunia

                      *
  ------------------------------------------    Trustee
               Thomas T. Mooney

                      *
  ------------------------------------------    Trustee
               Stephen P. Munn

                  /s/ DAVID R. ODENATH,
                     JR.
  ------------------------------------------    President and Trustee           October 31, 2001
               David R. Odenath

                      *
  ------------------------------------------    Trustee
              Richard A. Redeker

                      *
  ------------------------------------------    Trustee
                 Judy A. Rice

                      *
  ------------------------------------------    Trustee
              Nancy Hays Teeters

                      *
  ------------------------------------------    Trustee
              Louis A. Weil, III

                    /s/ GRACE C. TORRES         Treasurer and Principal
  ------------------------------------------     Financial and Accounting       October 31, 2001
               Grace C. Torres                   Officer

*By:          /s/     DEBORAH A. DOCS
       -------------------------------------                                    October 31, 2001
                  Deborah A. Docs
                  Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBITS


        (g)  (3) Amendment to Custodian Contract/Agreement dated as of
             July 30, 2001 by and between the Registrant and State Street
             Bank and Trust Company.

        (j)  (1) Consent of PricewaterhouseCoopers LLP.

             (2) Consent of Counsel.

        (p)  (1) Code of Ethics of the Registrant.

             (2) Code of Ethics of Prudential Investment Management,
             Inc., Prudential Investments LLC and Prudential Investment
             Management Services LLC.

        (q)  Power of Attorney*